UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2024

Date of reporting period: November 30, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

NOV    11.30.23

SEMI-ANNUAL REPORT

AB MUNICIPAL INCOME FUND

+	AB CALIFORNIA PORTFOLIO
+	AB HIGH INCOME MUNICIPAL PORTFOLIO
+	AB NATIONAL PORTFOLIO
+	AB NEW YORK PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Municipal Income Fund: AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (each a “Portfolio,” and collectively, the “Portfolios”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolios’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

January 24, 2024

This report provides management’s discussion of fund performance for the AB Municipal Income Fund: AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio for the semi-annual reporting period ended November 30, 2023.

The investment objective of the California, National and New York Portfolios is to earn the highest level of current income, exempt from federal income tax—and in the case of the California and New York Portfolios, state taxation of the respective state—that is available without assuming what the Adviser considers to be undue risk to principal or income. The investment objective of the High Income Municipal Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available, consistent with what the Adviser considers to be an appropriate level of risk.

NAV RETURNS AS OF NOVEMBER 30, 2023 (unaudited)

	6 Months	12 Months

AB CALIFORNIA PORTFOLIO

Class A Shares	1.76%	4.14%

Class C Shares	1.47%	3.36%

Advisor Class Shares[1]	1.89%	4.40%

Bloomberg Municipal Bond Index	2.29%	4.28%

	6 Months	12 Months

AB HIGH INCOME MUNICIPAL PORTFOLIO

Class A Shares	-0.20%	1.72%

Class C Shares	-0.47%	1.05%

Advisor Class Shares[1]	0.03%	2.07%

Class Z Shares[1]	-0.07%	1.97%

Bloomberg Municipal Bond Index	2.29%	4.28%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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NAV RETURNS AS OF NOVEMBER 30, 2023 (unaudited)

	6 Months	12 Months

AB NATIONAL PORTFOLIO

Class A Shares	1.42%	3.29%

Class C Shares	0.93%	2.52%

Advisor Class Shares[1]	1.55%	3.55%

Bloomberg Municipal Bond Index	2.29%	4.28%

	6 Months	12 Months

AB NEW YORK PORTFOLIO

Class A Shares	0.76%	2.65%

Class C Shares	0.38%	1.99%

Advisor Class Shares[1]	1.00%	3.01%

Bloomberg Municipal Bond Index	2.29%	4.28%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

INVESTMENT RESULTS

The preceding tables show performance for each Portfolio compared with its benchmark, the Bloomberg Municipal Bond Index, for the six- and 12-month periods ended November 30, 2023.

During both periods, all share classes underperformed the benchmark with the exception of the Advisor Class Shares of the California Portfolio, which outperformed during the 12-month period, before sales charges. An overweight to municipal credit contributed, relative to the benchmark, for all Portfolios.

California Portfolio: For the six-month period, security selection detracted from performance, while the Portfolio’s overweight to credit and sector allocation contributed. For the 12-month period, security selection, sector allocation and the Portfolio’s overweight to credit all contributed to performance.

High Income Municipal Portfolio: While the benchmark is fully invested in investment-grade securities, the Portfolio invests in below-investment-grade securities, which detracted over both periods. For the six-month period, security selection, sector allocation and credit detracted from performance. Yield-curve positioning contributed to performance. For the 12-month period, security selection, sector allocation and credit detracted from performance. Yield-curve positioning contributed to performance.

National Portfolio: For the six-month period, security selection and sector allocation detracted from performance. Yield-curve positioning and an

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overweight to credit contributed to performance. For the 12-month period, security selection detracted from performance. Sector allocation, yield-curve positioning and an overweight to credit contributed to performance.

New York Portfolio: For the six-month period, security selection and sector allocation detracted from performance, while yield-curve positioning and an overweight to credit contributed. For the 12-month period, security selection detracted, while sector allocation, yield-curve positioning and an overweight to credit contributed to performance.

All Portfolios used derivatives in the form of inflation Consumer Price Index (“CPI”) swaps and interest rate swaps for hedging purposes. The National Municipal Portfolio used credit default swaps for hedging purposes, while the High Income Portfolio used credit default swaps for hedging and investment purposes. During both periods, CPI swaps had no material impact on absolute returns for all Portfolios. During the six-month period, interest rate swaps had no material impact on the New York Portfolio and detracted from the High Income Portfolio. During both periods for the National and California Portfolios and the 12-month period for the New York and High Income Portfolios, interest rate swaps contributed to performance. Credit default swaps had no material impact on the National and High Income Portfolios during either period. Municipal market data rate locks were used for hedging purposes, which had no material impact on the National Portfolio and added to absolute performance for the High Income Portfolio during both periods.

MARKET REVIEW AND INVESTMENT STRATEGY

For the six-month period ending November 30, 2023, the yield on a 10-Year AAA municipal bond rose modestly to 2.63% from 2.59% and the yield on the 10-Year US Treasury rose to 4.34% from 3.61%. After-tax spreads compressed across the curve, indicating municipals became more expensive relative to Treasuries. During this period, the market endured early performance headwinds, in which robust economic indicators, particularly a strong jobs print in September, led to concerns of the Fed elongating their tightening cycle. This roiled markets, giving back all the gains earned up to that point in the year. However, the market strongly rebounded with an impressive November rally, which was the highest monthly performance for the municipal market since the early 1980s.

The Portfolios’ Senior Investment Management Team continues to focus on real after-tax return by investing in municipal bonds that generate income exempt from federal income taxes.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. In the past, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most bond

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insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security, with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

Portfolio	Insured Bonds[1]	Pre-refunded/ ETM2/Insured Bonds[1]

California	4.06%	0.00%

High Income Municipal	1.66%	0.00%

National	5.40%	0.00%

New York	3.12%	0.00%

1	Breakdowns expressed as a percentage of investments in municipal bonds.
2	Escrowed to maturity.

INVESTMENT POLICIES

Each of the California, National and New York Portfolios pursues its objective by investing principally in high-yielding, predominantly investment-grade municipal securities. The High Income Municipal Portfolio pursues its objective by investing principally in high-yielding municipal securities that may be noninvestment grade or investment grade.

Each Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. Each of the Portfolios that invests in a named state pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax. The National Portfolio may invest 25% or more of its net assets in a single state.

The California, National and New York Portfolios may also invest in forward commitments; tender option bonds (“TOBs”); zero-coupon municipal securities; and variable-, floating- and inverse-floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

The High Income Municipal Portfolio may invest without limit in lower-rated securities (“junk bonds”), which may include securities having

(continued on next page)

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the lowest rating, and in unrated securities that, in the Adviser’s judgment, would be lower-rated securities if rated. The Portfolio may invest in fixed-income securities with any maturity or duration. The Portfolio will seek to increase income for shareholders by investing in longer-maturity bonds. Consistent with its objective of seeking a higher level of income, the Portfolio may experience greater volatility and a higher risk of loss of principal than other municipal funds. The Portfolio may also invest in forward commitments; zero-coupon municipal securities and variable-, floating-and inverse-floating-rate municipal securities; and certain types of mortgage-related securities. The Portfolio may invest in derivatives, such as options, futures contracts, forwards and swaps. The Portfolio may make short sales of securities or maintain a short position and may use other investment techniques. The Portfolio may use leverage for investment purposes to increase income through the use of TOBs and derivative instruments, such as interest rate swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment-Grade Securities Risk (High Income Municipal Portfolio): Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest-rate sensitivity and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state,

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DISCLOSURES AND RISKS (continued)

including economic, political and regulatory occurrences, court decisions, terrorism public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires, flooding or earthquakes. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios invest from time to time in the municipal securities of Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk: There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this

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DISCLOSURES AND RISKS (continued)

decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolios may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Leverage Risk (High Income Municipal Portfolio): To the extent the Portfolio uses leveraging techniques, such as TOBs, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio’s investments.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

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DISCLOSURES AND RISKS (continued)

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to their different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AB CALIFORNIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.49%	6.19%

1 Year	4.14%	0.98%

5 Years	1.81%	1.18%

10 Years	2.65%	2.34%

CLASS C SHARES			2.87%	5.09%

1 Year	3.36%	2.36%

5 Years	1.04%	1.04%

10 Years[3]	1.89%	1.89%

ADVISOR CLASS SHARES[4]			3.85%	6.83%

1 Year	4.40%	4.40%

5 Years	2.06%	2.06%

10 Years	2.92%	2.92%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.78%, 1.53% and 0.53% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expenses to 0.75%, 1.50% and 0.50% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2024, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE (continued)

AB CALIFORNIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	3.42%

5 Years	1.53%

10 Years	2.63%

CLASS C SHARES

1 Year	4.86%

5 Years	1.41%

10 Years[1]	2.19%

ADVISOR CLASS SHARES[2]

1 Year	6.92%

5 Years	2.41%

10 Years	3.20%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE

AB HIGH INCOME MUNICIPAL PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			4.30%	6.62%

1 Year	1.72%	-1.30%

5 Years	1.46%	0.85%

10 Years	3.75%	3.43%

CLASS C SHARES			3.71%	5.71%

1 Year	1.05%	0.07%

5 Years	0.70%	0.70%

10 Years[3]	2.98%	2.98%

ADVISOR CLASS SHARES[4]			4.68%	7.20%

1 Year	2.07%	2.07%

5 Years	1.72%	1.72%

10 Years	4.03%	4.03%

CLASS Z SHARES[4]			4.69%	7.22%

1 Year	1.97%	1.97%

5 Years	1.71%	1.71%

Since Inception[5]	1.53%	1.53%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios inclusive of interest expense as 1.16%, 1.90%, 0.90% and 0.91% for Class A, Class C, Advisor Class and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expenses to 1.15%, 1.90%, 0.90% and 0.90% for Class A, Class C and Advisor Class and Class Z shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2024, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 9/28/2018.

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HISTORICAL PERFORMANCE (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	3.16%

5 Years	1.47%

10 Years	3.92%

CLASS C SHARES

1 Year	4.54%

5 Years	1.30%

10 Years[1]	3.46%

ADVISOR CLASS SHARES[2]

1 Year	6.60%

5 Years	2.34%

10 Years	4.51%

CLASS Z SHARES[2]

1 Year	6.60%

5 Years	2.36%

Since Inception[3]	2.26%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 9/28/2018.

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HISTORICAL PERFORMANCE

AB NATIONAL PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.55%	5.46%

1 Year	3.29%	0.23%

5 Years	1.59%	0.97%

10 Years	2.54%	2.23%

CLASS C SHARES			2.93%	4.51%

1 Year	2.52%	1.52%

5 Years	0.81%	0.81%

10 Years[3]	1.77%	1.77%

ADVISOR CLASS SHARES[4]			3.90%	6.00%

1 Year	3.55%	3.55%

5 Years	1.84%	1.84%

10 Years	2.80%	2.80%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.80%, 1.55% and 0.55% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expenses to 0.75%, 1.50% and 0.50% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2024, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND | 15

HISTORICAL PERFORMANCE (continued)

AB NATIONAL PORTFOLIO

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	2.88%

5 Years	1.28%

10 Years	2.53%

CLASS C SHARES

1 Year	4.25%

5 Years	1.16%

10 Years[1]	2.08%

ADVISOR CLASS SHARES[2]

1 Year	6.30%

5 Years	2.15%

10 Years	3.10%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE

AB NEW YORK PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.53%	6.10%

1 Year	2.65%	-0.41%

5 Years	1.35%	0.73%

10 Years	2.22%	1.91%

CLASS C SHARES			2.91%	5.02%

1 Year	1.99%	0.99%

5 Years	0.61%	0.61%

10 Years[3]	1.46%	1.46%

ADVISOR CLASS SHARES[4]			3.88%	6.70%

1 Year	3.01%	3.01%

5 Years	1.62%	1.62%

10 Years	2.49%	2.49%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.83%, 1.58% and 0.58% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expenses to 0.76%, 1.50% and 0.51% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2024, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND | 17

HISTORICAL PERFORMANCE (continued)

AB NEW YORK PORTFOLIO

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	2.11%

5 Years	1.01%

10 Years	2.16%

CLASS C SHARES

1 Year	3.48%

5 Years	0.88%

10 Years[1]	1.73%

ADVISOR CLASS SHARES[2]

1 Year	5.64%

5 Years	1.90%

10 Years	2.75%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB MUNICIPAL INCOME FUND | 19

EXPENSE EXAMPLE (continued)

(unaudited)

AB California Portfolio

	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,017.60	$3.78	0.75%
Hypothetical**	$1,000	$1,021.25	$3.79	0.75%
Class C
Actual	$1,000	$1,014.70	$7.56	1.50%
Hypothetical**	$1,000	$1,017.50	$7.57	1.50%
Advisor Class
Actual	$1,000	$1,018.90	$2.52	0.50%
Hypothetical**	$1,000	$1,022.50	$2.53	0.50%

AB High Income Municipal Portfolio

	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$998.00	$5.94	1.19%
Hypothetical**	$1,000	$1,019.05	$6.01	1.19%
Class C
Actual	$1,000	$995.30	$9.68	1.94%
Hypothetical**	$1,000	$1,015.30	$9.77	1.94%
Advisor Class
Actual	$1,000	$1,000.30	$4.70	0.94%
Hypothetical**	$1,000	$1,020.30	$4.75	0.94%
Class Z
Actual	$1,000	$999.30	$4.65	0.93%
Hypothetical**	$1,000	$1,020.35	$4.70	0.93%

AB National Portfolio

	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,014.20	$3.78	0.75%
Hypothetical**	$1,000	$1,021.25	$3.79	0.75%
Class C
Actual	$1,000	$1,009.30	$7.53	1.50%
Hypothetical**	$1,000	$1,017.50	$7.57	1.50%
Advisor Class
Actual	$1,000	$1,015.50	$2.52	0.50%
Hypothetical**	$1,000	$1,022.50	$2.53	0.50%

20 | AB MUNICIPAL INCOME FUND	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB New York Portfolio

	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,007.60	$3.76	0.75%
Hypothetical**	$1,000	$1,021.25	$3.79	0.75%
Class C
Actual	$1,000	$1,003.80	$7.51	1.50%
Hypothetical**	$1,000	$1,017.50	$7.57	1.50%
Advisor Class
Actual	$1,000	$1,010.00	$2.51	0.50%
Hypothetical**	$1,000	$1,022.50	$2.53	0.50%

*

Expenses are equal to the classes’ annualized expense ratios(interest expense incurred), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB MUNICIPAL INCOME FUND | 21

BOND RATING SUMMARY1

November 30, 2023 (unaudited)

1

The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

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BOND RATING SUMMARY1 (continued)

November 30, 2023 (unaudited)

1

The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND | 23

PORTFOLIO OF INVESTMENTS

AB CALIFORNIA PORTFOLIO

November 30, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.7%
Long-Term Municipal Bonds – 95.5%
California – 90.9%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2047(a)	$17,955	$9,244,301
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032	5,000	4,106,798
5.00%, 10/01/2045	2,500	2,544,440
Bay Area Toll Authority Series 2021 3.58% (MUNIPSA + 0.28%), 04/01/2056(b)	2,500	2,494,426
3.60% (MUNIPSA + 0.30%), 04/01/2056(b)	2,000	1,942,139
3.71% (MUNIPSA + 0.41%), 04/01/2056(b)	10,000	9,650,995
Series 2023-F 5.00%, 04/01/2025	2,525	2,595,204
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	5,000	5,284,553
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,375	10,690,690
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	5,745	5,706,128
Series 2023 5.00%, 12/01/2053	8,650	8,999,340
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,000	3,900,360

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2022-A 4.00%, 05/01/2053	$3,675	$3,645,829
Series 2023 5.00%, 02/01/2054	12,500	13,077,851
5.194% (SOFR + 1.63%), 07/01/2053(b)	5,000	5,017,681
5.234% (SOFR + 1.67%), 02/01/2054(b)	5,000	5,012,986
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043	3,600	3,636,458
5.25%, 05/01/2048	2,750	2,763,813
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	1,000	806,825
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	2,000	1,575,327
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	500	325,707
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	2,000	1,256,352
California County Tobacco Securitization Agency (Los Angeles County Securitization Corp) Series 2020-A 4.00%, 06/01/2040	1,365	1,311,292
4.00%, 06/01/2049	12,155	10,931,930
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	2,170	2,170,649
California Educational Facilities Authority Series 2023 5.25%, 10/01/2044	2,100	2,150,729
5.50%, 10/01/2053	2,435	2,500,206

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037	$1,265	$1,304,166
5.00%, 12/01/2044	6,885	6,971,096
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2035	4,415	4,503,397
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2047	4,000	4,066,762
California Educational Facilities Authority (University of Redlands) Series 2022-A 5.00%, 10/01/2044	2,500	2,552,453
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2031	2,000	2,061,180
Series 2023 4.25%, 11/01/2048	3,230	3,182,480
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(c)	2,000	1,927,106
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(c)	1,000	784,990
California Enterprise Development Authority (Rocklin Academy (The)) Series 2021 4.00%, 06/01/2051(c)	1,875	1,424,437
4.00%, 06/01/2061(c)	840	605,917
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035	1,365	1,414,266
5.00%, 08/15/2036	3,000	3,094,383
5.00%, 08/15/2042	2,000	2,025,979
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2037	5,165	5,150,746

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

4.00%, 04/01/2038	$7,000	$6,946,351
4.00%, 04/01/2040	3,000	2,926,266
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2046	13,865	13,139,903
California Health Facilities Financing Authority (Stanford Health Care Obligated Group) Series 2023-A 5.00%, 08/15/2033	10,000	11,905,096
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 3.65% (MUNIPSA + 0.35%), 08/01/2047(b)	6,300	6,252,720
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(c)	17,215	17,170,695
8.00%, 01/01/2050(c)	3,025	3,063,548
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2016 5.00%, 01/01/2036(c)	1,500	1,241,585
California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036	1,900	1,918,965
5.00%, 06/01/2046	1,500	1,444,225
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	2,960	2,915,063
5.00%, 04/01/2041	3,000	2,792,353
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032	565	589,238
5.00%, 10/01/2033	625	650,747
5.00%, 10/01/2034	570	592,231

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2035	$600	$621,471
5.00%, 10/01/2036	1,150	1,184,906
5.00%, 10/01/2037	2,000	2,049,501
California Municipal Finance Authority (California Institute of the Arts) Series 2021 4.00%, 10/01/2046	1,340	1,164,594
4.00%, 10/01/2051	1,200	1,009,344
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2041	3,470	3,528,774
5.00%, 05/15/2042	4,705	4,767,626
5.00%, 05/15/2049	4,500	4,509,044
5.00%, 05/15/2052	1,575	1,574,954
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2054(c)	1,000	937,523
California Municipal Finance Authority (Congregational Homes, Inc. Obligated Group) Series 2022 4.00%, 11/15/2042	560	443,374
4.00%, 11/15/2052	3,605	2,593,257
4.00%, 11/15/2056	1,685	1,183,167
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 01/01/2045	1,295	990,817
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	5,000	5,138,199
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 4.00%, 12/31/2047	5,000	4,392,010
5.00%, 12/31/2036	5,685	5,855,569
5.00%, 12/31/2037	4,000	4,096,514
5.00%, 12/31/2047	8,005	8,059,170
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	10,000	10,604,029

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(d)(e)(f)	$2,745	$54,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2023 5.00%, 07/01/2035(c)	2,000	2,120,153
5.00%, 07/01/2038(c)	1,000	1,040,093
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(c)(d)(e)	2,200	836,000
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2039(c)	8,740	8,920,108
5.00%, 11/21/2045(c)	8,000	8,060,264
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(c)	2,000	2,093,512
California Public Finance Authority (Enso Village) Series 2021 2.125%, 11/15/2027(c)	2,500	2,380,492
California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037	1,000	1,019,278
California School Finance Authority Series 2017 5.00%, 06/01/2047(c)	1,500	1,475,023
5.00%, 06/01/2053(c)	3,800	3,697,300
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(c)	2,750	2,505,355

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(c)	$4,675	$4,648,245
Series 2016 5.25%, 07/01/2052(c)	2,500	2,502,527
California School Finance Authority (Aspire Public Schools Obligated Group) Series 2020-A 5.00%, 08/01/2059(c)	2,000	1,951,113
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(c)	1,200	1,162,236
5.00%, 06/01/2047(c)	1,565	1,409,510
California School Finance Authority (Classical Academy Obligated Group) Series 2020-A 5.00%, 10/01/2050(c)	3,000	2,885,006
Series 2021 4.00%, 10/01/2046(c)	1,250	1,038,477
Series 2022 5.00%, 10/01/2061(c)	2,000	1,878,080
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(c)	2,325	2,167,491
5.00%, 06/01/2051(c)	2,910	2,658,904
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(c)	430	406,963
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(c)	4,770	4,616,107
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(c)	625	566,168
California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2015-A 5.00%, 08/01/2045(c)	1,000	999,494

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2022 5.00%, 08/01/2032(c)	$750	$780,833
5.75%, 08/01/2052(c)	1,650	1,728,168
California School Finance Authority (Hawking STEAM Charter Schools, Inc.) Series 2022 5.00%, 07/01/2042(c)	1,860	1,822,461
5.25%, 07/01/2052(c)	2,755	2,675,525
5.375%, 07/01/2056(c)	1,990	1,955,364
5.50%, 07/01/2062(c)	1,775	1,760,859
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037(c)	935	955,724
5.00%, 07/01/2047(c)	2,735	2,742,666
Series 2019-A 5.00%, 07/01/2049(c)	2,000	2,003,434
Series 2020-A 4.00%, 07/01/2055(c)	835	688,398
California School Finance Authority (KIPP SoCal Public Schools) Series 2014-A 5.00%, 07/01/2034(c)	1,200	1,205,970
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.50%, 06/01/2062(c)	2,300	2,342,372
California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.50%, 08/01/2043(c)	550	549,956
5.50%, 08/01/2047(c)	525	515,420
California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036(c)	1,000	1,002,556
5.00%, 06/01/2046(c)	2,500	2,373,784
Series 2017 5.125%, 06/01/2047(c)	700	673,643
Series 2017-G 5.00%, 06/01/2037(c)	360	360,424
5.00%, 06/01/2053(c)	2,075	1,924,432

abfunds.com	AB MUNICIPAL INCOME FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034	$575	$576,165
6.00%, 10/01/2049	715	712,137
California State Public Works Board (California State Public Works Board Lease) Series 2021-A 5.00%, 02/01/2025	2,000	2,043,552
California State University Series 2020-D 1.49%, 11/01/2028	1,500	1,277,520
Series 2021-B 2.144%, 11/01/2033	6,000	4,570,061
California Statewide Communities Development Authority Series 2023 4.50%, 11/01/2033(g)	9,000	9,483,990
AGM Series 2014 5.00%, 11/15/2044	2,000	2,037,530
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032(c)	1,135	1,146,980
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034	1,000	1,023,147
5.00%, 05/15/2035	1,410	1,439,464
5.00%, 05/15/2036	1,500	1,525,580
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035	1,000	1,081,593
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	2,000	2,172,910

32 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2016 5.00%, 06/01/2036(c)	$1,000	$993,575
Series 2019 5.00%, 06/01/2051(c)	3,165	2,835,031
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(c)	5,000	5,057,383
5.25%, 12/01/2056(c)	1,700	1,648,189
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039(c)	2,295	2,298,194
5.25%, 07/01/2049(c)	2,675	2,580,089
5.25%, 07/01/2052(c)	1,565	1,500,194
Capistrano Unified School District School Facilities Improvement District No. 1 AGM Series 2001-B Zero Coupon, 08/01/2025	3,050	2,850,765
Cerritos Community College District Series 2014-A 4.00%, 08/01/2030	2,230	2,235,439
City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2019 5.00%, 04/01/2025	3,520	3,616,477
City of Atwater CA Wastewater Revenue AGM Series 2017-A 5.00%, 05/01/2040	1,000	1,043,628
5.00%, 05/01/2043	1,000	1,038,316
City of Fairfield CA (City of Fairfield CA COP) AGC Series 2007 Zero Coupon, 04/01/2035	3,700	2,402,786
City of Fremont CA Community Facilities District No. 1 Series 2015 5.00%, 09/01/2040	4,000	4,034,549

abfunds.com	AB MUNICIPAL INCOME FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Irvine CA (City of Irvine CA Assessment Dist No. 13-1) Series 2013 5.00%, 09/02/2027	$650	$653,268
5.00%, 09/02/2029	1,110	1,115,523
City of Irvine CA (City of Irvine CA Community Facilities District No. 2013-3) Series 2018 5.00%, 09/01/2043	2,400	2,459,310
5.00%, 09/01/2048	4,250	4,326,963
City of Long Beach CA Marina System Revenue Series 2015 5.00%, 05/15/2032	1,100	1,113,006
5.00%, 05/15/2040	2,250	2,267,265
5.00%, 05/15/2045	2,250	2,259,792
City of Los Angeles CA Series 2023 5.00%, 06/27/2024	30,000	30,331,788
City of Los Angeles CA Wastewater System Revenue Series 2013-B 5.00%, 06/01/2031	5,000	5,002,275
City of Los Angeles Department of Airports Series 2017B 5.00%, 05/15/2025	1,325	1,352,678
Series 2022 3.25%, 05/15/2049	2,000	1,530,744
5.00%, 05/15/2045	1,500	1,573,298
City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 09/02/2025	1,685	1,693,139
5.00%, 09/02/2028	530	532,714
5.00%, 09/02/2030	745	748,632
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2033	10,090	10,381,606
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033	1,315	1,365,344

34 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 09/01/2034	$1,000	$1,036,927
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	640	651,601
City of San Francisco CA Public Utilities Commission Water Revenue Series 2020-E 2.825%, 11/01/2041	4,840	3,530,632
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2017-A 5.00%, 03/01/2033	1,100	1,138,819
5.00%, 03/01/2034	2,000	2,069,055
5.00%, 03/01/2035	3,500	3,614,853
5.00%, 03/01/2037	1,800	1,845,061
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032	1,000	1,046,689
5.00%, 01/01/2047	3,895	3,943,155
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	2,000	1,453,128
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)	2,000	1,293,371
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	3,000	2,424,986
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(c)	1,000	633,509
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)	4,000	2,507,887

abfunds.com	AB MUNICIPAL INCOME FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Coast Community College District Series 2019-F 3.00%, 08/01/2036	$850	$777,378
3.00%, 08/01/2037	940	840,526
3.00%, 08/01/2038	2,175	1,911,746
Compton Community Redevelopment Agency Successor Agency AGM Series 2022-A 5.25%, 08/01/2032	3,500	3,929,390
Contra Costa Community College District Series 2014-A 4.00%, 08/01/2029	2,100	2,107,434
County of Los Angeles CA Series 2023 5.00%, 06/28/2024	17,000	17,198,499
County of Los Angeles CA Community Facilities District No. 2021-01 (County of Los Angeles CA Community Facilities District No 2021-01 Area No. 1) Series 2022 5.00%, 09/01/2047	2,750	2,774,539
5.00%, 09/01/2052	2,500	2,505,824
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040	990	1,003,463
5.00%, 09/01/2045	1,250	1,260,298
County of Sacramento CA Airport System Revenue Series 2016-B 5.00%, 07/01/2036	1,755	1,821,688
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	4,000	2,638,354
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 4.00%, 05/01/2057(c)	1,000	679,810
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(c)	3,000	2,208,274

36 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)	$5,000	$3,566,862
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(c)	1,000	787,607
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(c)	1,000	667,380
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)	1,000	655,203
4.00%, 07/01/2058(c)	1,000	659,441
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	2,500	1,731,397
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	1,000	648,961
4.00%, 12/01/2056(c)	1,000	690,390
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)	2,000	1,325,387
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Towne at Glendale Apartments) Series 2022 0.00%, 09/01/2062(a)(c)	1,645	778,693

abfunds.com	AB MUNICIPAL INCOME FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)	$2,400	$1,698,147
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)	1,000	637,413
4.00%, 10/01/2048(c)	3,000	2,064,853
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	1,500	975,455
Elk Grove Unified School District (Elk Grove Unified School District Community Facilities District No. 1) AGM Series 2023 5.00%, 12/01/2023	1,675	1,675,000
Foothill-Eastern Transportation Corridor Agency Series 2021-C 4.00%, 01/15/2043	1,500	1,446,432
Fremont Union High School District Series 2024 5.00%, 08/01/2029(g)	1,000	1,101,299
5.00%, 08/01/2032(g)	1,000	1,151,916
5.00%, 08/01/2034(g)	1,850	2,166,113
5.00%, 08/01/2035(g)	1,170	1,364,029
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2030	2,500	2,749,719
Series 2021 3.115%, 06/01/2038	5,000	3,813,250
3.85%, 06/01/2050	4,455	4,111,941
Series 2021-B Zero Coupon, 06/01/2066	10,000	1,039,193
Series 2022 5.00%, 06/01/2051	10,000	10,259,016
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp Lease) Series 2021 2.746%, 06/01/2034	3,175	2,555,817

38 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2045(c)	$5,000	$4,421,230
Irvine Facilities Financing Authority (City of Irvine CA Community Facilities District No. 2013-3) BAM Series 2023 Zero Coupon, 09/01/2049	1,300	378,996
Zero Coupon, 09/01/2050	1,250	345,986
Irvine Unified School District Series 2017-B 5.00%, 09/01/2047	995	1,015,586
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2031	2,690	2,741,104
5.00%, 09/01/2035	1,835	1,861,651
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.00%, 11/15/2024	1,175	1,187,658
5.50%, 11/15/2037	2,000	2,219,070
Los Angeles County Public Works Financing Authority (County of Los Angeles CA Lease) Series 2020 4.00%, 12/01/2039	5,500	5,612,259
Los Angeles Department of Water & Power (Los Angeles Department of Water & Power Power System Revenue) Series 2023-D 5.00%, 07/01/2041	12,610	14,267,756
Los Angeles Department of Water & Power Water System Revenue Series 2021-C 5.00%, 07/01/2041	1,250	1,371,474
Series 2022-C 5.00%, 07/01/2042	8,750	9,775,400
Los Angeles Unified School District/CA Series 2009 5.75%, 07/01/2034	2,000	2,049,099
Series 2020-C 4.00%, 07/01/2037	6,000	6,209,261
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	2,000	2,456,999

abfunds.com	AB MUNICIPAL INCOME FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2009-B 6.50%, 11/01/2039	$10,000	$12,284,993
Menifee Union School District Series 2018 5.00%, 09/01/2043	1,000	1,031,186
5.00%, 09/01/2048	1,215	1,242,199
Metropolitan Water District of Southern California Series 2021-D 3.44% (MUNIPSA + 0.14%), 07/01/2037(b)	2,100	2,096,286
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2031	1,640	1,697,609
5.00%, 08/01/2032	1,500	1,552,691
5.00%, 08/01/2033	2,200	2,277,281
Orange County Water District Series 2019-C 4.00%, 08/15/2034	1,250	1,314,520
Oxnard Financing Authority (City of Oxnard CA Wastewater Revenue) AGM Series 2014 5.00%, 06/01/2031	5,250	5,288,487
Palomar Health (Palomar Health Obligated Group) Series 2016-A 5.00%, 08/01/2031	1,285	1,349,687
Peralta Community College District Series 2022 5.00%, 08/01/2024	1,330	1,347,529
Port of Oakland Series 2021 5.00%, 05/01/2025	4,640	4,721,140
Poway Unified School District Public Financing Authority Series 2015-A 5.00%, 09/01/2033	1,500	1,531,270
5.00%, 09/01/2034	995	1,015,599
Redding Joint Powers Financing Authority Series 2015-A 5.00%, 06/01/2030	1,350	1,404,212
Regents of the University of California Medical Center Pooled Revenue Series 2022 5.00%, 05/15/2040	10,000	11,249,545

40 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Rialto Redevelopment Agency Series 2018 5.00%, 09/01/2032	$500	$542,553
5.00%, 09/01/2033	500	540,733
5.00%, 09/01/2037	2,235	2,370,401
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No. 2003-1) Series 2022 5.00%, 09/01/2052	5,200	4,981,232
Riverside County Transportation Commission Series 2021 4.00%, 06/01/2040	3,330	3,211,008
4.00%, 06/01/2041	1,765	1,687,586
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.35% (LIBOR 3 Month + 0.55%), 06/01/2034(b)	1,430	1,318,881
4.37% (LIBOR 3 Month + 0.57%), 06/01/2039(b)	5,375	4,590,993
San Diego County Regional Airport Authority Series 2019-A 4.00%, 07/01/2038	2,000	2,031,552
Series 2020 5.00%, 07/01/2035	650	697,368
5.00%, 07/01/2036	500	532,684
5.00%, 07/01/2037	250	264,126
5.00%, 07/01/2038	250	262,053
5.00%, 07/01/2039	255	266,216
5.00%, 07/01/2040	250	260,143
Series 2021-A 4.00%, 07/01/2056	8,750	8,294,525
Series 2021-B 4.00%, 07/01/2041	3,010	2,909,806
Series 2023 5.00%, 07/01/2053	11,000	11,373,237
San Diego Unified School District Series 2023 5.00%, 07/01/2048	10,000	11,015,088
San Diego Unified School District/CA Series 2023 4.00%, 07/01/2053	2,000	1,961,457

abfunds.com	AB MUNICIPAL INCOME FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013-A 5.00%, 08/01/2029	$1,310	$1,315,668
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco – Mission Bay South) Series 2016-B 5.00%, 08/01/2033	1,000	1,051,285
5.00%, 08/01/2035	1,000	1,048,095
Series 2016-C 5.00%, 08/01/2032	1,000	1,051,978
5.00%, 08/01/2035	1,000	1,048,095
San Francisco Intl Airport Series 2017-A 5.00%, 05/01/2042	2,000	2,038,037
Series 2022-C 3.283%, 05/01/2036	3,000	2,408,719
Series 2023-E 5.50%, 05/01/2041	5,350	5,964,543
Santa Clara Valley Water District Safe Clean Water Revenue (Santa Clara Valley Water District Safe Clean Water Revenue Lease) Series 2022-A 5.00%, 08/01/2049	1,210	1,327,871
Sierra Joint Community College District School Facilities District No. 2 NATL Series 2007-B Zero Coupon, 06/01/2032	5,485	4,102,074
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014-A 5.00%, 07/01/2033	5,000	5,041,433
5.00%, 07/01/2034	3,200	3,224,149
State of California Series 2004 5.30%, 04/01/2029	5	5,008
Series 2017 5.00%, 11/01/2024	5,790	5,888,960

42 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2018 4.60%, 04/01/2038	$2,000	$1,827,251
Series 2019 5.00%, 10/01/2025	3,950	4,093,388
5.00%, 04/01/2037	2,500	2,508,746
Series 2021 5.00%, 10/01/2024	3,000	3,046,191
Series 2022 5.00%, 09/01/2025	7,000	7,241,270
5.00%, 09/01/2042	7,000	7,845,087
Series 2023 5.00%, 10/01/2042	1,000	1,127,597
5.25%, 10/01/2050	5,000	5,602,905
5.25%, 09/01/2053	20,000	22,431,144
6.00%, 03/01/2033	4,000	4,208,512
Stockton Redevelopment Agency Successor Agency AGM Series 2016-A 5.00%, 09/01/2033	2,800	2,929,916
5.00%, 09/01/2034	1,000	1,044,032
Successor Agency to the Redev of San Francisco – Mission Bay North Series 2016-A 5.00%, 08/01/2032	1,025	1,078,278
5.00%, 08/01/2034	1,105	1,160,335
5.00%, 08/01/2035	595	623,616
5.00%, 08/01/2036	775	809,572
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	10,000	1,493,048
5.00%, 06/01/2024	1,250	1,259,535
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2037	1,000	1,044,680
5.00%, 06/01/2048	9,350	9,500,525
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) Series 2020 5.00%, 10/01/2040	1,000	1,024,164
5.00%, 10/01/2045	2,000	2,024,345

abfunds.com	AB MUNICIPAL INCOME FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2049	$2,200	$2,211,269
University of California Series 2023-B 4.693%, 05/15/2033	5,600	5,362,340
5.00%, 05/15/2025	2,610	2,694,389
5.00%, 05/15/2035	5,000	5,972,477
5.00%, 05/15/2036	5,000	5,909,836
Upland Unified School District Series 2011-C Zero Coupon, 08/01/2035	1,020	677,607
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2031	4,000	4,038,620
5.00%, 01/01/2032	3,700	3,735,512
Washington Township Health Care District Series 2017-B 5.00%, 07/01/2032	2,000	2,043,222
5.00%, 07/01/2033	1,500	1,531,613
Series 2023-B 5.25%, 08/01/2048	1,750	1,913,409
AGM Series 2023-B 4.25%, 08/01/2045	1,225	1,247,208

		968,127,342

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	430	446,140
Series 2018 7.125%, 09/01/2038(c)	1,385	1,500,818

		1,946,958

Georgia – 0.1%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	100	103,422
5.00%, 01/01/2038	100	102,734
5.00%, 01/01/2039	100	103,101
5.00%, 01/01/2056	655	660,613

		969,870

Guam – 1.8%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	1,190	919,484

44 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2023 5.375%, 10/01/2040	$250	$241,659
5.375%, 10/01/2043	1,050	1,010,285
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	1,335	1,342,485
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	2,940	3,020,858
5.00%, 10/01/2037	1,300	1,328,494
Series 2022-A 5.00%, 10/01/2044	3,700	3,764,255
Territory of Guam Series 2019 5.00%, 11/15/2031	240	245,488
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	3,805	3,902,348
5.00%, 12/01/2030	415	424,862
5.00%, 12/01/2032	455	465,960
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,000	2,718,194

		19,384,372

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(c)	200	215,039

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	305	313,375

Puerto Rico – 2.0%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	217	211,893
Zero Coupon, 07/01/2033	1,238	753,274
4.00%, 07/01/2033	410	382,385
4.00%, 07/01/2035	9	7,989
4.00%, 07/01/2046	11	8,798
5.375%, 07/01/2025	521	529,798
5.625%, 07/01/2029	500	528,453

abfunds.com	AB MUNICIPAL INCOME FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2022-C 0.00%, 11/01/2043	$60	$31,170
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	1,020	994,304
5.25%, 07/01/2036	1,070	1,074,230
5.25%, 07/01/2041	725	707,741
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(c)	2,490	2,517,703
5.00%, 07/01/2035(c)	1,945	1,955,735
Series 2022-A 5.00%, 07/01/2037(c)	250	249,981
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,000	990,730
NATL Series 2007-V 5.25%, 07/01/2032	1,000	988,823
5.25%, 07/01/2034	1,000	991,163
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	1,505	1,486,188
Series 2022-B Zero Coupon, 07/01/2032	805	521,178
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(d)(e)	1,900	1,330,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	847	668,883
Series 2019-A 4.329%, 07/01/2040	1,065	1,008,074
4.55%, 07/01/2040	90	87,451
5.00%, 07/01/2058	2,900	2,811,781

		20,837,725

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	1,010	899,075

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas – 0.2%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)	$1,805	$1,750,128

Washington – 0.0%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(c)	130	101,365
5.00%, 01/01/2049(c)	100	75,090
5.00%, 01/01/2055(c)	410	297,431

		473,886

Wisconsin – 0.2%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	115	85,141
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(h)	2,000	1,708,320

		1,793,461

Total Long-Term Municipal Bonds (cost $1,060,302,445)		1,016,711,231

Short-Term Municipal Notes – 0.2%
California – 0.2%
Calleguas-Las Virgenes Public Financing Authority Series 2008-A 2.87%, 07/01/2037(i) (cost $2,260,000)	2,260	2,260,000

Total Municipal Obligations (cost $1,062,609,316)		1,018,971,231

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.7%
Agency CMBS – 0.4%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038	3,624	2,684,475

abfunds.com	AB MUNICIPAL INCOME FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2022-ML13, Class ACA 2.875%, 07/25/2036	$1,951	$1,646,810
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(j)	5,463	307,911

		4,639,196

Non-Agency Fixed Rate CMBS – 2.3%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	7,716	7,671,060
Series 2021-1, Class A 3.50%, 11/20/2035	7,057	6,558,522
Series 2021-2, Class A 3.75%, 03/25/2035	6,323	5,978,612
Series 2021-2, Class X 0.82%, 03/25/2035(j)	2,918	143,661
Series 2021-3, Class A 3.25%, 08/20/2036	1,939	1,779,279
Series 2021-3, Class X 0.79%, 08/20/2036(j)	2,569	133,900
Series 2023-1, Class A 4.375%, 09/20/2036	1,993	1,927,201
City of Fort Wayne IN 10.75%, 12/01/2029(d)(e)	47	5

		24,192,240

Total Commercial Mortgage-Backed Securities (cost $34,104,693)		28,831,436

	Shares
SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.25%(k)(l)(m) (cost $7,021,825)	7,021,825	7,021,825

Total Investments – 99.1% (cost $1,103,688,963)		1,054,824,492
Other assets less liabilities – 0.9%		9,759,769

Net Assets – 100.0%		$1,064,584,261

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	6,350	01/15/2025	2.565%	CPI#	Maturity	$608,866	$	– 0	–	$608,866
USD	3,340	01/15/2025	4.028%	CPI#	Maturity	116,615		– 0	–	116,615
USD	3,175	01/15/2025	2.585%	CPI#	Maturity	301,841		– 0	–	301,841
USD	3,175	01/15/2025	2.613%	CPI#	Maturity	298,275		– 0	–	298,275
USD	37,160	01/15/2027	CPI#	3.336%	Maturity	(1,548,853)		– 0	–	(1,548,853)
USD	10,000	01/15/2027	CPI#	3.466%	Maturity	(335,854)		(8,508)		(327,346)
USD	20,520	01/15/2028	1.230%	CPI#	Maturity	3,622,038		– 0	–	3,622,038
USD	16,260	01/15/2028	0.735%	CPI#	Maturity	3,453,892		– 0	–	3,453,892
USD	16,830	01/15/2029	CPI#	3.735%	Maturity	160,676		– 0	–	160,676
USD	3,150	01/15/2029	CPI#	3.408%	Maturity	(55,882)		– 0	–	(55,882)
USD	6,300	01/15/2030	1.572%	CPI#	Maturity	1,045,145		– 0	–	1,045,145
USD	6,300	01/15/2030	1.587%	CPI#	Maturity	1,036,598		– 0	–	1,036,598
USD	655	01/15/2030	1.714%	CPI#	Maturity	100,203		– 0	–	100,203
USD	655	01/15/2030	1.731%	CPI#	Maturity	99,183		– 0	–	99,183
USD	6,200	01/15/2031	2.782%	CPI#	Maturity	392,738		– 0	–	392,738
USD	5,700	01/15/2031	2.680%	CPI#	Maturity	417,066		– 0	–	417,066
USD	5,120	01/15/2032	CPI#	3.064%	Maturity	(158,158)		– 0	–	(158,158)
USD	5,250	04/15/2032	CPI#	2.909%	Maturity	(230,203)		– 0	–	(230,203)
USD	1,120	04/15/2032	CPI#	2.748%	Maturity	(67,960)		– 0	–	(67,960)

						$9,256,226		$(8,508)		$9,264,734

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	14,000	01/15/2027	1 Day SOFR	2.719%	Annual	$(887,442)	$	– 0	–	$(887,442)
USD	20,900	07/31/2030	1 Day SOFR	4.016%	Annual	(35,898)		– 0	–	(35,898)
USD	17,700	07/31/2030	1 Day SOFR	4.030%	Annual	(1,277)		– 0	–	(1,277)
USD	11,800	07/31/2030	1 Day SOFR	3.897%	Annual	(96,316)		– 0	–	(96,316)
USD	29,000	04/15/2032	3.120%	1 Day SOFR	Annual	2,139,987		– 0	–	2,139,987

						$1,119,054	$	– 0	–	$1,119,054

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,620	10/09/2029	1.125%	SIFMA	*	Quarterly	$1,309,016	$	– 0	–	$1,309,016

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

abfunds.com	AB MUNICIPAL INCOME FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2023.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2023.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2023, the aggregate market value of these securities amounted to $183,970,360 or 17.3% of net assets.

(d)	Non-income producing security.

(e)	Defaulted.

(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7,50%, 12/01/2032	12/22/2011	$2,745,000	$54,900	0.01%

(g)	When-Issued or delayed delivery security.

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.16% of net assets as of November 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	$2,000,000	$1,708,320	0.16%

(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	IO – Interest Only.

(k)	Affiliated investments.

(l)	The rate shown represents the 7-day yield as of period end.

(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.1% and 0.0%, respectively.

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

DOT – Department of Transportation

ETM – Escrowed to Maturity

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 51

PORTFOLIO OF INVESTMENTS

AB HIGH INCOME MUNICIPAL PORTFOLIO

November 30, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 103.6%
Long-Term Municipal Bonds – 103.6%
Alabama – 4.1%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-C 5.50%, 10/01/2054	$10,000	$10,712,414
Series 2023-D 5.414% (SOFR + 1.85%), 06/01/2049(a)(b)	10,000	10,070,338
Black Belt Energy Gas District (Morgan Stanley) 5.714% (SOFR + 2.15%), 02/01/2053(a)(b)	10,000	10,214,911
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	10,000	9,594,829
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-B 5.25%, 12/01/2053(b)	10,000	10,606,645
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	18,565	19,507,278
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053	1,000	1,023,770
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.984% (SOFR + 2.42%), 01/01/2053(a)(b)	10,000	10,358,448
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054(b)	10,000	10,429,791
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054(b)	20,000	20,886,434

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	$9,490	$4,547,868

		117,952,726

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	7,095	7,361,307

Arizona – 2.0%
Arizona Industrial Development Authority (BASIS Schools, Inc. Obligated Group) Series 2017-D 5.00%, 07/01/2051(c)	1,885	1,659,873
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.00%, 07/01/2043(c)	1,000	920,233
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2051(c)	10,000	8,305,090
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(c)	2,230	1,874,642
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2061	2,000	1,611,507
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(d)(e)(f)	10,420	625,200
Series 2021-A 5.50%, 07/01/2031(d)(e)(f)	480	28,800
6.00%, 07/01/2051(d)(e)(f)	3,000	180,000

abfunds.com	AB MUNICIPAL INCOME FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(c)	$1,000	$774,205
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040	2,865	2,383,508
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools, Inc. Obligated Group) Series 2015 5.00%, 07/01/2035(c)	1,000	994,752
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	10,690	10,244,459
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(c)	5,000	4,589,750
5.00%, 07/01/2055(c)	1,000	844,848
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 6.75%, 11/15/2042(c)	3,250	3,286,752
6.875%, 11/15/2052(c)	2,000	2,008,496
7.00%, 11/15/2057(c)	1,000	1,009,191
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018 6.00%, 07/01/2038(c)	2,000	2,056,120
Series 2018-A 6.00%, 07/01/2052(c)	5,170	5,186,077
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(c)	6,725	5,628,596

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2019 5.00%, 07/01/2049(c)	$1,000	$907,568
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,375	1,355,771
Sierra Vista Industrial Development Authority (American Leadership Academy, Inc.) Series 2023 5.75%, 06/15/2058(c)	1,810	1,757,149
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(c)	1,225	698,217

		58,930,804

Arkansas – 0.6%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(c)	2,700	2,775,023
12.00%, 07/01/2048(c)	13,000	13,491,222
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	2,300	2,225,267

		18,491,512

California – 10.7%
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	3,000	2,468,041
Series 2023 4.84%, 04/01/2065(f)(g)	19,755	19,491,011
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054(b)	10,000	10,569,107

abfunds.com	AB MUNICIPAL INCOME FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	$16,020	$16,507,457
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.679%, 07/01/2053(b)	10,000	10,035,362
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	5,200	4,195,490
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	13,500	10,633,459
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	11,070	7,211,151
4.00%, 08/01/2046(c)	3,325	2,641,811
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	5,000	3,140,880
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(c)	32,000	1,620,653
5.50%, 02/01/2040(c)	2,000	1,805,275
Series 2022-A 4.50%, 08/01/2052(c)	6,000	4,761,434
California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.) Series 2020-B Zero Coupon, 06/01/2055	22,000	3,612,459

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(c)	$1,000	$963,553
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(c)	1,000	52,475
Series 2021-A1 5.00%, 01/01/2056(c)	1,990	1,512,341
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	2,000	1,969,637
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012-A 6.625%, 01/01/2032(c)	870	843,061
6.875%, 01/01/2042(c)	3,415	3,183,791
Series 2014 5.00%, 01/01/2035	1,050	880,015
5.25%, 01/01/2045	2,025	1,549,347
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2043	3,000	3,027,318
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(d)(e)(h)	3,795	75,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(c)	8,595	8,504,439
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(c)(d)(e)	515	195,700
California Public Finance Authority (Enso Village) Series 2021 5.00%, 11/15/2036(c)	1,000	953,201

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 11/15/2046(c)	$1,000	$875,096
5.00%, 11/15/2051(c)	1,000	856,833
5.00%, 11/15/2056(c)	1,000	838,388
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(c)	200	209,772
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(c)	3,790	3,248,032
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046(c)	3,500	3,460,425
5.00%, 07/01/2051(c)	1,750	1,701,117
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(c)	1,165	1,020,782
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(c)	1,000	932,254
California School Finance Authority (KIPP SoCal Public Schools) Series 2014-A 5.125%, 07/01/2044(c)	2,850	2,853,387
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2046(c)	5,575	5,467,097
Series 2018 5.25%, 12/01/2048(c)	6,080	6,126,055
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2052(c)	1,000	958,591
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	10,000	7,265,639

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)	$6,550	$4,235,789
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	5,000	4,041,642
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)	6,800	4,263,408
4.00%, 08/01/2047(c)	2,905	2,251,927
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(c)	7,500	5,051,684
4.00%, 05/01/2057(c)	10,000	6,798,097
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	3,275	2,160,153
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(c)	5,000	4,019,855
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)	7,500	5,350,292
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(c)	10,000	7,876,070
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(c)	3,105	2,072,214

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)	$5,800	$3,800,179
4.00%, 07/01/2058(c)	7,360	4,853,484
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	3,100	2,146,933
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(c)	5,500	3,490,290
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	2,000	1,297,922
4.00%, 12/01/2056(c)	9,600	6,627,740
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)	1,000	662,693
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(c)	5,000	3,684,653
Series 2021-A2 4.00%, 07/01/2056(c)	10,000	7,075,613
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	2,500	1,625,757
Golden State Tobacco Securitization Corp. Series 2021-B Zero Coupon, 06/01/2066	74,625	7,754,978
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(c)	16,525	13,730,740

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

San Diego Unified School District/CA Series 2023 4.00%, 07/01/2053	$10,000	$9,807,283
San Joaquin Hills Transportation Corridor Agency Series 2021-A 4.00%, 01/15/2044	5,518	5,468,239
Southern California Logistics Airport Authority AGC Series 2006 5.00%, 12/01/2036	3,600	3,626,897
State of California Series 2023 5.25%, 09/01/2053	10,000	11,215,572
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	3,250	485,241
Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054	6,520	1,218,360
5.00%, 06/01/2039	680	705,571
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.) Series 2006 Zero Coupon, 06/01/2046	5,465	1,066,127
University of California Series 2023-B 5.00%, 05/15/2043	10,000	11,218,935

		307,902,174

Colorado – 3.5%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051	10,000	8,915,654
Broadway Station Metropolitan District No. 3 Series 2019 5.00%, 12/01/2039	749	638,819
5.00%, 12/01/2049	1,750	1,337,011

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(c)	$5,730	$5,431,451
Series 2022 6.50%, 12/01/2053	1,000	1,002,770
City & County of Denver CO Airport System Revenue Series 2015-A 5.00%, 12/01/2048(b)	10,000	10,154,626
Clear Creek Station Metropolitan District No. 2 Series 2017-A 5.00%, 12/01/2047 (Pre-refunded/ETM)	1,000	921,753
Colorado Educational & Cultural Facilities Authority (Aspen View Academy, Inc.) Series 2021 4.00%, 05/01/2051	1,100	866,280
4.00%, 05/01/2061	1,250	936,764
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,500	1,095,380
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	845,047
5.125%, 11/01/2049	765	720,207
Colorado Health Facilities Authority 5.25%, 11/01/2038(b)	2,200	2,366,007
5.25%, 11/01/2039(b)	2,600	2,779,510
5.25%, 01/11/2052(b)	5,000	5,155,980
Colorado Health Facilities Authority (Intermountain Healthcare) Series 2022-S 5.00%, 05/15/2052(b)	10,000	10,536,127
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2044	2,000	1,248,757

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	$1,750	$1,381,737
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038	735	714,491
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041	1,175	943,683
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(c)	1,750	1,175,014
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(f)	10,000	7,245,855
Four Corners Business Improvement District Series 2022 6.00%, 12/01/2052	1,000	904,503
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	9,363	7,438,442
Longs Peak Metropolitan District Series 2021 5.25%, 12/01/2051(c)	2,000	1,659,249
Meridian Ranch Metropolitan District 2018 Subdistrict Series 2022 6.75%, 12/01/2052	1,500	1,459,136
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(c)	1,200	1,211,716
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(c)	1,000	940,931
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(c)	3,810	2,590,800

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Riverwalk Metropolitan District No. 2 Series 2022-A 5.00%, 12/01/2042	$3,000	$2,681,590
5.00%, 12/01/2052	1,000	849,150
Sagebrush Farm Metropolitan District No. 1 Series 2022-A 6.75%, 12/01/2052	1,500	1,460,408
Spring Hill Metropolitan District No. 3 Series 2022-A 6.75%, 12/01/2052(c)	2,000	2,012,130
STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038	1,060	977,620
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	2,000	2,041,555
6.75%, 12/01/2053	3,000	3,061,804
Series 2023 8.375%, 12/15/2054	1,000	986,897
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	185	146,648
AGM Series 2020 5.00%, 12/01/2027	195	208,550
5.00%, 12/01/2030	270	296,970
5.00%, 12/01/2050	205	212,530
Verve Metropolitan District No. 1 Series 2023 6.50%, 12/01/2043	1,000	923,431
6.75%, 12/01/2052	1,000	925,067

		99,402,050

Connecticut – 0.1%
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036	500	494,912
4.00%, 07/01/2037	800	786,548
Town of Hamden CT (Whitney Center, Inc. Obligated Group) Series 2022-A 7.00%, 01/01/2053	1,000	1,007,926

		2,289,386

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

District of Columbia – 0.9%
District of Columbia (Friendship Public Charter School, Inc.) Series 2016-A 5.00%, 06/01/2041	$3,070	$3,059,000
5.00%, 06/01/2046	635	617,903
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	1,000	1,013,865
5.00%, 07/01/2048	5,800	5,836,024
District of Columbia (Rocketship DC Obligated Group) Series 2019 5.00%, 06/01/2039(c)	1,425	1,314,981
Series 2021 5.00%, 06/01/2061(c)	1,000	824,823
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	140,500	13,154,409

		25,821,005

Florida – 5.8%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040	2,400	1,939,645
4.00%, 10/01/2046	1,750	1,312,558
Align Affordable Housing Bond Fund LP (SHI – Lake Worth LLC) Series 2021 3.25%, 12/01/2051(c)	15,000	12,874,740
Bexley Community Development District Series 2016 4.875%, 05/01/2047	2,050	1,833,622
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2023 5.00%, 04/01/2027	2,320	2,414,750
5.00%, 04/01/2029	2,560	2,727,660
5.00%, 04/01/2031	2,825	3,062,016
5.00%, 04/01/2033	3,110	3,423,274
5.00%, 04/01/2038	3,435	3,663,012

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(c)	$1,550	$1,046,776
Capital Projects Finance Authority/FL Series 2023 7.00%, 06/15/2030(c)	3,000	3,066,199
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028	1,300	1,338,053
5.00%, 10/01/2032	1,000	1,030,819
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(c)	1,500	1,060,832
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(c)	27,000	1,747,605
3.375%, 07/01/2031(c)	1,000	931,488
5.00%, 07/01/2056(c)	14,500	12,783,093
Capital Trust Agency, Inc. (Southeastern University Obligated Group) Series 2023 6.25%, 05/01/2048(c)	1,000	980,317
6.375%, 05/01/2053(c)	1,000	984,913
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 5.00%, 06/01/2045(c)	1,000	873,562
5.00%, 06/01/2055(c)	2,000	1,669,481
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039	850	372,153
Zero Coupon, 09/01/2042	1,000	361,605
Zero Coupon, 09/01/2049	1,000	233,365
Zero Coupon, 09/01/2053	1,400	256,504
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.50%, 08/15/2040	3,000	2,665,983

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035	$250	$142,458
Zero Coupon, 10/01/2036	410	218,490
Zero Coupon, 10/01/2037	230	115,698
Zero Coupon, 10/01/2038	315	148,664
Zero Coupon, 10/01/2039	390	171,129
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039(c)	1,000	969,734
5.00%, 04/01/2051(c)	1,970	1,808,014
Escambia County Housing Finance Authority Series 2023-A 6.88%, 11/01/2053(c)	1,000	1,048,873
Escambia County Housing Finance Authority (4900 S. Rio Grande Avenue LP) Series 2023-B 6.45%, 05/01/2027(c)	2,755	2,800,820
Florida Development Finance Corp. (Assistance Unlimited, Inc.) Series 2022 6.00%, 08/15/2057(c)	3,900	3,634,307
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(c)	8,330	8,352,723
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 3.00%, 07/01/2031(c)	990	894,952
4.00%, 07/01/2051(c)	1,950	1,563,062
Florida Development Finance Corp. (IDEA Florida, Inc.) Series 2022 5.25%, 06/15/2029(c)	1,000	979,350
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2035	1,800	1,850,608
5.00%, 06/15/2050	5,705	5,665,136
5.00%, 06/15/2055	3,275	3,219,678

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(c)	$2,365	$2,323,027
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057	2,000	2,073,066
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2019 5.00%, 03/01/2044	795	802,387
5.00%, 03/01/2049	3,375	3,381,902
Hillsborough County Aviation Authority Series 2018-F 5.00%, 10/01/2048	10,000	10,434,650
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2057	3,000	2,430,439
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(c)	1,500	1,496,530
Series 2023-B 5.78%, 06/01/2027(c)	1,000	997,686
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.25%, 07/01/2052(c)	1,000	901,803
5.50%, 07/01/2061(c)	1,000	916,314
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037	7,235	7,471,399
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042	5,000	4,276,952

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	$1,000	$879,534
4.00%, 10/01/2051	1,815	1,459,760
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	2,100	1,551,161
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(c)	1,000	1,113,686
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c)	2,000	1,990,871
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2047	2,450	2,113,080
5.00%, 01/01/2052	4,500	3,790,910
Tampa Florida Hospitals 4.00%, 07/01/2045(b)	15,415	14,422,450
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2020 3.50%, 05/01/2051(c)	1,940	1,388,147
Village Community Development District No. 13 (Village Community Development District No. 13 Phase III Series 2020 Special Assmnts) Series 2021 1.80%, 05/01/2026	305	287,327

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Village Community Development District No. 15 Series 2023 5.25%, 05/01/2054(c)	$1,000	$992,437

		165,733,239

Georgia – 2.8%
DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(c)	8,625	8,385,579
7.00%, 06/01/2041(c)	2,000	1,958,602
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	1,000	999,306
5.00%, 08/01/2047	1,650	1,615,738
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(c)	12,250	11,625,264
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-A 5.00%, 06/01/2053	10,000	10,325,177
Series 2023-D 5.00%, 05/01/2054(b)	10,000	10,340,079
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 5.264% (SOFR + 1.70%), 12/01/2053(a)	10,000	10,075,116
Series 2023-B 5.00%, 07/01/2053(b)	10,000	10,418,855
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	715	736,437
5.00%, 01/01/2039	780	800,144
5.00%, 01/01/2049	4,000	4,035,049
5.00%, 01/01/2056	1,360	1,371,655
Series 2022 5.50%, 07/01/2063	6,500	6,724,915

		79,411,916

Guam – 0.6%
Guam Power Authority Series 2022-A 5.00%, 10/01/2042	6,500	6,657,136

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2043	$1,000	$1,021,761
Territory of Guam Series 2019 5.00%, 11/15/2031	745	762,035
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	4,365	4,128,663
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2036	5,000	4,874,528

		17,444,123

Idaho – 0.2%
Idaho Health Facilities Authority (North Canyon Medical Center, Inc.) Series 2023 7.125%, 11/01/2057	3,000	3,102,337
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036	4,000	4,007,227

		7,109,564

Illinois – 6.5%
Chicago Board of Education Series 2015-C 5.25%, 12/01/2035	5,405	5,416,142
Series 2016-A 7.00%, 12/01/2044	3,095	3,194,499
Series 2017-A 7.00%, 12/01/2046(c)	4,975	5,266,992
Series 2017-B 6.75%, 12/01/2030(c)	11,365	12,302,473
7.00%, 12/01/2042(c)	2,400	2,552,767
Series 2018-A 5.00%, 12/01/2032	4,800	4,891,861
Series 2019-B 5.00%, 12/01/2030	425	436,664
5.00%, 12/01/2031	750	768,491
5.00%, 12/01/2032	310	317,170
5.00%, 12/01/2033	290	296,489
Series 2023-A 5.875%, 12/01/2047	5,000	5,240,545
6.00%, 12/01/2049	5,000	5,276,721

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Chicago O’Hare International Airport Series 2022 5.50%, 01/01/2055(b)	$10,000	$10,650,735
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2020-A 4.00%, 12/01/2050(b)	4,510	4,013,474
4.00%, 12/01/2055(b)	10,250	9,004,203
City of Chicago IL Series 2015-B 5.00%, 01/01/2025	400	404,604
Series 2016-C 5.00%, 01/01/2038	90	89,801
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(d)(e)(i)	7,950	4,641,795
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 6.00%, 05/01/2046	2,000	1,905,326
Illinois Finance Authority 4.00%, 08/15/2036(b)	3,000	3,034,520
4.00%, 08/15/2037(b)	3,000	3,010,145
4.00%, 08/15/2038(b)	4,000	3,980,644
4.00%, 08/15/2039(b)	2,500	2,467,634
4.00%, 08/15/2040(b)	1,750	1,714,240
4.00%, 08/15/2041(b)	2,000	1,940,135
Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2042(c)	1,000	800,278
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2043	1,190	1,060,592
4.00%, 08/01/2046	2,000	1,734,335
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047	1,790	1,671,129
5.00%, 02/15/2050	1,000	921,848

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	$400	$345,439
4.00%, 09/01/2037	520	429,112
4.00%, 09/01/2039	1,000	797,157
4.00%, 09/01/2041	1,000	772,398
5.00%, 09/01/2036	540	508,842
5.00%, 09/01/2038	1,000	917,639
5.00%, 09/01/2040	1,500	1,347,171
Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(c)	5,500	5,745,840
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	11,613	6,304,156
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-C 5.00%, 08/01/2049	1,075	1,079,077
Illinois Housing Development Authority Series 2022 5.67%, 12/01/2025(c)	6,100	6,098,976
7.17%, 11/01/2038	600	602,245
Illinois State Toll Highway Authority Series 2021-A 4.00%, 01/01/2042(b)	10,985	10,823,039
4.00%, 01/01/2046(b)	6,000	5,731,537
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041	24,500	10,507,168
Zero Coupon, 12/15/2050	19,675	5,222,044
State of Illinois Series 2010 7.35%, 07/01/2035	6,429	6,772,602
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016-A 4.50%, 03/01/2033	7,893	7,277,303
Series 2016-B 7.00%, 03/01/2033	3,574	3,401,083
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	1,014	1,009,946

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 03/01/2036	$8,950	$8,569,749
Series 2015-B 6.00%, 03/01/2036	2,493	2,495,672

		185,764,447

Indiana – 2.3%
City of Valparaiso IN (Green Oaks of Valparaiso LLC) Series 2021 5.375%, 12/01/2041(c)	3,350	2,526,563
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	8,000	8,038,182
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(f)	18,235	13,299,108
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2031(j)	3,100	3,386,963
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2038	2,045	1,766,757
4.00%, 04/01/2040	2,215	1,859,737
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2026	1,000	955,228
4.00%, 11/15/2027	1,000	943,333
4.00%, 11/15/2030	1,000	910,544
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2039	2,675	2,532,668
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	6,375	5,925,366
Series 2020-A 3.00%, 11/01/2030	2,690	2,495,676
Series 2021-B 2.50%, 11/01/2030	4,025	3,610,225

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	$5,000	$4,700,858
Indianapolis Local Public Improvement Bond Bank Series 2023 6.00%, 03/01/2053(j)	5,000	5,160,344
Series 2023-F 7.75%, 03/01/2067(j)	3,000	3,053,136
BAM Series 2023 5.25%, 03/01/2067(j)	5,000	5,177,832

		66,342,520

Iowa – 0.7%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050	8,090	8,070,298
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	1,895	1,704,049
4.00%, 12/01/2041	3,400	2,617,250
4.00%, 12/01/2046	2,275	1,648,345
4.00%, 12/01/2051	4,060	2,826,691
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	5,000	4,382,650

		21,249,283

Kansas – 0.2%
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037	1,000	1,001,553
5.00%, 03/01/2039	1,070	1,061,333
5.00%, 03/01/2044	655	638,203
5.00%, 03/01/2049	3,835	3,689,224

		6,390,313

Kentucky – 2.0%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 4.00%, 02/01/2038	745	698,539

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Henderson KY (Pratt Paper LLC) Series 2022 4.70%, 01/01/2052(c)	$7,000	$6,447,197
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	6,965	7,108,131
5.00%, 08/01/2049	2,490	2,509,904
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	7,765	6,256,944
5.50%, 11/15/2045	2,350	1,875,408
Series 2016-A 5.00%, 05/15/2046	4,500	3,267,896
5.00%, 05/15/2051	3,500	2,457,033
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	4,045	4,075,753
5.25%, 06/01/2041	3,650	3,655,624
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	2,650	2,152,848
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(c)	1,105	1,099,460
5.75%, 11/01/2040(c)	5,130	5,026,576
Series 2022-B 6.75%, 11/01/2040(c)	850	833,998
Kentucky Public Energy Authority (Morgan Stanley) Series 2022-A 4.00%, 08/01/2052	10,000	9,790,176

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038	$370	$383,471

		57,638,958

Louisiana – 1.0%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	7,625	7,084,617
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2041	5,000	5,095,698
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(e)	7,250	72
Series 2014-A 8.375%, 07/01/2039(e)	17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016-A 5.00%, 07/01/2051	10,000	10,059,223
Louisiana Public Facilities Authority (Prerefunded – US Govt Agencies) Series 2016 5.00%, 05/15/2047 (Pre-refunded/ETM)	25	26,114
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(c)	955	1,026,812
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037	4,600	4,207,815

		27,500,521

Maine – 0.2%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(c)	7,270	7,268,182

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maryland – 2.2%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The)) Series 2014-A 6.00%, 07/01/2034	$1,500	$1,505,121
6.125%, 07/01/2039	750	751,653
6.25%, 07/01/2044	2,000	2,004,344
Maryland Economic Development Corp. (City of Baltimore MD Port Covington Development District) Series 2020 3.25%, 09/01/2030	500	465,084
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2025	475	479,133
5.00%, 01/01/2026	495	505,328
5.00%, 01/01/2027	430	444,830
5.00%, 01/01/2028	300	314,003
5.00%, 01/01/2029	290	305,990
5.00%, 01/01/2030	285	302,058
5.00%, 01/01/2036	1,790	1,849,017
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2040	3,500	3,529,653
5.00%, 07/01/2045	1,775	1,783,369
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050(b)	45,000	49,205,488

		63,445,071

Massachusetts – 1.9%
Commonwealth of Massachusetts Series 2023 5.00%, 05/01/2053	10,000	10,762,469
Commonwealth of Massachusetts Transportation Fund Revenue Series 2023 5.00%, 06/01/2053	10,000	10,752,014

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2034	$1,135	$1,163,411
5.00%, 10/01/2035	3,000	3,068,705
Massachusetts Development Finance Agency (Merrimack College) Series 2014 5.125%, 07/01/2044	1,000	1,001,188
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2037(c)	1,000	967,931
Massachusetts Development Finance Agency (Springfield College) Series 2021-B 4.00%, 06/01/2041	1,355	1,196,824
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2036	3,000	3,035,500
5.00%, 07/01/2044	4,230	4,136,356
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2036	4,500	4,774,883
5.00%, 07/01/2037	4,000	4,213,698
5.00%, 07/01/2038	8,100	8,474,604

		53,547,583

Michigan – 1.2%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(k)	7,000	4,885,828
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2047	1,060	854,126
5.00%, 11/01/2052	1,185	927,749
Michigan Finance Authority Series 2016 5.00%, 12/01/2045 (Pre-refunded/ETM)	45	47,277

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2030	$1,000	$1,005,277
Michigan Finance Authority (Lawrence Technological University Obligated Group) Series 2022 4.00%, 02/01/2027	185	180,310
4.00%, 02/01/2032	285	267,831
4.00%, 02/01/2042	1,115	903,128
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065	16,250	1,546,469
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2039	13,580	13,582,799
5.00%, 07/01/2044	1,200	1,176,411
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	164,100	8,250,521

		33,627,726

Minnesota – 1.0%
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051	230	180,634
4.00%, 09/01/2061	870	634,242
City of Fridley MN (Roers Fridley Apartments Owner II LLC) Series 2023-A 5.75%, 06/01/2041(c)	3,000	2,796,517
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018-A 5.00%, 11/15/2049(b)	10,250	10,346,431

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(c)	$2,760	$2,749,248
5.66%, 07/01/2041(c)	7,500	7,304,321
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	1,000	808,262
4.00%, 07/01/2041	830	612,340
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(c)	2,100	1,545,462
4.00%, 06/01/2051(c)	2,225	1,448,556
4.00%, 06/01/2056(c)	1,000	627,514

		29,053,527

Mississippi – 0.6%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(f)	5,750	5,619,636
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(c)	1,000	818,349
5.00%, 10/01/2031(c)	2,850	2,941,168
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	6,400	6,501,110
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037	250	245,498
5.00%, 01/01/2035	750	801,810

		16,927,571

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Missouri – 0.9%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2036	$1,825	$1,852,484
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(c)	5,000	4,857,704
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(c)	1,740	1,491,695
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046	1,165	54,587
5.00%, 11/15/2046	2,610	1,862,953
Series 2021-A 10.00%, 11/15/2037	804	686,412
Series 2021-C 7.50%, 11/15/2046	643	482,475
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	2,000	1,797,517
5.00%, 08/15/2046	5,585	4,512,636
5.00%, 08/15/2051	2,415	1,903,283
Series 2021-A 5.00%, 08/15/2056	5,000	3,856,457
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(c)	2,000	1,941,097

		25,299,300

Nebraska – 0.9%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2032	10,730	11,342,205
5.00%, 09/01/2042(b)	14,215	14,792,312

		26,134,517

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Nevada – 0.6%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(c)	$9,500	$1,176,933
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(c)	2,010	1,886,915
Las Vegas Redevelopment Agency Series 2016 5.00%, 06/15/2045	3,000	3,020,938
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 8.125%, 01/01/2050(c)	9,715	9,839,545

		15,924,331

New Hampshire – 0.6%
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2018 4.625%, 11/01/2042(c)	2,325	1,832,938
Series 2020-A 3.625%, 07/01/2043(c)	1,500	1,089,564
Series 2020-B 3.75%, 07/01/2045(c)	3,215	2,376,242
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	10,920	11,293,762

		16,592,506

New Jersey – 3.8%
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2050(c)	1,000	844,851
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	9,780	9,781,462

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	$2,000	$2,019,954
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2035(j)	2,840	3,120,533
5.25%, 06/15/2038(j)	3,440	3,725,529
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	7,515	7,514,602
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	4,140	4,141,378
Series 2014-B 5.625%, 11/15/2030	4,525	4,550,898
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2020-A 4.00%, 07/01/2050	1,195	1,065,779
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2033(b)	12,240	13,190,085
5.00%, 12/15/2035(b)	6,545	7,006,047
Series 2019-B 4.00%, 06/15/2037	800	806,277
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	50,975	51,096,611

		108,864,006

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Mexico – 0.1%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2039	$445	$386,503
5.00%, 07/01/2049	3,935	3,125,463

		3,511,966

New York – 4.9%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(c)	4,315	4,135,222
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2056(c)	2,050	1,797,872
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039	7,050	5,287,500
5.50%, 11/01/2044	2,875	2,156,250
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034(d)(e)(l)	5,000	– 0	–
Metropolitan Transportation Authority Series 2016-B 5.00%, 11/15/2025	635	655,478
5.00%, 11/15/2037	13,265	13,521,285
Series 2020-C 5.25%, 11/15/2055	2,000	2,065,952
Series 2020-D 5.00%, 11/15/2043	4,000	4,167,769
Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	2,765	2,163,734

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058(d)(e)	$7,315	$1,752,202
9.00%, 01/01/2041(d)(e)(f)	3,660	3,477,000
New York City Housing Development Corp. Series 2020 2.55%, 08/01/2040	1,355	1,046,593
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	51,990	7,265,025
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(c)	9,190	8,922,619
5.375%, 11/15/2040(c)	2,500	2,498,538
7.25%, 11/15/2044(c)	1,705	1,715,233
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060(j)	5,000	5,001,330
6.00%, 06/30/2054(j)	2,500	2,655,795
AGM Series 2023 5.00%, 06/30/2049(j)	2,000	2,013,706
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	17,110	17,121,710
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	5,780	4,494,507
Triborough Bridge & Tunnel Authority 5.25%, 05/15/2057(b)	10,000	10,807,720
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-B 5.50%, 11/15/2057(b)	10,000	11,064,545
Series 2022-C 5.25%, 05/15/2052(b)	5,000	5,472,019

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	$4,270	$3,346,710
5.25%, 09/15/2042	1,795	1,361,840
5.25%, 09/15/2047	3,080	2,225,537
5.25%, 09/15/2053	6,635	4,601,840
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 2.875%, 07/01/2026(c)	7,650	7,309,593
Western Regional Off-Track Betting Corp. Series 2021 4.125%, 12/01/2041(c)	1,650	1,217,982

		141,323,106

North Carolina – 0.3%
Fayetteville State University Series 2023 5.00%, 04/01/2033(c)	710	790,400
5.00%, 04/01/2035(c)	830	921,479
5.00%, 04/01/2039(c)	1,120	1,193,974
5.00%, 04/01/2041(c)	1,290	1,359,665
5.00%, 04/01/2043(c)	1,480	1,545,350
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	1,625	1,536,000

		7,346,868

North Dakota – 0.2%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(d)(e)(f)	1,550	310,000
7.00%, 12/15/2043(d)(e)(f)	1,610	322,000
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2043	5,000	4,334,203

		4,966,203

Ohio – 2.6%
Buckeye Tobacco Settlement Financing Authority Series 2020-B Zero Coupon, 06/01/2057	36,605	3,749,996

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 06/01/2055	$23,500	$20,732,541
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2021 5.00%, 08/01/2032	1,000	1,082,883
5.00%, 08/01/2033	800	864,289
5.00%, 08/01/2034	1,000	1,075,804
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	20,920	21,027,746
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	2,770	2,211,546
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	565	457,288
5.125%, 12/01/2049	690	519,520
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d)(e)(f)	5,215	1,512,350
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,027,441
6.75%, 12/01/2052	10,000	10,328,995
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(c)	3,700	2,490,494
Ohio Air Quality Development Authority (Pratt Paper OH LLC) Series 2017 4.25%, 01/15/2038(c)	1,540	1,452,307
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056	1,000	962,576

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2057	$7,065	$5,244,277

		74,740,053

Oklahoma – 1.2%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038	3,295	2,548,715
3.25%, 09/01/2039	1,000	760,041
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	3,165	3,075,222
5.50%, 08/15/2052	5,000	4,834,592
5.50%, 08/15/2057	11,290	10,824,996
Series 2022-A 5.50%, 08/15/2044	10,000	9,495,035
Tulsa Authority for Economic Opportunity (Tulsa Authority for Economic Opportunity Increment District No. 8) Series 2021 4.375%, 12/01/2041(c)	1,980	1,847,654

		33,386,255

Oregon – 0.1%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.25%, 11/15/2050	1,000	883,421
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2051	10,000	2,422,095
Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2053	3,000	686,509

		3,992,025

Other – 0.3%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust Series 2023-2 6.00%, 10/05/2040(c)	7,482	7,468,335

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 4.0%
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Corp. Revenue) Series 2017 5.00%, 05/01/2042(c)	$3,070	$3,011,927
Series 2018 5.00%, 05/01/2042(c)	2,575	2,520,302
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047	1,800	954,271
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	6,000	4,024,325
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	5,000	3,580,079
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(c)	2,750	2,655,305
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	7,950	8,034,992
6.00%, 06/01/2051	3,715	3,735,280
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	1,185	977,778
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 4.00%, 11/01/2036	715	699,794

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 5.00%, 04/01/2043	$2,000	$2,148,483
5.00%, 04/01/2050	8,000	8,231,584
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,000	1,024,272
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	834,906
5.00%, 03/01/2045	500	396,262
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2057(b)	10,000	10,062,128
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	18,125	12,972,777
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) AGM Series 2022 5.00%, 12/31/2057(b)	6,000	6,056,437
5.75%, 12/31/2062(b)	4,000	4,360,444
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(c)	1,640	1,155,625
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	10,170	9,833,272

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	$1,300	$1,259,456
6.50%, 06/01/2045	2,390	2,304,373
6.625%, 06/01/2050	3,870	3,745,857
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050	2,240	2,108,592
5.00%, 08/01/2054	1,585	1,475,119
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2051	3,450	2,530,064
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2050(c)	1,000	899,785
Philadelphia Authority for Industrial Development (Tacony Academy Charter School) Series 2023 5.50%, 06/15/2043(c)	1,250	1,213,586
School District of Philadelphia (The) Series 2023-A 5.50%, 09/01/2048	1,750	1,912,285
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(c)	6,920	3,992,726
5.00%, 01/01/2057(c)	5,475	3,040,236
Series 2016-B 6.08%, 01/01/2026(c)	350	336,125
Series 2016-C Zero Coupon, 01/01/2036(c)	3,010	956,949
Series 2016-D Zero Coupon, 01/01/2057(f)	59,415	3,305,340

		116,350,736

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 9.8%
Children’s Trust Fund Series 2005-A Zero Coupon, 05/15/2050	$3,830	$705,346
Series 2008-A Zero Coupon, 05/15/2057	70,000	5,156,711
Series 2008-B Zero Coupon, 05/15/2057	445,000	24,849,245
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	425	414,908
Zero Coupon, 07/01/2033	21,858	13,304,804
4.00%, 07/01/2033	14,993	13,992,376
4.00%, 07/01/2035	6,453	5,901,654
5.625%, 07/01/2029	3,570	3,772,760
5.75%, 07/01/2031	2,815	3,027,076
Series 2022-A Zero Coupon, 11/01/2051	5,426	2,177,158
Series 2022-C 0.00%, 11/01/2043	38,675	20,111,116
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	4,450	3,904,736
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	3,560	3,574,075
5.25%, 07/01/2041	4,260	4,158,586
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024	896	903,678
Series 2020-A 5.00%, 07/01/2030(c)	10,000	10,111,256
5.00%, 07/01/2047(c)	10,000	9,663,739
Series 2021-B 4.00%, 07/01/2047(c)	1,975	1,636,287
5.00%, 07/01/2025(c)	3,505	3,522,239
5.00%, 07/01/2028(c)	2,550	2,581,070
5.00%, 07/01/2029(c)	3,850	3,896,516
5.00%, 07/01/2033(c)	2,835	2,861,583
5.00%, 07/01/2037(c)	2,530	2,529,897
Series 2022-A 4.00%, 07/01/2047(c)	3,230	2,676,054
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(d)(e)	7,425	1,856,250

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2037(d)(e)	$10,045	$2,511,250
Series 2008-W 5.00%, 07/01/2028(d)(e)	7,285	1,821,250
Series 2008-WW 5.375%, 07/01/2024(d)(e)	3,700	925,000
Series 2010-A 5.25%, 07/01/2029(d)(e)	2,370	592,500
5.25%, 07/01/2030(d)(e)	390	97,500
Series 2010-C 5.00%, 07/01/2024(d)(e)	1,530	382,500
5.25%, 07/01/2027(d)(e)	2,550	637,500
5.25%, 07/01/2028(d)(e)	5,255	1,313,750
Series 2010-DDD 5.00%, 07/01/2020(d)(m)	1,660	415,000
5.00%, 07/01/2021(d)(m)	920	230,000
5.00%, 07/01/2022(d)(m)	610	152,500
Series 2010-X 5.25%, 07/01/2027(d)(e)	3,725	931,250
5.25%, 07/01/2040(d)(e)	10,035	2,508,750
5.75%, 07/01/2036(d)(e)	2,280	570,000
Series 2010-ZZ 5.25%, 07/01/2018(d)(m)	2,500	625,000
5.25%, 07/01/2019(d)(m)	1,715	428,750
5.25%, 07/01/2022(d)(m)	1,565	391,250
5.25%, 07/01/2024(d)(e)	1,570	392,500
5.25%, 07/01/2025(d)(e)	440	110,000
Series 2012-A 5.00%, 07/01/2029(d)(e)	3,345	836,250
5.00%, 07/01/2042(d)(e)	1,000	250,000
5.05%, 07/01/2042	2,000	500,000
Series 2013-A 7.00%, 07/01/2033	2,200	550,000
7.00%, 07/01/2040(d)(e)	575	143,750
AGM Series 2007-V 5.25%, 07/01/2031	14,090	13,959,387
NATL Series 2007-V 5.25%, 07/01/2029	245	243,078
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	21,820	21,547,250
Series 2022-B Zero Coupon, 07/01/2032	3,000	1,942,279

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(d)(e)	$14,580	$10,206,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	78	76,211
Zero Coupon, 07/01/2027	383	330,330
Zero Coupon, 07/01/2029	1,519	1,199,567
Zero Coupon, 07/01/2046	57,388	16,863,056
Zero Coupon, 07/01/2051	40,000	8,652,408
Series 2019-A 4.329%, 07/01/2040	21,770	20,606,440
4.55%, 07/01/2040	2,637	2,562,308
5.00%, 07/01/2058	20,481	19,857,964

		282,651,648

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 05/15/2031	1,795	1,812,477
5.00%, 05/15/2032	1,890	1,907,778
5.00%, 05/15/2033	1,000	1,009,047
5.00%, 05/15/2034	1,600	1,613,354

		6,342,656

South Carolina – 1.5%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	2,975	2,908,728
5.26%, 11/01/2032	500	476,049
5.41%, 11/01/2039	7,515	6,976,862
6.28%, 11/01/2039	330	304,841
Greenville Housing Authority/SC Series 2023 6.16%, 05/01/2063(c)	5,000	4,786,391
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(c)	185	171,556

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2023-A 6.50%, 02/01/2056(c)	$5,715	$5,416,890
Series 2023-B 7.50%, 08/01/2047(c)	2,200	2,076,988
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	2,000	1,981,968
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(c)	3,115	2,414,766
6.50%, 06/01/2051(c)	3,175	2,334,015
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 0.00%, 06/01/2052(k)	6,135	4,198,718
South Carolina Public Service Authority Series 2022 3.00%, 12/01/2043	1,606	1,193,650
4.00%, 12/01/2049	6,218	5,556,795
4.00%, 12/01/2050	4,047	3,601,471

		44,399,688

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2041	1,000	877,036
4.00%, 08/01/2051	3,620	2,926,735
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	1,500	1,503,092

		5,306,863

Tennessee – 1.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(c)	19,305	16,583,545

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	$805	$786,283
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(c)	2,350	2,325,475
9.50%, 11/01/2052(c)	6,600	6,523,288
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	1,580	1,272,702
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049(d)(e)(f)	100	1,000
Series 2018-A 6.25%, 04/01/2049(d)(e)(f)	4,465	1,294,850
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 4.00%, 06/01/2051(c)	1,300	1,045,604
Shelby County Health Educational & Housing Facilities Board (Trezevant Episcopal Home (The)) Series 2013-A 5.375%, 09/01/2041	1,020	854,618
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.) Series 2014 5.25%, 12/01/2044	1,075	949,107
5.25%, 12/01/2049	3,250	2,805,236
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	5,800	4,612,690

		39,054,398

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas – 7.1%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	$2,895	$2,239,715
Series 2021-B 5.00%, 10/01/2050(c)	4,250	3,597,710
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2023 4.875%, 06/15/2056(c)	1,000	998,219
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(c)	1,100	1,101,425
6.375%, 06/01/2062(c)	3,500	3,510,196
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016-A 5.00%, 12/01/2046	2,175	2,161,910
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2041	610	482,575
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(c)	6,205	5,450,893
Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/2040	1,500	1,389,006
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(c)	8,500	8,169,392
Series 2023 12.00%, 06/01/2043(c)	1,000	990,333
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments LLC) Series 2022 Zero Coupon, 12/01/2062(c)	69,320	4,759,068

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

6.00%, 12/01/2062	$8,080	$7,878,137
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments LLC) Series 2022 6.00%, 12/01/2062(c)	3,460	3,252,881
6.25%, 12/01/2054(c)	1,400	1,243,740
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040	4,715	4,723,711
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	12,845	12,797,938
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042	2,470	2,463,332
Series 2013 6.00%, 08/15/2043	1,000	1,000,763
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 6.00%, 06/15/2048(c)	1,000	967,596
6.25%, 06/15/2053(c)	2,000	1,973,420
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,160	1,055,608
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2032(c)	2,000	2,000,030
Decatur Hospital Authority Series 2014-A 5.25%, 09/01/2044	6,300	6,306,464
El Paso County Hospital District Series 2017 5.00%, 08/15/2033	3,940	4,044,194
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2050	2,000	424,691
Zero Coupon, 12/01/2054	1,585	262,154
Series 2022-B Zero Coupon, 12/01/2043	2,965	899,183

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Zero Coupon, 12/01/2055	$5,000	$650,024
Zero Coupon, 12/01/2056	3,325	404,266
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033	1,055	1,080,840
5.00%, 10/15/2034	1,665	1,704,476
5.00%, 10/15/2037	2,765	2,800,516
5.00%, 10/15/2038	2,615	2,645,605
5.00%, 10/15/2039	2,840	2,872,156
5.00%, 10/15/2044	5,375	5,428,906
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 08/15/2035	1,800	1,817,834
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)	15,000	14,543,994
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027(f)	9,150	9,053,437
New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) Series 2019 7.25%, 12/01/2053(d)(e)	4,145	4,331,525
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(d)(e)	9,493	3,494,147
7.50%, 11/15/2036(d)(e)	2,265	1,835,966
7.50%, 11/15/2037(d)(e)	365	275,754
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018-A 5.50%, 07/01/2054	3,000	2,236,029

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037	$2,285	$2,095,396
5.00%, 01/01/2042	7,485	6,583,015
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	1,680	1,299,705
Series 2022 4.00%, 01/01/2047	1,300	879,062
4.25%, 01/01/2057	5,000	3,201,308
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	5,000	4,434,803
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055	2,200	1,517,484
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2040	1,000	974,345
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2051	1,275	936,670
4.00%, 08/15/2056	1,380	983,433
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(c)	1,460	1,011,311
Series 2021 2.75%, 01/01/2036(c)	1,750	1,227,750
2.875%, 01/01/2041(c)	2,000	1,280,291
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038(d)(e)(h)	5,720	1,344,200

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. Series 2015-B 5.00%, 11/15/2036(d)(e)(h)(i)(l)	$948	$	– 0	–
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(d)(e)(h)	16,668		10,834,225
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2049	2,625		2,485,215
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.00%, 01/01/2054(b)	10,895		11,570,830
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2023 5.50%, 12/31/2058	10,000		10,563,221

			204,542,023

Utah – 0.6%
County of Utah UT (IHC Health Services, Inc. Obligated Group) Series 2020-I 5.00%, 05/15/2043(b)	5,000		5,289,814
5.00%, 05/15/2050(b)	8,000		8,275,707
Military Installation Development Authority (Military Installation Development Authority Military Recreation Assessment Area) Series 2021-A 4.00%, 06/01/2052	3,000		2,127,041
Wohali Public Infrastructure District No. 1 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2023 7.00%, 12/01/2042(c)	2,000		1,975,199

			17,667,761

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency (St Michael’s College, Inc.) Series 2023 5.50%, 10/01/2043(c)	$1,500	$1,484,693

Virginia – 2.6%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	7,300	6,744,638
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(c)	6,410	6,026,433
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(c)	1,260	1,170,233
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	30,935	28,487,704
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	2,409	2,179,978
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(c)	4,000	3,604,240
Series 2015-A 5.00%, 07/01/2035(c)	1,200	1,174,173
5.00%, 07/01/2045(c)	3,110	2,802,296
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(c)	4,465	4,167,192
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 7.68% (SOFR + 5.50%), 06/01/2029(a)(c)	8,500	8,156,075

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

8.50%, 06/01/2042(c)	$10,000	$9,209,384

		73,722,346

Washington – 1.6%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Taxes) Series 2016-S 5.00%, 11/01/2046	10,000	11,337,294
Grays Harbor County Public Hospital District No. 1 Series 2023 6.875%, 12/01/2053	1,000	1,024,413
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2038	5,700	5,638,433
Port of Seattle WA Series 2019 5.00%, 04/01/2044(b)	10,000	10,294,811
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2021 3.00%, 12/01/2035(c)	440	391,581
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033	2,835	2,904,534
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 4.00%, 01/01/2026(c)	2,000	1,911,367
5.00%, 01/01/2036(c)	2,200	1,888,648
5.00%, 01/01/2046(c)	4,425	3,404,599
Series 2019-A 5.00%, 01/01/2044(c)	440	343,083
5.00%, 01/01/2049(c)	275	206,497
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	5,315	4,470,119

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(c)	$3,125	$3,338,652

		47,154,031

West Virginia – 0.6%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(c)	1,000	755,631
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.00%, 06/01/2033(c)	500	508,036
6.00%, 06/01/2053(c)	1,000	1,052,215
Monongalia County Commission Excise Tax District Series 2021-A 4.125%, 06/01/2043(c)	2,130	1,892,283
Series 2023 7.00%, 06/01/2043(c)	1,000	1,056,333
Series 2023-B 0.00%, 06/01/2053(c)(k)	5,435	1,176,540
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	1,990	1,963,874
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(c)	8,000	7,910,888
West Virginia Hospital Finance Authority (Vandalia Health, Inc. Obligated Group) Series 2019 5.00%, 09/01/2039	1,400	1,417,572

		17,733,372

Wisconsin – 6.0%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(c)	6,175	4,496,576

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Center District AGM Series 2020-D Zero Coupon, 12/15/2050	$44,075	$12,267,201
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(c)	2,000	1,933,491
Wisconsin Department of Transportation (Wisconsin Department of Transportation Vehicle Fee Revenue) Series 2024-1 5.00%, 07/01/2030(j)	10,940	12,229,673
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM Series 2020 4.00%, 02/15/2035	800	802,086
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	2,400	1,450,149
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2046	980	761,531
5.00%, 11/01/2054	1,100	814,391
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(c)	1,605	1,353,559
Series 2022-A 3.875%, 12/01/2039(c)	7,370	6,158,893
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(c)	750	652,266
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(c)	8,770	7,482,620

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(f)	$27,000	$23,062,317
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	7,250	7,157,004
5.75%, 02/01/2052(c)	13,000	12,810,311
6.00%, 02/01/2062(c)	7,850	7,895,346
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(c)	5,500	5,371,776
8.125%, 07/01/2058(c)	5,500	5,372,116
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(c)	6,875	6,629,568
6.625%, 02/01/2046(c)	4,750	4,289,461
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	941,795
Wisconsin Public Finance Authority (KDC Agribusiness LLC) 12.00%, 09/14/2024(l)	3,409	340,900
Series 2022 15.00%, 04/30/2023(d)(f)(i)(l)(m)	7,500	– 0	–
Series 2023 15.00%, 04/30/2023(d)(f)(i)(l)(m)	1,815	– 0	–
Wisconsin Public Finance Authority (Lehigh Valley Health Network, Inc.) Series 2023 6.625%, 12/01/2032(c)	1,000	988,456
7.25%, 12/01/2042(c)	2,370	2,360,309
7.50%, 12/01/2052(c)	2,060	2,074,673
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(c)	6,640	4,874,813
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(c)	3,000	1,950,294

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Prerefunded – US Treasuries) Series 2020 5.00%, 04/01/2050 (Pre-refunded/ETM)(c)	$40	$44,778
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2050(c)	760	682,150
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(c)	16,500	10,662,914
Series 2022 4.00%, 06/01/2049(c)	3,990	2,725,862
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(c)	1,725	1,507,021
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2035	1,650	1,394,673
Wisconsin Public Finance Authority (UMA Education Inc) Series 2019 5.00%, 10/01/2034(c)	2,495	2,538,952
5.00%, 10/01/2039(c)	7,095	7,002,917
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2062(c)	5,000	4,142,958
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041	2,500	2,084,864
4.00%, 12/01/2051	1,500	1,146,882
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(c)	1,150	859,841

		171,315,387

Total Municipal Obligations (cost $3,378,683,359)		2,973,880,581

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.6%
Agency CMBS – 0.0%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class XCA 0.96%, 07/25/2036(n)	$6,731	$379,390
Series 2022-ML13, Class XUS 1.00%, 09/25/2036(n)	11,801	822,526

		1,201,916

Non-Agency Fixed Rate CMBS – 2.6%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033	10,520	9,697,194
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	5,230	5,199,377
Series 2021-1, Class A 3.50%, 11/20/2035	4,172	3,877,113
Series 2021-2, Class X 0.82%, 03/25/2035(n)	15,564	766,195
Series 2021-3, Class A 3.25%, 08/20/2036	3,877	3,558,558
Series 2021-3, Class X 0.79%, 08/20/2036(n)	13,836	721,294
City of Fort Wayne IN 10.75%, 12/01/2029(d)(e)	328	33
National Finance Authority Series 2022-2, Class X 0.697%, 10/01/2036(n)	9,856	476,723
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	12,105	11,650,440
Series 2022-1, Class A 4.375%, 09/20/2036	16,696	16,315,451
Series 2022-2 0.35%, 09/20/2036(n)	10,803	240,967
Series 2022-2, Class A 4.00%, 10/20/2036	9,856	9,343,980
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	9,777	8,988,842
Series 2021-1, Class X 0.726%, 12/20/2035(n)	7,737	351,781

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2023-1, Class X 1.492%, 04/20/2037(n)	$19,985	$2,190,927

		73,378,875

Total Commercial Mortgage-Backed Securities (cost $81,644,348)		74,580,791

CORPORATES - NON-INVESTMENT GRADE – 1.2%
Financial Institutions – 0.2%
Banking – 0.2%
Citigroup, Inc. 7.375%, 05/15/2028(o)	6,300	6,250,986

Industrial – 1.0%
Basic – 0.0%
Red River Biorefinery LLC Series 23A 15.00%, 12/31/2023(f)(i)(l)	245	245,000

Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(c)	7,730	6,032,724

Consumer Cyclical - Entertainment – 0.4%
Wild Rivers Water Park 8.50%, 11/01/2051(i)(l)	13,775	10,100,518

Consumer Non-Cyclical – 0.4%
Medline Borrower LP 3.875%, 04/01/2029(c)	10,000	8,878,100
Tower Health Series 2020 4.451%, 02/01/2050	5,300	2,366,874

		11,244,974

Other Industrial – 0.0%
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023(f)(i)(l)	395	395,000

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(d)(e)(i)(l)	5,265	1,158,300

		29,176,516

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Total Corporates – Non-Investment Grade (cost $42,252,439)		$35,427,502

ASSET-BACKED SECURITIES – 0.3%
Other ABS - Fixed Rate – 0.3%
Commonwealth of Puerto Rico Series 2022-A 0.00%, 11/01/2051	$17,550	9,191,662
State of Nevada Department of Business & Industry Series 2018 6.95%, 02/15/2038(c)(d)(e)	1,603	160,323
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-A 5.00%, 11/15/2045(d)(e)(h)(i)(l)	2,177	– 0	–
Series 2017 5.25%, 11/15/2047(d)(e)(h)(i)(l)	697	– 0	–

Total Asset-Backed Securities (cost $13,109,393)		9,351,985

CORPORATES - INVESTMENT GRADE – 0.2%
Financial Institutions – 0.2%
Banking – 0.2%
JPMorgan Chase & Co. Series Q 8.889% (SOFR + 3.51%), 02/01/2024(a)(o)	2,700	2,715,795
Wells Fargo & Co. 7.625%, 09/15/2028(o)	2,731	2,806,130

Total Corporates – Investment Grade (cost $5,427,661)		5,521,925

	Shares
INVESTMENT COMPANIES – 0.2%
Funds and Investment Trusts – 0.2%
AB Tax-Aware Short Duration Municipal ETF(p)(q) (cost $4,954,000)	200,000	5,000,000

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.25%(p)(q)(r) (cost $2,532,431)	2,532,431	2,532,431

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

U.S. $ Value

Total Investments – 108.2% (cost $3,528,603,631)	$3,106,295,215
Other assets less liabilities – (8.2)%	(235,234,972)

Net Assets – 100.0%	$2,871,060,243

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2023		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	(5.00)%	Quarterly	4.03%	USD	25,641	$(1,254,641)	$(237,906)	$(1,016,735)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	30,985	01/15/2025	2.565%	CPI#	Maturity	$2,970,980	$	– 0	–	$2,970,980
USD	15,493	01/15/2025	2.585%	CPI#	Maturity	1,472,889		– 0	–	1,472,889
USD	15,492	01/15/2025	2.613%	CPI#	Maturity	1,455,392		– 0	–	1,455,392
USD	5,360	01/15/2025	4.028%	CPI#	Maturity	187,143		– 0	–	187,143
USD	15,550	01/15/2026	CPI#	3.765%	Maturity	(468,278)		– 0	–	(468,278)
USD	53,000	01/15/2027	CPI#	3.320%	Maturity	(2,261,695)		– 0	–	(2,261,695)
USD	51,000	01/15/2027	CPI#	3.466%	Maturity	(1,712,856)		(43,394)		(1,669,462)
USD	41,300	01/15/2027	CPI#	3.323%	Maturity	(1,754,729)		– 0	–	(1,754,729)
USD	97,890	01/15/2028	1.230%	CPI#	Maturity	17,278,818		– 0	–	17,278,818
USD	91,090	01/15/2028	0.735%	CPI#	Maturity	19,349,017		– 0	–	19,349,017
USD	91,000	01/15/2029	CPI#	3.390%	Maturity	(1,749,480)		– 0	–	(1,749,480)
USD	68,050	01/15/2029	CPI#	3.735%	Maturity	649,672		– 0	–	649,672
USD	36,580	01/15/2029	CPI#	3.331%	Maturity	(880,796)		– 0	–	(880,796)
USD	29,000	01/15/2030	1.572%	CPI#	Maturity	4,810,983		– 0	–	4,810,983
USD	29,000	01/15/2030	1.587%	CPI#	Maturity	4,771,643		– 0	–	4,771,643
USD	30,000	01/15/2031	2.782%	CPI#	Maturity	1,900,344		– 0	–	1,900,344
USD	28,000	01/15/2031	2.680%	CPI#	Maturity	2,048,745		– 0	–	2,048,745
USD	25,000	01/15/2031	2.989%	CPI#	Maturity	1,079,601		– 0	–	1,079,601
USD	22,280	01/15/2032	CPI#	3.064%	Maturity	(688,234)		– 0	–	(688,234)
USD	18,550	04/15/2032	CPI#	2.909%	Maturity	(813,384)		– 0	–	(813,384)

						$47,645,775		$(43,394)		$47,689,169

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	150,000	01/15/2027	1 Day SOFR	3.528%	Annual	$(4,882,649)	$	– 0	–	$(4,882,649)
USD	140,000	01/15/2027	1 Day SOFR	3.848%	Annual	(2,904,896)		– 0	–	(2,904,896)
USD	95,330	04/30/2030	1 Day SOFR	3.500%	Annual	(3,376,938)		– 0	–	(3,376,938)
USD	76,900	04/30/2030	1 Day SOFR	3.369%	Annual	(3,415,492)		– 0	–	(3,415,492)
USD	9,000	04/30/2030	1 Day SOFR	3.075%	Annual	(565,632)		– 0	–	(565,632)
USD	34,200	11/01/2030	1 Day SOFR	4.204%	Annual	449,224		– 0	–	449,224
USD	15,000	02/15/2041	1 Day SOFR	2.832%	Annual	(2,473,489)		– 0	–	(2,473,489)

						$(17,169,872)	$	– 0	–	$(17,169,872)

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	237	$(31,232)	$(27,201)	$(4,031)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	339	(44,644)	(38,731)	(5,913)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	174	(22,965)	(15,817)	(7,148)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,155	(152,058)	(135,117)	(16,941)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	77	(10,105)	(8,708)	(1,397)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	96	(12,615)	(8,769)	(3,846)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	930	(122,479)	(81,783)	(40,696)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,350	(309,504)	(264,948)	(44,556)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,189	(156,650)	(109,023)	(47,627)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,790	(235,773)	(159,875)	(75,898)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,883	(511,411)	(511,259)	(152)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	445	(58,667)	(51,913)	(6,754)

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	1,441	$(189,843)	$(158,923)	$(30,920)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,162	(153,099)	(98,224)	(54,875)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,551	(204,295)	(134,461)	(69,834)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,614	(212,501)	(136,836)	(75,665)

						$(2,427,841)	$(1,941,588)	$(486,253)

*	Termination date

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	20,000	06/21/2024	MMD 5 Year^	2.970%	Maturity	$94,523	$	– 0	–	$94,523
Citibank, NA	USD	5,000	03/18/2024	MMD 10 Year^	2.950%	Maturity	15,623		– 0	–	15,623
Citibank, NA	USD	10,000	04/11/2024	MMD 10 Year^	2.680%	Maturity	(252,717)		– 0	–	(252,717)
Citibank, NA	USD	20,000	04/18/2024	MMD 10 Year^	2.700%	Maturity	(478,940)		– 0	–	(478,940)
Citibank, NA	USD	25,000	05/06/2024	MMD 5 Year^	2.740%	Maturity	(122,966)		– 0	–	(122,966)
Citibank, NA	USD	20,000	05/17/2024	MMD 5 Year^	2.710%	Maturity	(137,189)		– 0	–	(137,189)
Citibank, NA	USD	20,000	05/24/2024	MMD 5 Year^	3.130%	Maturity	267,111		– 0	–	267,111
Citibank, NA	USD	10,000	09/26/2024	MMD 5 Year^	3.490%	Maturity	269,133		– 0	–	269,133
Citibank, NA	USD	20,000	10/15/2024	MMD 5 Year^	3.590%	Maturity	526,734		– 0	–	526,734
Citibank, NA	USD	25,000	11/18/2024	MMD 5 Year^	3.250%	Maturity	344,539		– 0	–	344,539
Citibank, NA	USD	21,490	10/09/2029	1.125%	SIFMA*	Quarterly	2,229,061		– 0	–	2,229,061
Morgan Stanley Capital Services LLC	USD	10,000	03/15/2024	MMD 10 Year^	3.000%	Maturity	86,655		– 0	–	86,655
Morgan Stanley Capital Services LLC	USD	10,000	03/25/2024	MMD 10 Year^	2.750%	Maturity	(171,936)		– 0	–	(171,936)
Morgan Stanley Capital Services LLC	USD	25,000	05/20/2024	MMD 5 Year^	3.000%	Maturity	176,623		– 0	–	176,623
Morgan Stanley Capital Services LLC	USD	20,000	11/04/2024	MMD 5 Year^	3.730%	Maturity	741,367		– 0	–	741,367
Morgan Stanley Capital Services LLC	USD	20,000	11/07/2024	MMD 5 Year^	3.420%	Maturity	445,803		– 0	–	445,803

							$4,033,424	$	– 0	–	$4,033,424

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^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2023.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2023, the aggregate market value of these securities amounted to $853,995,697 or 29.7% of net assets.

(d)	Non-income producing security.

(e)	Defaulted.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 3.12% of net assets as of November 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$19,754,905	$19,491,011	0.68%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020 – 06/10/2022	10,701,376	625,200	0.02%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 5.50%, 07/01/2031	06/04/2021 – 07/21/2022	466,370	28,800	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	06/04/2021	3,000,000	180,000	0.01%
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023	08/24/2023	395,000	395,000	0.01%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	1,550,000	310,000	0.01%

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144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	$1,610,000	$322,000	0.01%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	3,483,950	1,512,350	0.05%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	9,862,233	7,245,855	0.25%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/28/2019	17,533,225	13,299,108	0.46%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049	01/27/2021	35,000	1,000	0.00%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	4,434,727	1,294,850	0.05%

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PORTFOLIO OF INVESTMENTS (continued)

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144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	$5,672,972	$5,619,636		0.20%
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 9.00%, 01/01/2041	09/03/2021	3,660,000	3,477,000		0.12%
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027	02/03/2023	9,150,000	9,053,437		0.32%
Red River Biorefinery LLC Series 23A 15.00%, 12/31/2023	05/31/2023	245,000	245,000		0.01%
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	08/24/2016	7,159,575	3,305,340		0.12%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	27,000,000	23,062,317		0.80%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	7,500,000	– 0	–	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	1,815,000	– 0	–	0.00%

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(g)	Inverse floater security.

(h)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$3,795,000	$75,900		0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038	08/31/2012 – 05/08/2013	5,720,000	1,344,200		0.05%
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-A 5.00%, 11/15/2045	01/30/2020 – 01/31/2020	2,232,696	– 0	–	0.00%
Tarrant County Cultural Education Facilities Finance Corp. Series 2017 5.25%, 11/15/2047	02/06/2020	729,808	– 0	–	0.00%
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	04/08/2010 – 01/08/2020	16,714,412	10,834,225		0.38%
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance Corp.) Series 2015-B 5.00%, 11/15/2036	03/06/2020	975,935	– 0	–	0.00%

(i)	Fair valued by the Adviser.

(j)	When-Issued or delayed delivery security.

(k)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2023.

(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(m)	Defaulted matured security.

(n)	IO – Interest Only.

(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

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(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(q)	Affiliated investments.

(r)	The rate shown represents the 7-day yield as of period end.

As of November 30, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.7% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

MMD – Municipal Market Data

NATL – National Interstate Corporation

SD – School District

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB NATIONAL PORTFOLIO

November 30, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.9%
Long-Term Municipal Bonds – 97.9%
Alabama – 3.2%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-C 5.50%, 10/01/2054	$5,000	$5,356,207
Series 2023-D 5.414% (SOFR + 1.85%), 06/01/2049(a)	5,000	5,035,169
County of Jefferson AL Series 2017 5.00%, 09/15/2033	1,000	1,059,759
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	3,000	3,152,267
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 5.434% (SOFR + 2.05%), 11/01/2053(a)	2,000	2,015,886
Series 2023-B 5.764% (SOFR + 2.20%), 04/01/2054(a)	3,000	3,049,181
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	2,500	2,546,291
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2042	3,010	3,132,081
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2020 4.00%, 12/01/2050	20,000	19,872,282
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053	1,000	1,023,770
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	2,000	1,946,400
Series 2022-A 5.984% (SOFR + 2.42%), 01/01/2053(a)	2,000	2,071,689

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	$2,000	$2,085,958
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	4,000	4,177,287
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	2,120	1,015,962

		57,540,189

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	325	337,199
Series 2018 7.125%, 09/01/2038(b)	1,490	1,614,599

		1,951,798

Arizona – 3.8%
Arizona Board of Regents (Arizona State University) Series 2023 5.00%, 07/01/2042	4,020	4,444,233
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2033	9,175	9,265,660
5.00%, 12/01/2034	3,440	3,472,812
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2062	1,575	1,548,934
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(c)(d)(e)	3,725	223,500
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	2,000	2,064,768

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	$2,000	$1,679,749
2.742%, 07/01/2035	2,000	1,545,809
2.842%, 07/01/2036	2,000	1,529,382
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	1,000	772,934
2.521%, 07/01/2036	2,500	1,811,444
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	2,000	1,947,762
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(b)	1,355	1,243,822
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.125%, 11/15/2029(b)	1,000	982,652
7.00%, 11/15/2057(b)	1,000	1,009,191
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(b)	1,670	1,397,733
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2034	1,000	1,072,244
5.00%, 07/01/2035	6,000	6,416,343
5.00%, 07/01/2036	7,800	8,293,852
Salt River Project Agricultural Improvement & Power District Series 2023-A 5.00%, 01/01/2050	10,000	10,841,609
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2023	3,685	3,685,000

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Sierra Vista Industrial Development Authority (American Leadership Academy, Inc.) Series 2023 5.75%, 06/15/2058(b)	$1,000	$970,801
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(b)	1,200	784,074

		67,004,308

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 12.00%, 07/01/2048(b)	1,100	1,141,565
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	500	483,754

		1,625,319

California – 11.6%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2048(f)	4,000	2,048,350
ARC70 II TRUST Series 2023 4.84%, 04/01/2065(c)(g)	4,939	4,872,753
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	5,000	5,284,554
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	8,660	8,923,507
California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.194% (SOFR + 1.63%), 07/01/2053(a)	2,000	2,007,072
5.234% (SOFR + 1.67%), 02/01/2054(a)	2,000	2,005,194

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(b)	$2,000	$1,613,650
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	5,000	3,938,318
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	1,000	651,414
4.00%, 08/01/2046(b)	995	790,557
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)	1,000	628,176
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022-A 4.50%, 08/01/2052(b)	2,000	1,587,145
California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.) Series 2020-A 4.00%, 06/01/2035	1,300	1,316,175
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2045	4,000	4,035,782
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(b)	7,315	7,296,174
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035	1,000	1,048,126
5.00%, 05/15/2036	1,215	1,266,305

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 05/15/2037	$1,000	$1,034,775
5.00%, 05/15/2038	2,250	2,309,255
5.00%, 05/15/2041	915	930,498
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2035	4,300	4,456,496
5.00%, 12/31/2036	3,910	4,027,313
5.00%, 12/31/2043	12,250	12,361,550
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(b)	5,795	5,796,044
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(b)	3,090	2,914,503
California State University Series 2021-B 2.374%, 11/01/2035	2,000	1,481,762
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(b)	1,400	1,400,934
Series 2018 5.25%, 12/01/2048(b)	785	790,946
Series 2018-A 5.50%, 12/01/2058(b)	1,090	1,099,981
City of Los Angeles CA Wastewater System Revenue Series 2013-A 5.00%, 06/01/2033	9,310	9,313,518
City of Los Angeles Department of Airports Series 2022 3.25%, 05/15/2049	1,000	765,372
5.25%, 05/15/2047	5,000	5,298,692
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(b)	2,000	1,453,128
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)	1,000	808,329

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(b)	$4,000	$2,507,887
4.00%, 08/01/2047(b)	970	751,934
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(b)	1,000	673,558
4.00%, 05/01/2057(b)	2,000	1,359,619
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(b)	2,000	1,607,942
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(b)	2,000	1,575,214
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)	1,000	655,203
4.00%, 07/01/2058(b)	1,000	659,441
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(b)	1,000	692,559
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(b)	1,500	951,897
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	1,480	960,462

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	$3,300	$2,334,952
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)	1,245	793,579
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	2,000	1,300,606
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	2,225	2,053,663
Series 2021-B Zero Coupon, 06/01/2066	6,700	696,259
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(b)	3,100	2,575,812
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	11,910	8,725,056
Morongo Band of Mission Indians (The) Series 2018-A 5.00%, 10/01/2042(b)	4,500	4,402,960
Port of Los Angeles Series 2014-A 5.00%, 08/01/2034	5,790	5,820,930
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.37% (LIBOR 3 Month + 0.57%), 06/01/2039(a)	8,075	6,897,167
San Diego County Regional Airport Authority Series 2023 5.00%, 07/01/2043	11,080	11,598,904
San Diego Unified School District/CA Series 2023 4.00%, 07/01/2053	2,000	1,961,457

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2044	$17,000	$17,431,382
Series 2023-E 5.25%, 05/01/2035	5,000	5,651,302
State of California Series 2013 5.00%, 11/01/2029 (Pre-refunded/ETM)	4,325	4,338,873
Series 2023 5.00%, 09/01/2043	5,000	5,625,293
5.25%, 09/01/2053	5,000	5,607,786
6.00%, 03/01/2033	1,000	1,052,128
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	1,000	149,305

		206,969,478

Colorado – 1.3%
Centerra Metropolitan District No. 1 Series 2022 6.50%, 12/01/2053	1,000	1,002,770
City & County of Denver CO Airport System Revenue Series 2022-A 5.00%, 11/15/2033	1,000	1,112,515
Series 2023-B 5.25%, 11/15/2034	3,275	3,733,128
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	1,675	1,709,421
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	1,000	1,026,560
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(c)	2,500	1,811,464
E-470 Public Highway Authority Series 2021-B 3.914% (SOFR + 0.35%), 09/01/2039(a)	2,000	1,993,521

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	$1,128	$896,140
Park Creek Metropolitan District Series 2015-A 5.00%, 12/01/2034	1,300	1,329,757
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(b)	750	757,323
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	5,000	5,930,394
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	1,175	1,199,413

		22,502,406

Connecticut – 1.7%
Connecticut State Health & Educational Facilities Authority (Fairfield University) Series 2022-U 4.00%, 07/01/2052	10,000	9,148,059
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	6,175	6,070,435
State of Connecticut Series 2015-B 5.00%, 06/15/2032	2,350	2,407,383
Series 2015-F 5.00%, 11/15/2030	2,000	2,062,568
5.00%, 11/15/2031	2,500	2,577,508
State of Connecticut Special Tax Revenue Series 2023-A 5.25%, 07/01/2042	7,000	7,986,481

		30,252,434

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2046	550	551,570

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

District of Columbia – 1.9%
District of Columbia Income Tax Revenue Series 2024-A $ 5.00%, 10/01/2036(h)	$10,500	$12,137,742
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2038	2,630	2,728,565
Series 2021-A 5.00%, 10/01/2046	10,000	10,396,677
Metropolitan Washington Airports Authority Dulles Toll Road Revenue AGM Series 2019 4.00%, 10/01/2053	2,990	2,794,040
AGM Series 2022 4.00%, 10/01/2052	6,975	6,528,574

		34,585,598

Florida – 4.2%
Align Affordable Housing Bond Fund LP (SHI – Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	3,000	2,574,948
Bexley Community Development District Series 2016 4.70%, 05/01/2036	1,750	1,678,771
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,500	1,505,491
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(b)	1,000	682,034
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(b)	5,000	323,631
5.00%, 07/01/2056(b)	3,000	2,644,778
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 4.25%, 06/01/2030(b)	1,585	1,483,811

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038	$1,000	$468,242
County of Broward FL Airport System Revenue Series 2019-A 5.00%, 10/01/2038	1,340	1,399,458
Series 2019-C 2.384%, 10/01/2026	5,500	5,112,980
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033	1,700	1,704,235
Series 2015-A 5.00%, 10/01/2038	4,300	4,319,495
Series 2019-A 5.00%, 10/01/2049	2,500	2,533,402
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	10,000	10,812,267
Escambia County Housing Finance Authority Series 2023-A 6.88%, 11/01/2053(b)	220	230,752
Escambia County Housing Finance Authority (4900 S. Rio Grande Avenue LP) Series 2023-B 6.45%, 05/01/2027(b)	605	615,062
Florida Development Finance Corp. (Assistance Unlimited, Inc.) Series 2022 6.00%, 08/15/2057(b)	1,000	931,874
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(b)	1,000	1,002,728
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2050	1,000	993,013
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057	1,000	1,036,533

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 04/01/2032	$1,125	$1,154,548
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2031	1,200	1,260,378
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,215,713
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	115	111,469
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	1,305	1,280,238
Miami-Dade County Expressway Authority Series 2014-B 5.00%, 07/01/2031	3,750	3,781,929
North Broward Hospital District Series 2017-B 5.00%, 01/01/2035	5,230	5,449,472
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042	1,000	855,391
Orange County School Board (Orange County School Board COP) Series 2016-C 5.00%, 08/01/2034	5,000	5,154,904
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(b)	1,000	995,436
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2042	1,100	977,367

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

South Florida Water Management District (South Florida Water Management District COP) Series 2016 5.00%, 10/01/2033	$5,000	$5,205,711
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055	1,000	778,856
Tampa-Hillsborough County Expressway Authority Series 2017-C 5.00%, 07/01/2048	2,640	2,716,132
Village Community Development District No. 15 Series 2023 5.25%, 05/01/2054(b)	250	248,109

		74,239,158

Georgia – 3.7%
City of Atlanta GA Department of Aviation Series 2022-B 5.00%, 07/01/2047	10,000	10,437,208
DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(b)	2,155	2,095,179
7.00%, 06/01/2041(b)	500	489,651
Development Authority of Appling County (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2038	2,300	2,196,911
Development Authority of Burke County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2032	3,245	3,220,966
Development Authority of Burke County (The) (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2040	7,350	7,020,563

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Development Authority of Monroe County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2048	$3,750	$3,722,226
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	3,650	3,463,854
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-D 5.00%, 05/01/2054	5,000	5,170,040
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 5.264% (SOFR + 1.70%), 12/01/2053(a)	5,000	5,037,558
Series 2023-C 5.00%, 09/01/2053	5,000	5,222,915
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	150	155,133
5.00%, 01/01/2039	205	210,689
5.00%, 01/01/2049	2,000	2,017,524
5.00%, 01/01/2056	1,350	1,361,569
Series 2022 5.50%, 07/01/2063	2,000	2,069,205
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	10,000	11,433,782

		65,324,973

Guam – 0.4%
Territory of Guam Series 2019 5.00%, 11/15/2031	235	240,374
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,840	1,887,075
5.00%, 12/01/2030	565	578,426
5.00%, 12/01/2032	790	809,029
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2029	2,000	2,027,664

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2015-D 5.00%, 11/15/2033	$410	$413,826
5.00%, 11/15/2035	1,365	1,374,229

		7,330,623

Hawaii – 0.9%
State of Hawaii Series 2016-F 4.00%, 10/01/2031	3,000	3,057,624
4.00%, 10/01/2033	5,000	5,080,355
State of Hawaii Airports System Revenue Series 2022-A 5.00%, 07/01/2051	7,855	8,102,613

		16,240,592

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center, Inc.) Series 2023 7.125%, 11/01/2057	1,000	1,034,112

Illinois – 6.3%
Chicago Board of Education Series 2012-B 5.00%, 12/01/2033	1,605	1,600,000
Series 2017-D 5.00%, 12/01/2031	1,800	1,824,917
Series 2017-G 5.00%, 12/01/2034	2,350	2,376,550
Series 2019-B 5.00%, 12/01/2030	235	241,450
5.00%, 12/01/2031	345	353,506
5.00%, 12/01/2032	155	158,585
5.00%, 12/01/2033	150	153,356
Series 2023-A 5.00%, 12/01/2034	3,000	3,139,535
Chicago O’Hare International Airport Series 2022 4.625%, 01/01/2053	4,000	3,941,172
5.50%, 01/01/2055	10,900	11,609,301
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2021 5.00%, 06/01/2027	2,400	2,515,734
5.00%, 06/01/2028	2,500	2,659,130
5.00%, 06/01/2029	1,000	1,075,282

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	$3,010	$1,634,180
Illinois Housing Development Authority Series 2022 5.67%, 12/01/2025(b)	1,500	1,499,748
7.17%, 11/01/2038	150	150,561
Illinois State Toll Highway Authority Series 2017-A 5.00%, 01/01/2042	15,000	15,588,686
Series 2021-A 5.00%, 01/01/2043	15,000	16,201,742
Kane Cook & DuPage Counties School District No. U-46 Elgin Series 2015-D 5.00%, 01/01/2034	2,120	2,120,940
5.00%, 01/01/2034 (Pre-refunded/ETM)	280	280,342
Metropolitan Pier & Exposition Authority Series 2017-A 5.00%, 06/15/2057	1,000	1,007,297
Series 2020 5.00%, 06/15/2050	12,310	12,464,412
Series 2022 4.00%, 12/15/2042	1,000	959,783
State of Illinois Series 2017-D 5.00%, 11/01/2028	8,700	9,212,813
Series 2018-A 5.00%, 10/01/2027	2,000	2,113,705
Series 2019-B 4.00%, 11/01/2036	7,030	7,001,274
Series 2023-B 5.00%, 05/01/2033	6,000	6,656,011
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	263	261,948
5.00%, 03/01/2036	2,317	2,218,559
Series 2015-B 6.00%, 03/01/2036	645	645,691

		111,666,210

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana – 1.5%
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	$4,000	$4,019,091
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(c)	3,600	2,625,544
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2035(h)	2,125	2,352,809
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	1,080	1,101,404
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	1,085	1,008,474
Series 2020-A 3.00%, 11/01/2030	1,295	1,201,450
Series 2021-B 2.50%, 11/01/2030	525	470,899
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-B 4.00%, 04/01/2024	900	891,365
Indianapolis Local Public Improvement Bond Bank Series 2023 6.00%, 03/01/2053(h)	1,500	1,548,103
Series 2023-F 7.75%, 03/01/2067(h)	1,000	1,017,712
BAM Series 2023 5.25%, 03/01/2067(h)	10,000	10,355,664

		26,592,515

Iowa – 0.6%
Iowa Finance Authority Series 2022-E 4.524% (SOFR + 0.80%), 01/01/2052(a)	5,000	4,962,403

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	$465	$418,144
4.00%, 12/01/2041	820	631,219
4.00%, 12/01/2046	550	398,501
4.00%, 12/01/2051	985	685,786
Iowa Tobacco Settlement Authority Series 2021-B 4.00%, 06/01/2049	4,065	3,944,705

		11,040,758

Kansas – 0.2%
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(b)	155	158,522
6.50%, 11/15/2042(b)	1,185	1,203,433
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 1.369%, 05/01/2027	2,405	2,135,984

		3,497,939

Kentucky – 0.8%
City of Henderson KY (Pratt Paper LLC) Series 2022 3.70%, 01/01/2032(b)	930	878,859
County of Trimble KY (Louisville Gas and Electric Co.) Series 2020 1.30%, 09/01/2044	1,500	1,294,887
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017-A 5.00%, 12/01/2047	1,250	1,250,287
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2015 5.25%, 06/01/2050	3,015	2,981,822
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050	3,000	2,951,291

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030	$2,330	$2,400,443
5.00%, 10/01/2033	2,670	2,743,706

		14,501,295

Louisiana – 1.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp. ELL System Restoration Revenue) Louisiana Local Government Environmental Facilities & Community Development Auth Series 2023 5.048%, 12/01/2034	2,180	2,158,784
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033	3,790	3,946,576
5.00%, 10/01/2044	3,500	3,546,025
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2034 (Pre-refunded/ETM)	20	20,891
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(b)	5,000	5,071,684
Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2016 5.00%, 05/15/2034	1,730	1,776,089
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(b)	555	596,733
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.10%, 06/01/2037	600	589,487
2.20%, 06/01/2037	365	346,583

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

State of Louisiana Gasoline & Fuels Tax Revenue Series 2017-C 5.00%, 05/01/2035	$4,500	$4,752,330
5.00%, 05/01/2036	4,620	4,861,819

		27,667,001

Maryland – 1.2%
Maryland Economic Development Corp. (Ports America Chesapeake LLC) Series 2017-A 5.00%, 06/01/2035	1,035	1,076,220
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2052	6,000	6,088,370
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036	305	302,785
4.00%, 07/01/2037	360	350,665
5.00%, 07/01/2046	2,960	3,045,442
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	3,000	3,280,366
Maryland State Transportation Authority Series 2021-A 5.00%, 07/01/2051	4,990	5,312,722
State of Maryland Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2035	1,000	1,087,614
5.00%, 08/01/2036	1,000	1,075,129

		21,619,313

Massachusetts – 2.9%
Commonwealth of Massachusetts Transportation Fund Revenue Series 2023 5.00%, 06/01/2053	10,000	10,752,014
Series 2023-B 5.00%, 06/01/2051	5,000	5,387,003

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2023-A 5.25%, 07/01/2053	$4,840	$5,325,984
Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048	1,180	1,180,848
Massachusetts Development Finance Agency (Mass General Brigham, Inc.) Series 2016Q 5.00%, 07/01/2041	10,000	10,219,071
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 4.00%, 07/01/2044	4,005	3,449,466
5.00%, 07/01/2044	2,000	1,955,724
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	2,385	2,441,905
Series 2017-L 5.00%, 07/01/2044	5,000	5,065,750
Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2051	5,000	5,132,521

		50,910,286

Michigan – 1.7%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(f)	2,000	1,395,951
Series 2018 5.00%, 04/01/2036	835	857,929
Series 2021-A 5.00%, 04/01/2031	1,210	1,289,907
Series 2021-B 2.189%, 04/01/2024	400	393,322
2.511%, 04/01/2025	1,030	968,430
3.644%, 04/01/2034	275	206,564
Series 2023-A 6.00%, 05/01/2039	2,000	2,238,344

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 4.39% (LIBOR 3 Month + 0.60%), 07/01/2032(a)	$5,000	$4,640,343
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055	2,000	1,554,199
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2034	11,225	11,268,361
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	2,000	1,778,829
Series 2020-B Zero Coupon, 06/01/2065	1,250	118,959
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2033	2,485	2,493,485
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030	2,000	1,220,000

		30,424,623

Minnesota – 0.4%
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(b)	520	517,974
5.66%, 07/01/2041(b)	1,415	1,378,082
Minneapolis-St Paul Metropolitan Airports Commission Series 2022-B 5.00%, 01/01/2047	4,500	4,613,283

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2015-8 5.00%, 12/01/2030	$1,000	$1,030,643

		7,539,982

Mississippi – 0.1%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(c)	1,250	1,221,660

Missouri – 1.4%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 4.00%, 02/01/2042	2,900	2,404,211
4.00%, 02/01/2048	2,965	2,301,514
5.00%, 02/01/2042	2,695	2,541,274
5.00%, 02/01/2048	400	362,511
Health & Educational Facilities Authority of the State of Missouri (Mercy Health/MO) Series 2023 5.50%, 12/01/2048	10,000	10,932,938
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	190	191,672
5.75%, 03/01/2027	175	177,845
Joplin Industrial Development Authority (Freeman Health System Obligated Group) Series 2015 5.00%, 02/15/2035	1,485	1,486,498
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(b)	425	364,351
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046	522	24,445
5.00%, 11/15/2046	1,169	834,270

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2021-A 10.00%, 11/15/2037	$360	$307,349
Series 2021-C 7.50%, 11/15/2046	288	216,101
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	2,700	2,082,487

		24,227,466

Nebraska – 0.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2028	2,620	2,722,301

Nevada – 1.4%
Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2042	1,965	1,977,881
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	2,000	247,775
Clark County School District AGM Series 2019-B 3.00%, 06/15/2036	6,725	6,053,801
3.00%, 06/15/2037	4,305	3,768,776
Clark County Water Reclamation District Series 2023 5.00%, 07/01/2049	10,000	10,703,594
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 3.70%, 01/01/2050(b)	795	793,015
8.125%, 01/01/2050(b)	2,135	2,162,371

		25,707,213

New Jersey – 4.8%
Casino Reinvestment Development Authority, Inc. Series 2014 5.25%, 11/01/2044	1,680	1,684,405

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	$1,700	$1,451,488
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2025	2,055	2,057,766
New Jersey Economic Development Authority (Middlesex Water Co.) Series 2019 4.00%, 08/01/2059	1,275	1,088,071
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2017-D 5.00%, 06/15/2034 (Pre-refunded/ETM)	2,000	2,153,191
5.00%, 06/15/2035 (Pre-refunded/ETM)	1,560	1,679,489
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	2,000	1,984,901
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	3,320	3,353,124
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2034(h)	3,250	3,590,462
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2042	725	706,715
4.00%, 07/01/2047	285	272,537
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	5,310,459

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	$5,000	$5,217,853
5.00%, 06/15/2029	2,175	2,267,190
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2033	1,640	1,767,299
5.00%, 12/15/2035	1,000	1,070,443
Series 2022 4.00%, 06/15/2050	7,585	7,146,676
Series 2023-B 5.00%, 06/15/2040	2,985	3,298,500
5.00%, 06/15/2043	1,985	2,145,098
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2033	4,750	4,777,743
Series 2015-E 5.00%, 01/01/2033	11,000	11,172,538
Series 2017-A 5.00%, 01/01/2034	5,000	5,237,824
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	11,355	11,382,090
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	4,105	4,109,866

		84,925,728

New York – 10.2%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(b)	6,860	6,574,189
City of New York NY Series 2021 1.396%, 08/01/2027	5,205	4,589,544

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	$2,475	$2,481,589
Long Island Power Authority Series 2023-E 5.00%, 09/01/2048	2,650	2,863,556
5.00%, 09/01/2053	2,350	2,527,080
Metropolitan Transportation Authority Series 2016-D 5.00%, 11/15/2027	1,000	1,037,922
5.00%, 11/15/2031	5,000	5,175,205
Series 2017-B 5.00%, 11/15/2024	1,755	1,781,580
Series 2017-C 5.00%, 11/15/2028	1,000	1,074,714
5.00%, 11/15/2033	5,500	5,870,301
Series 2020-C 5.25%, 11/15/2055	1,000	1,032,976
Series 2020-D 5.00%, 11/15/2043	1,000	1,041,942
Series 2020-E 4.00%, 11/15/2026	1,000	1,023,101
5.00%, 11/15/2027	1,000	1,070,194
5.00%, 11/15/2030	1,500	1,645,273
Series 2021-A 4.00%, 11/15/2050	2,000	1,802,090
Series 2021-D 3.894% (SOFR + 0.33%), 11/01/2035(a)	2,365	2,361,660
Metropolitan Transportation Authority (Prerefunded – US Treasuries) Series 2013-E 5.00%, 11/15/2032 (Pre-refunded/ETM)	5,000	5,006,989
New York City Municipal Water Finance Authority Series 2014-D 5.00%, 06/15/2035	4,000	4,014,487
Series 2022-A 5.25%, 06/15/2052	5,000	5,483,360
Series 2023 5.00%, 06/15/2034	2,000	2,403,323
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036	14,800	15,835,232

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014-B1 5.00%, 08/01/2032	$4,000	$4,028,441
Series 2014-D1 5.00%, 02/01/2034	5,000	5,007,081
Series 2017-E1 5.00%, 02/01/2036	2,500	2,623,267
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	300	299,825
7.25%, 11/15/2044(b)	510	513,061
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2048	8,000	8,604,671
5.00%, 11/15/2053	2,000	2,141,094
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015-E 5.00%, 03/15/2034	10,000	10,258,974
5.25%, 03/15/2033	2,000	2,062,098
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2020 2.75%, 09/01/2050	2,000	1,916,950
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2034	2,070	2,118,403
Series 2019-B 4.00%, 01/01/2050	4,635	4,264,663
Series 2021-O 4.00%, 01/01/2043	1,000	992,760
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	3,525	3,277,919

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2020 4.00%, 10/01/2030	$5,345	$5,154,565
Series 2023 5.625%, 04/01/2040	6,500	6,737,927
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2040	2,000	2,066,576
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060(h)	1,000	1,000,266
AGM Series 2023 5.00%, 06/30/2049(h)	1,000	1,006,853
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	3,930	3,890,768
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(b)	3,235	2,593,662
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	3,200	3,514,964
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2030	10,000	10,070,041
5.00%, 09/01/2031	3,750	3,775,992
Triborough Bridge & Tunnel Authority Series 2020-A 5.00%, 11/15/2049	2,000	2,114,809
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	2,000	1,500,701
2.917%, 05/15/2040	2,000	1,427,916
Series 2021-C 5.00%, 05/15/2051	5,000	5,305,478

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2022-E 4.614% (SOFR + 1.05%), 04/01/2026(a)	$4,000	$3,999,113
Series 2023 5.00%, 11/15/2043	2,000	2,208,548

		181,173,693

North Carolina – 0.8%
City of Charlotte NC Airport Revenue Series 2023 5.00%, 07/01/2044	1,250	1,321,483
5.25%, 07/01/2053	7,250	7,716,403
Fayetteville State University Series 2023 4.00%, 04/01/2024(b)	140	140,197
4.00%, 04/01/2025(b)	335	335,097
5.00%, 04/01/2026(b)	375	387,277
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2030	5,000	5,095,206

		14,995,663

Ohio – 2.7%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	6,910	6,096,249
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	8,000	8,041,203
County of Hamilton OH Series 2023 5.00%, 06/01/2042(h)	2,000	2,026,340
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	3,045	3,049,979
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	2,000	2,054,881
6.75%, 12/01/2052	1,000	1,032,900
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.10%, 10/01/2028	3,925	3,813,770

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2040	$7,195	$7,712,207
5.00%, 02/01/2052	4,000	4,150,621
Ohio State University (The) Series 2023 5.25%, 12/01/2046	1,000	1,107,536
University of Toledo Series 2023-B 4.617% (SOFR + 0.90%), 06/01/2036(a)(c)	10,000	9,759,451

		48,845,137

Oklahoma – 0.4%
Oklahoma Development Finance Authority Oklahoma Development Finance Authority Series 2022 4.714%, 05/01/2052	5,000	4,564,144
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2044	2,360	2,240,828

		6,804,972

Oregon – 0.3%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 4.00%, 08/15/2050	5,000	4,610,758
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2043	1,000	381,964
Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2053	2,000	457,673

		5,450,395

Other – 0.2%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2036(b)	5,340	4,225,438

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 5.3%
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047	$600	$318,090
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	2,000	1,367,875
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	1,475	1,440,376
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038	2,350	2,215,608
5.75%, 10/01/2043	5,000	4,574,488
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	930	924,685
City of Philadelphia PA Water & Wastewater Revenue AGM Series 2023-B 5.00%, 09/01/2037	1,250	1,411,275
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 4.00%, 11/01/2036	285	278,939
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 4.00%, 04/01/2039	3,820	3,729,233
4.00%, 04/01/2050	5,000	4,538,583
5.00%, 04/01/2043	6,250	6,714,011
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,034,604

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	$1,000	$705,957
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	5,375	3,847,099
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 6.00%, 06/30/2061	10,000	10,966,521
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,001,830
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.00% (MUNIPSA + 0.70%), 11/15/2047(a)	10,000	9,875,506
Pennsylvania Turnpike Commission Series 2019-A 5.00%, 12/01/2038	2,655	2,835,403
Series 2022-A 5.00%, 12/01/2036	1,000	1,134,857
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2018-B 5.00%, 12/01/2038	1,500	1,578,062
5.00%, 12/01/2039	3,000	3,144,695
Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 4.15% (MUNIPSA + 0.85%), 07/15/2041(a)	10,000	9,972,019
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	3,100	3,003,319
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042	2,000	2,042,391

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.524% (SOFR + 0.80%), 09/01/2040(a)(b)	$10,000	$9,742,603
School District of Philadelphia (The) Series 2023-A 5.00%, 06/28/2024	5,000	5,035,902

		94,433,931

Puerto Rico – 1.4%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	30,000	2,210,019
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	3	3,000
Zero Coupon, 07/01/2033	564	343,469
4.00%, 07/01/2033	484	451,577
4.00%, 07/01/2035	17	15,500
4.00%, 07/01/2046	21	17,070
5.375%, 07/01/2025	621	631,700
5.625%, 07/01/2027	861	898,780
5.625%, 07/01/2029	425	449,185
Series 2022-A Zero Coupon, 11/01/2051	2,168	869,755
Series 2022-C 0.00%, 11/01/2043	6,836	3,554,506
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	1,915	1,866,757
5.25%, 07/01/2036	2,015	2,022,967
5.25%, 07/01/2041	1,370	1,337,386
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,895	1,877,434
NATL Series 2007-V 5.25%, 07/01/2033	1,150	1,141,165
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	2,240	2,212,000
Series 2022-B Zero Coupon, 07/01/2032	390	252,496
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(d)(e)	3,550	2,485,000

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	$1,595	$1,259,585
Series 2019-A 4.329%, 07/01/2040	1,504	1,423,610

		25,322,961

South Carolina – 3.2%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	500	488,862
5.26%, 11/01/2032	100	95,210
5.41%, 11/01/2039	1,240	1,151,205
6.28%, 11/01/2039	100	92,376
Greenville Housing Authority/SC Series 2023 6.16%, 05/01/2063(b)	3,000	2,871,835
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	2,275	2,414,369
Series 2023-B 5.464% (SOFR + 1.90%), 02/01/2054(a)	5,000	5,042,008
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 10/01/2054	2,000	2,103,723
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	2,855	2,950,064
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	1,000	990,984
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051(b)	1,450	1,065,928
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	2,500	2,580,648

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2018-A 5.00%, 05/01/2048	$1,000	$1,013,619
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 0.00%, 06/01/2052(f)	1,600	1,095,020
South Carolina Public Service Authority Series 2015-A 5.00%, 12/01/2050	4,530	4,541,066
Series 2016-A 5.00%, 12/01/2036	4,750	4,826,891
Series 2016-B 5.00%, 12/01/2036	2,000	2,038,469
5.00%, 12/01/2056	6,250	6,288,180
Series 2021-B 4.00%, 12/01/2038	1,500	1,472,780
Series 2022-A 4.00%, 12/01/2047	10,000	9,046,698
4.00%, 12/01/2052	2,500	2,206,735
5.00%, 12/01/2055	2,500	2,555,825

		56,932,495

South Dakota – 0.0%
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	400	400,825

Tennessee – 1.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	2,785	2,479,131
5.125%, 12/01/2042(b)	1,325	1,138,213
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	345	336,979
4.00%, 08/01/2038	495	481,188
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(b)	1,000	989,564
9.50%, 11/01/2052(b)	1,000	988,377

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	$4,325	$4,405,221
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Government of Nashville & Davidson County TN) AGM Series 2023-A 5.25%, 07/01/2053	4,000	4,308,512
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.50%, 07/01/2040	2,350	2,574,234
State of Tennessee Series 2023 5.00%, 05/01/2042	2,215	2,450,899
Tennergy Corp./TN (Goldman Sachs Group, Inc. (The)) Series 2022-A 5.50%, 10/01/2053	5,000	5,202,726
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	2,000	2,045,258
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	1,000	795,291
4.25%, 12/01/2024	1,000	959,176

		29,154,769

Texas – 6.1%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-B 5.00%, 10/01/2050(b)	500	423,260
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	1,410	1,443,120

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(b)	$1,000	$1,001,296
Bexar County Hospital District Series 2018 5.00%, 02/15/2048	9,000	9,210,011
Board of Regents of the University of Texas System Series 2019-B 5.00%, 08/15/2049	2,000	2,293,366
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2032	1,600	1,640,716
5.00%, 01/01/2033	1,300	1,332,451
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2034	10,000	10,055,469
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	2,500	2,515,324
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	505	503,150
Series 2015-B 5.00%, 07/15/2030	4,650	4,623,489
Series 2018 5.00%, 07/15/2028	1,300	1,296,962
County of Harris TX Series 2020-A 3.00%, 10/01/2045	1,600	1,261,263
Dallas Fort Worth International Airport Series 2022-A 4.507%, 11/01/2051	1,000	862,985
Grand Parkway Transportation Corp. Series 2018-A 5.00%, 10/01/2036	10,000	10,725,124
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 4.15% (MUNIPSA + 0.85%), 07/01/2049(a)	1,000	996,649

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2050	$2,000	$424,691
Series 2022-B Zero Coupon, 12/01/2042	2,000	659,593
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	1,802,902
Lamar Consolidated Independent School District Series 2023-A 5.00%, 02/15/2058	10,000	10,716,278
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	4,500	4,363,198
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027(c)	1,830	1,810,687
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	1,000	900,654
New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) Series 2019 7.25%, 12/01/2053(d)(e)	1,000	1,045,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(d)(e)	4,034	1,484,916
7.50%, 11/15/2036(d)(e)	970	786,263
7.50%, 11/15/2037(d)(e)	150	113,323
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	425	328,795

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2022 5.00%, 01/01/2057	$1,000	$750,704
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	5,000	4,327,994
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	3,330	3,343,892
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2035	5,000	5,064,171
Series 2015-B 5.00%, 01/01/2034	1,700	1,727,022
Series 2016-A 5.00%, 01/01/2036	1,000	1,030,192
AGC Series 2008 Zero Coupon, 01/01/2036	7,200	4,480,153
Pflugerville Independent School District Series 2023-A 4.00%, 02/15/2044	5,445	5,455,681
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 1.875%, 01/01/2026(b)	850	785,168
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-B 5.00%, 11/15/2036(d)(e)(i)(j)(k)	1,558	– 0	–
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(d)(e)(j)	2,118	1,376,970
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-B 5.50%, 01/01/2054	2,000	2,151,177
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032	1,385	1,396,887
5.00%, 08/15/2034	1,945	1,960,354

		108,471,300

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Utah – 0.5%
City of Salt Lake City UT Airport Revenue Series 2017-A 5.00%, 07/01/2047	$3,265	$3,305,086
Intermountain Power Agency Series 2022-A 5.00%, 07/01/2045	5,045	5,438,808

		8,743,894

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency (St Michael’s College, Inc.) Series 2023 5.50%, 10/01/2043(b)	1,000	989,795

Virginia – 0.8%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	1,847,846
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2045	690	650,136
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(b)	1,410	1,411,884
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	586	530,353
Virginia Small Business Financing Authority (Capital Beltway Express LLC) Series 2022 5.00%, 12/31/2047	1,000	1,023,229
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2028	2,100	2,171,532
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052	6,000	6,017,699

		13,652,679

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington – 2.2%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Taxes) Series 2016-S 5.00%, 11/01/2046	$2,000	$2,267,459
Grays Harbor County Public Hospital District No. 1 Series 2023 6.875%, 12/01/2053	300	307,324
Grays Harbor County Public Hospital District No. 2 Series 2018 5.00%, 12/15/2048	5,650	5,702,586
Port of Seattle WA Series 2019 4.00%, 04/01/2044	2,175	2,020,793
Series 2021 4.00%, 08/01/2041	2,000	1,901,433
Port of Tacoma WA Series 2016-B 5.00%, 12/01/2037	2,000	2,045,887
5.00%, 12/01/2038	2,500	2,555,242
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	2,000	1,916,977
Washington Economic Development Finance Authority (Mura Cascade ELP LLC) Series 2022 3.90%, 12/01/2042(b)	10,000	9,999,323
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 4.00%, 09/01/2045	455	414,539
5.00%, 09/01/2039	450	472,443
5.00%, 09/01/2040	700	731,163
5.00%, 09/01/2045	430	445,029
5.00%, 09/01/2050	500	513,358
Series 2021 3.00%, 12/01/2034(b)	425	386,635
4.00%, 12/01/2048(b)	1,740	1,552,758

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2027(b)	$440	$463,643
5.00%, 12/01/2028(b)	305	325,193
5.00%, 12/01/2029(b)	170	182,794
5.00%, 12/01/2030(b)	265	286,780
5.00%, 12/01/2031(b)	265	287,891
5.00%, 12/01/2032(b)	225	244,526
5.00%, 12/01/2033(b)	245	266,137
Washington Higher Education Facilities Authority (Corp. of Gonzaga University (The)) Series 2023 4.00%, 04/01/2043	2,600	2,507,144
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(b)	1,000	779,735
5.00%, 01/01/2055(b)	365	264,786
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(b)	1,000	1,068,369

		39,909,947

West Virginia – 0.3%
Monongalia County Commission Excise Tax District Series 2023 7.00%, 06/01/2043(b)	150	158,450
Series 2023-B 0.00%, 06/01/2053(b)(f)	815	176,427
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	1,955	1,787,907
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	435	429,289
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(b)	2,250	2,224,937

		4,777,010

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin – 3.8%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(b)	$1,000	$728,190
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(b)	1,000	966,746
Wisconsin Department of Transportation (Wisconsin Department of Transportation Vehicle Fee Revenue) Series 2024-1 5.00%, 07/01/2029(h)	5,000	5,508,627
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	1,250	1,299,800
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035	1,375	1,403,668
4.00%, 10/15/2036	2,600	2,630,166
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2046	250	194,268
5.00%, 11/01/2054	215	159,176
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) Series 2019 4.00%, 12/15/2035	305	305,138
4.00%, 12/15/2036	335	331,520
4.00%, 12/15/2037	320	311,368
4.00%, 12/15/2038	335	322,982
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(b)	255	215,051

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2022-A 3.875%, 12/01/2039(b)	$1,170	$977,735
Wisconsin Public Finance Authority (Beyond Boone LLC) AGM Series 2019 5.00%, 07/01/2054	775	784,498
5.00%, 07/01/2058	750	759,192
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group)
Series 2020 5.00%, 01/01/2035	500	522,638
5.00%, 01/01/2036	500	518,240
5.00%, 01/01/2037	500	515,243
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The))
Series 2021 5.75%, 07/25/2041(c)	6,750	5,765,579
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016-A 5.00%, 01/01/2024	3,395	3,395,456
Series 2016-B 5.00%, 12/01/2025	1,795	1,807,829
Wisconsin Public Finance Authority (CFC-SA LLC)
Series 2022 5.00%, 02/01/2052	1,150	1,135,249
5.75%, 02/01/2052(b)	1,500	1,478,113
6.00%, 02/01/2062(b)	1,700	1,709,820
Wisconsin Public Finance Authority (CHF – Wilmington LLC)
AGM Series 2018 5.00%, 07/01/2053	3,315	3,372,711
Wisconsin Public Finance Authority (FAH Tree House LLC)
Series 2023 6.50%, 08/01/2053(b)	2,825	2,724,150
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group)
Series 2022-A 5.00%, 10/01/2052	15,000	15,558,754
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1)
Series 2023 Zero Coupon, 09/01/2029(b)	1,000	650,098

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015 5.50%, 03/01/2045(b)	$3,465	$3,478,133
Wisconsin Public Finance Authority (Queens University of Charlotte)
Series 2022 5.25%, 03/01/2042	2,000	2,033,000
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group)
Series 2021 4.00%, 06/01/2056(b)	5,000	3,231,186
Series 2022 4.00%, 06/01/2049(b)	995	679,758
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group)
Series 2022 5.00%, 02/01/2033	2,000	1,879,467

		67,353,549

Total Municipal Obligations (cost $1,815,746,430)		1,743,055,301

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.9%
Agency CMBS – 0.2%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2021-ML10, Class ACA 2.046%, 06/25/2038	972	721,407
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,265	936,864
Series 2021-ML12, Class AUS 2.34%, 07/25/2041	1,963	1,452,438
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(l)	1,561	87,975
Series 2022-ML13, Class XUS 1.00%, 09/25/2036(l)	2,655	185,068

		3,383,752

Non-Agency Fixed Rate CMBS – 1.7%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033	4,994	4,603,072
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	552	549,263

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2021-1, Class A 3.50%, 11/20/2035	$960	$892,316
Series 2021-2, Class A 3.75%, 03/25/2035	4,864	4,598,939
Series 2021-2, Class X 0.82%, 03/25/2035(l)	2,432	119,718
Series 2021-3, Class A 3.25%, 08/20/2036	969	889,639
Series 2021-3, Class X 0.79%, 08/20/2036(l)	2,229	116,215
City of Fort Wayne IN 10.75%, 12/01/2029(d)(e)	105	11
National Finance Authority Series 2022-2, Class X 0.697%, 10/01/2036(l)	3,942	190,689
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	5,011	4,822,593
Series 2022-1, Class A 4.375%, 09/20/2036	7,857	7,677,859
Series 2022-2 0.35%, 09/20/2036(l)	6,089	135,818
Series 2022-2, Class A 4.00%, 10/20/2036	3,942	3,737,592
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	2,278	2,094,445
Series 2021-1, Class X 0.726%, 12/20/2035(l)	1,934	87,945
Series 2023-1, Class X 1.492%, 04/20/2037(l)	4,996	547,732

		31,063,846

Total Commercial Mortgage-Backed Securities (cost $38,789,769)		34,447,598

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031	1,733	1,688,532
Commonwealth of Puerto Rico Series 2022-A 0.00%, 11/01/2051	3,747	1,962,407

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. Series 2015-A 5.00%, 11/15/2045(d)(e)(i)(j)(k)	$3,188	$	– 0	–

Total Asset-Backed Securities (cost $6,785,585)			3,650,939

	Shares
SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.25%(m)(n)(o) (cost $7,666,345)	7,666,345		7,666,345

Total Investments – 100.4% (cost $1,868,988,129)			1,788,820,183
Other assets less liabilities – (0.4)%			(7,539,175)

Net Assets – 100.0%			$1,781,281,008

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	(5.00)%	Quarterly	4.03%	USD	6,831	$(334,248)	$(63,380)	$(270,868)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	30,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(2,104,562)	$	– 0	–	$(2,104,562)
USD	20,000	01/15/2027	1 Day SOFR	2.143%	Annual	(1,703,425)		– 0	–	(1,703,425)
USD	1,860	04/30/2030	1 Day SOFR	3.500%	Annual	(65,888)		– 0	–	(65,888)

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	40,800	07/31/2030	1 Day SOFR	4.032%	Annual	$(9,613)	$	– 0	–	$(9,613)
USD	36,900	07/31/2030	1 Day SOFR	3.806%	Annual	(561,252)		– 0	–	(561,252)
USD	32,500	07/31/2030	1 Day SOFR	4.016%	Annual	(55,822)		– 0	–	(55,822)
USD	15,600	11/01/2030	1 Day SOFR	4.105%	Annual	115,697		– 0	–	115,697
USD	22,000	04/15/2032	3.120%	1 Day SOFR	Annual	1,623,439		– 0	–	1,623,439
USD	30,000	02/15/2033	3.252%	1 Day SOFR	Annual	2,057,182		– 0	–	2,057,182

						$(704,244)	$	– 0	–	$(704,244)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	15,000	08/26/2024	MMD 5 Year^	3.250%	Maturity	$159,721	$	– 0	–	$159,721
Citibank, NA	USD	15,000	08/30/2024	MMD 5 Year^	3.200%	Maturity	207,136		– 0	–	207,136
Citibank, NA	USD	8,000	09/26/2024	MMD 5 Year^	3.490%	Maturity	215,306		– 0	–	215,306
Citibank, NA	USD	22,105	10/09/2029	1.125%	SIFMA*	Quarterly	2,292,852		– 0	–	2,292,852

							$2,875,015	$	– 0	–	$2,875,015

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2023.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2023, the aggregate market value of these securities amounted to $199,126,174 or 11.2% of net assets.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.57% of net assets as of November 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$4,938,726	$4,872,753	0.27%

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/09/2022	$4,116,975	$223,500	0.01%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	2,465,558	1,811,464	0.10%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019	3,717,583	2,625,544	0.15%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	1,233,255	1,221,660	0.07%
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027	02/03/2023	1,830,000	1,810,687	0.10%
University of Toledo Series 2023-B 4.617%, 06/01/2036	06/30/2023	10,000,000	9,759,451	0.55%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	6,750,000	5,765,579	0.32%

(d)	Non-income producing security.

(e)	Defaulted.

(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2023.

(g)	Inverse floater security.

(h)	When-Issued or delayed delivery security.

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(j)	Restricted and illiquid security.

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-A 5.00%, 11/15/2045	05/07/2015	$3,220,597	$	– 0	–	0.00%
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-B 5.00%, 11/15/2036	05/22/2015	$1,573,877	$	– 0	–	0.00%
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	04/08/2010	2,094,247		1,376,970		0.08%

(k)	Fair valued by the Adviser.

(l)	IO – Interest Only.

(m)	The rate shown represents the 7-day yield as of period end.

(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(o)	Affiliated investments.

As of November 30, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.4% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CFD – Community Facilities District

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

ETM – Escrowed to Maturity

FHLMC – Federal Home Loan Mortgage Corporation

MUNIPSA – SIFMA Municipal Swap Index

MMD – Municipal Market Data

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB NEW YORK PORTFOLIO

November 30, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.2%
Long-Term Municipal Bonds – 98.2%
New York – 90.3%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	$1,500	$1,505,937
Series 2020 4.00%, 11/01/2045	1,000	811,408
Broome County Local Development Corp. (Good Shepherd Village at Endwell Obligated Group) Series 2021 4.00%, 07/01/2047	1,000	695,843
Buffalo & Fort Erie Public Bridge Authority Series 2017 5.00%, 01/01/2042	2,250	2,297,972
Build NYC Resource Corp (South Bronx Charter School For International Cultures & The Arts) Series 2023 7.00%, 04/15/2053(a)	1,200	1,247,432
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	940	900,836
Build NYC Resource Corp. (City University of New York (The)) Series 2014-A 5.00%, 06/01/2030	1,110	1,116,194
5.00%, 06/01/2033	1,320	1,327,174
5.00%, 06/01/2034	550	552,856
Build NYC Resource Corp. (Classical Charter School, Inc.) Series 2023 4.75%, 06/15/2058	760	711,357
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	2,125	2,136,401
5.75%, 06/01/2062(a)	1,905	1,904,987
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2052	1,275	1,183,717

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2052	$975	$953,813
5.00%, 07/01/2056	1,410	1,364,122
5.00%, 07/01/2062	6,000	5,735,329
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2051(a)	1,500	1,337,943
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,054,691
5.25%, 07/01/2062	3,000	3,060,411
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	2,555	1,916,250
5.50%, 11/01/2044	1,625	1,218,750
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)	1,000	936,639
Build NYC Resource Corp. (NEW World Preparatory Charter School) Series 2021 4.00%, 06/15/2051(a)	735	528,809
4.00%, 06/15/2056(a)	700	489,383
Build NYC Resource Corp. (Shefa School) Series 2021-A 5.00%, 06/15/2051(a)	2,000	1,630,828
City of New York NY Series 2016-B 5.00%, 12/01/2034	2,000	2,102,737
Series 2021 1.396%, 08/01/2027	5,905	5,206,774
Series 2021-D 1.723%, 08/01/2029	3,000	2,518,025
1.823%, 08/01/2030	3,000	2,451,132
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	6,400	6,417,037
Series 2020-B 5.918%, 07/01/2039	1,405	1,341,094

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.50%, 06/15/2057	$5,000	$4,793,518
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034	1,845	1,852,614
5.00%, 07/01/2039	1,100	1,100,844
Series 2018 5.00%, 07/01/2048	1,495	1,461,996
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2042	5,000	5,167,826
Long Island Power Authority Series 2014-A 5.00%, 09/01/2035	1,000	1,009,196
Series 2016-B 5.00%, 09/01/2030	5,000	5,202,713
5.00%, 09/01/2033	3,515	3,650,968
Series 2023-E 5.00%, 09/01/2048	5,000	5,402,936
Metropolitan Transportation Authority Series 2014-B 5.00%, 11/15/2044	12,000	12,007,207
Series 2017-C 5.00%, 11/15/2033	5,000	5,336,637
Series 2021 3.994% (SOFR + 0.43%), 11/01/2026(b)	480	474,755
AGM Series 2021 4.114% (SOFR + 0.55%), 11/01/2032(b)	1,000	999,954
4.364% (SOFR + 0.80%), 11/01/2032(b)	1,285	1,279,088
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034	10,740	11,287,400
5.25%, 11/15/2035	5,000	5,247,680
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)	2,000	1,915,628
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2017 5.00%, 12/01/2034	1,150	1,181,505

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2020 4.00%, 12/01/2035	$3,015	$2,971,175
4.00%, 12/01/2038	1,200	1,130,841
4.00%, 12/01/2039	1,000	931,922
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	2,150	1,835,003
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058(c)(d)	1,447	346,612
9.00%, 01/01/2041(c)(d)(e)	720	684,000
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 5.00%, 07/01/2043	1,195	1,202,633
5.00%, 07/01/2055	3,250	3,111,598
New York City Municipal Water Finance Authority Series 2022-A 5.25%, 06/15/2052	10,000	10,966,719
Series 2023 5.25%, 06/15/2053	4,500	4,969,471
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2023 5.50%, 05/01/2042	7,000	8,048,400
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015-S 5.00%, 07/15/2035	5,160	5,277,191
Series 2016-S 5.00%, 07/15/2034	1,000	1,032,989
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2016-F 5.00%, 02/01/2032	10,000	10,353,269
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034	9,220	9,370,655

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 11/15/2035	$6,000	$6,088,548
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	2,200	2,135,991
5.375%, 11/15/2040(a)	700	699,591
7.25%, 11/15/2044(a)	1,280	1,287,682
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069	7,780	6,927,647
2.80%, 09/15/2069	5,780	5,119,182
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	3,000	2,428,936
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2053	3,000	3,211,641
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035	1,310	1,106,275
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032(a)	1,000	977,667
5.00%, 12/01/2033(a)	1,000	974,425
5.00%, 12/01/2037(a)	2,000	1,849,166
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031	3,000	3,032,047
5.00%, 07/01/2033	3,000	3,025,020
New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2046	375	367,308
5.00%, 07/01/2051	1,200	1,154,574
Series 2022-2 5.00%, 07/01/2037	200	204,852
5.00%, 07/01/2042	275	273,613

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032	$1,950	$2,011,030
5.00%, 08/01/2033	2,000	2,059,487
5.00%, 08/01/2035	1,515	1,554,349
Series 2020 4.00%, 09/01/2037	800	761,062
4.00%, 09/01/2039	1,345	1,245,794
AGM Series 2020 3.00%, 09/01/2050	3,000	2,142,427
New York State Dormitory Authority (New School (The)) Series 2016-A 5.00%, 07/01/2035	2,815	2,909,540
5.00%, 07/01/2036	3,000	3,088,530
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015-A 5.00%, 05/01/2033	5,000	5,075,473
Series 2022 4.25%, 05/01/2052	5,000	4,741,067
New York State Dormitory Authority (NYU Langone Hospitals) Series 2014 5.00%, 07/01/2031	1,000	1,004,207
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	1,000	1,037,739
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2036	1,115	1,205,366
New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2033	1,000	1,020,860
5.00%, 07/01/2034	1,000	1,020,031
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017-B 5.00%, 02/15/2033	12,095	12,891,673
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2047	5,625	5,546,334

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.) Series 2019 2.875%, 12/01/2044(a)	$3,125	$2,763,645
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014-K 5.00%, 01/01/2031	7,500	7,620,980
5.00%, 01/01/2032	5,000	5,075,359
Series 2016-A 5.25%, 01/01/2056	2,940	2,986,275
Series 2019-B 4.00%, 01/01/2037	1,575	1,585,961
Series 2019-M 2.90%, 01/01/2035	8,000	6,689,185
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030	2,395	2,427,135
5.00%, 01/01/2036	13,850	13,931,649
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2046	11,000	9,516,778
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 4.00%, 12/01/2038	1,050	984,042
4.00%, 12/01/2042	1,940	1,738,659
5.00%, 12/01/2031	1,150	1,222,289
Series 2022 4.00%, 12/01/2042	2,000	1,794,731
New York Transportation Development Corp. (JFK NTO LLC) AGM Series 2023 5.00%, 06/30/2049(f)	1,000	1,006,853
5.125%, 06/30/2060(f)	5,000	5,032,530
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 4.00%, 07/01/2032	2,000	1,957,317
4.00%, 07/01/2033	2,250	2,189,495
5.00%, 07/01/2034	2,490	2,493,819
5.00%, 07/01/2046	2,000	1,980,035
5.25%, 01/01/2050	3,030	3,029,903

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	$5,000	$4,008,751
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	2,405	2,641,715
Onondaga Civic Development Corp. (Le Moyne College) Series 2021 5.00%, 07/01/2051	1,400	1,379,060
Series 2022 4.00%, 07/01/2042	525	463,579
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	2,005	1,559,081
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2031	5,000	5,034,655
Series 2021-2 4.00%, 07/15/2046	5,000	4,703,630
Schenectady County Capital Resource Corp. (Trustees of Union College) Series 2017 5.00%, 01/01/2040	2,600	2,683,405
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031	2,500	2,511,507
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2040	1,500	1,403,715
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050	4,935	4,394,351
Town of Oyster Bay NY Series 2021 4.00%, 03/01/2024	850	851,471
Triborough Bridge & Tunnel Authority Series 2017-B 5.00%, 11/15/2036	3,000	3,146,737
Series 2020-A 5.00%, 11/15/2049	3,000	3,172,214

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.511%, 05/15/2035	$3,500	$2,662,375
Series 2021-C 5.00%, 05/15/2051	10,000	10,610,956
Series 2022 5.00%, 05/15/2042	5,150	5,631,087
Series 2022-E 4.614% (SOFR + 1.05%), 04/01/2026(b)	2,500	2,499,445
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2035	1,450	1,563,637
5.00%, 09/01/2036	2,250	2,401,931
5.00%, 09/01/2037	2,000	2,117,937
5.00%, 09/01/2038	1,500	1,576,316
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2020 4.00%, 12/01/2033	1,000	1,028,674
TSASC, Inc./NY Series 2016 5.00%, 06/01/2045	3,350	2,970,519
Series 2017-A 5.00%, 06/01/2041	10,850	10,880,932
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,187,416
5.25%, 09/15/2042	135	102,423
5.25%, 09/15/2047	235	169,806
5.25%, 09/15/2053	505	350,253
Utility Debt Securitization Authority Series 2022 4.421%, 12/15/2025	2,500	2,499,000
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group) Series 2010-B 6.00%, 11/01/2030	115	115,178
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 4.25%, 01/01/2045	2,925	2,405,309

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2051	$2,505	$2,277,239
Westchester County Local Development Corp. (Purchase Housing Corp. II) Series 2017 5.00%, 06/01/2042	1,000	991,244
5.00%, 06/01/2047	1,000	971,728
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	2,000	1,785,815
Westchester Tobacco Asset Securitization Corp. Series 2016-B 5.00%, 06/01/2041	1,830	1,857,896

		452,077,585

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	280	290,509
Series 2018 7.125%, 09/01/2038(a)	935	1,013,188

		1,303,697

Florida – 0.1%
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	45	43,619
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	485	475,797

		519,416

Georgia – 0.1%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	100	103,422
5.00%, 01/01/2039	100	102,433
5.00%, 01/01/2056	490	494,199

		700,054

Guam – 2.8%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	500	386,338

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2023 5.25%, 10/01/2031	$175	$177,799
5.25%, 10/01/2036	585	580,524
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	1,025	1,030,747
Series 2017 5.00%, 07/01/2034	1,100	1,137,759
5.00%, 07/01/2040	1,375	1,393,579
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	1,000	1,027,503
5.00%, 10/01/2037	1,500	1,532,877
5.00%, 10/01/2038	1,930	1,965,213
Series 2022-A 5.00%, 10/01/2044	1,100	1,119,103
Territory of Guam Series 2019 5.00%, 11/15/2031	95	97,172
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,760	3,406,804

		13,855,418

Illinois – 0.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	1,710	1,744,594
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2037	100	82,521
4.00%, 09/01/2041	115	88,826
5.00%, 09/01/2036	115	108,364
5.00%, 09/01/2038	100	91,764

		2,116,069

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(e)	775	565,221

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	100	107,519

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maryland – 0.1%
City of Baltimore MD (Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(a)	$650	$539,202
Series 2019-B 3.70%, 06/01/2039(a)	200	166,448

		705,650

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	245	251,728

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(c)(d)(e)	105	21,000
7.00%, 12/15/2043(c)(d)(e)	115	23,000

		44,000

Puerto Rico – 2.7%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	101	99,010
Zero Coupon, 07/01/2033	908	552,516
4.00%, 07/01/2033	260	242,527
4.00%, 07/01/2035	9	8,108
4.00%, 07/01/2046	211	174,926
5.375%, 07/01/2025	361	367,205
5.625%, 07/01/2027	1,046	1,092,021
5.625%, 07/01/2029	210	221,951
Series 2022-C 0.00%, 11/01/2043	61	31,635
HTA HRRB Custodial Trust Series 2022 5.25%, 07/01/2036	100	100,395
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	795	774,972
5.25%, 07/01/2036	685	687,708
5.25%, 07/01/2041	285	278,215
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	1,290	1,304,352
5.00%, 07/01/2035(a)	1,295	1,302,147

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	$710	$703,419
NATL Series 2007-V 5.25%, 07/01/2034	1,000	991,163
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	910	898,625
Series 2022-B Zero Coupon, 07/01/2032	325	210,414
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(c)(d)	1,545	1,081,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	654	516,469
Series 2019-A 4.329%, 07/01/2040	675	638,920
4.55%, 07/01/2040	73	70,932
5.00%, 07/01/2058	1,160	1,124,713

		13,473,843

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	820	729,942
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	65	63,489
4.00%, 08/01/2038	130	126,372

		919,803

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,455	1,410,768

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	$100	$77,363
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(c)(d)(g)	1,000	650,000

		2,138,131

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(a)	100	77,973
5.00%, 01/01/2049(a)	105	78,844
5.00%, 01/01/2055(a)	305	221,260

		378,077

Wisconsin – 0.5%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	100	74,035
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(e)	1,250	1,067,700
Wisconsin Public Finance Authority (UMA Education Inc) Series 2019 5.00%, 10/01/2025(a)	365	368,013
5.00%, 10/01/2026(a)	390	395,922
5.00%, 10/01/2027(a)	405	413,730
5.00%, 10/01/2028(a)	225	230,798
5.00%, 10/01/2029(a)	100	102,686

		2,652,884

Total Municipal Obligations (cost $519,297,062)		491,809,095

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.0%
Non-Agency Fixed Rate CMBS – 0.0%
City of Fort Wayne IN 10.75%, 12/01/2029(c)(d)	26	3

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Jefferson County Industrial Development Agency Series 2019 5.25%, 01/01/2024(c)(d)(e)(h)(i)	$746	$80,974

Total Commercial Mortgage-Backed Securities (cost $772,104)		80,977

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Industrial – 0.0%
Basic – 0.0%
Red River Biorefinery LLC Series 23A 15.00%, 12/31/2023(e)(h)(i) (cost $20,000)	20	20,000

Total Investments – 98.2% (cost $520,089,166)		491,910,072
Other assets less liabilities – 1.8%		9,019,909

Net Assets – 100.0%		$500,929,981

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	27,500	01/15/2027	1 Day SOFR	2.583%	Annual	$(1,885,021)	$	– 0	–	$(1,885,021)
USD	5,200	01/15/2027	1 Day SOFR	2.540%	Annual	(364,889)		– 0	–	(364,889)
USD	4,400	01/15/2027	1 Day SOFR	3.776%	Annual	(101,408)		– 0	–	(101,408)
USD	2,700	01/15/2029	1 Day SOFR	3.315%	Annual	(126,813)		– 0	–	(126,813)
USD	11,100	11/01/2030	1 Day SOFR	4.190%	Annual	135,916		– 0	–	135,916
USD	12,800	07/15/2032	2.446%	1 Day SOFR	Annual	1,559,906		– 0	–	1,559,906

						$(782,309)	$	– 0	–	$(782,309)

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
Citibank, NA	USD	9,395	10/09/2029	1.125%	SIFMA	*	Quarterly	$974,501	$	– 0 –	$974,501

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2023, the aggregate market value of these securities amounted to $36,188,596 or 7.2% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2023.

(c)	Non-income producing security.

(d)	Defaulted.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.48% of net assets as of November 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	$105,000	$21,000	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	115,000	23,000	0.00%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019 – 01/31/2023	800,008	565,221	0.11%
Jefferson County Industrial Development Agency Series 2019 5.25%, 01/01/2024	11/13/2014	746,325	80,974	0.02%

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 9.00%, 01/01/2041	09/03/2021	$720,000	$684,000	0.14%
Red River Biorefinery LLC Series 23A 15.00%, 12/31/2023	05/31/2023	20,000	20,000	0.00%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	1,250,000	1,067,700	0.21%

(f)	When-Issued or delayed delivery security.

(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	04/08/2010	$1,039,070	$650,000	0.13%

(h)	Fair valued by the Adviser.

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

As of November 30, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.1% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

November 30, 2023 (unaudited)

	AB California		AB High Income Municipal
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,096,667,138 and $3,521,117,200, respectively)	$1,047,802,667		$3,098,762,784
Affiliated issuers (cost $7,021,825 and $7,486,431, respectively)	7,021,825		7,532,431
Cash	231		9,209,126
Cash collateral due from broker	1,522,063		20,086,185
Interest receivable	13,504,756		46,255,585
Receivable for capital stock sold	17,588,971		6,499,225
Receivable for investment securities sold	154,285		14,812,998
Unrealized appreciation on interest rate swaps	1,309,016		5,197,172
Affiliated dividends receivable	35,895		54,762
Receivable for terminated centrally cleared interest rate swaps	44,380		– 0	–
Receivable due from Advisor	21,074		29,059

Total assets	1,089,005,163		3,208,439,327

Liabilities
Payable for floating rate notes issued(a)	– 0	–	264,270,000
Payable for investment securities purchased	14,785,653		45,581,151
Payable for capital stock redeemed	6,865,729		14,509,168
Cash collateral due to broker	1,280,000		3,223,000
Dividends payable	471,340		1,845,737
Market value on credit default swaps (net premiums received $0 and $1,941,588, respectively)	– 0	–	2,427,841
Payable for variation margin on centrally cleared swaps	96,625		1,565,905
Advisory fee payable	379,133		1,130,666
Unrealized depreciation on interest rate swaps	– 0	–	1,163,748
Distribution fee payable	110,661		159,419
Administrative fee payable	47,595		48,724
Directors’ fees payable	7,421		14,324
Transfer Agent fee payable	6,071		34,911
Payable for terminated centrally cleared interest rate swaps	84,262		– 0	–
Accrued expenses	286,412		1,404,490

Total liabilities	24,420,902		337,379,084

Net Assets	$1,064,584,261		$2,871,060,243

Composition of Net Assets
Capital stock, at par	$103,018		$289,444
Additional paid-in capital	1,115,841,236		3,339,245,130
Accumulated loss	(51,359,993)		(468,474,331)

	$1,064,584,261		$2,871,060,243

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB California Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$461,609,326	44,669,435	$10.33	*

Class C	$22,992,323	2,225,678	$10.33

Advisor Class	$579,982,612	56,122,988	$10.33

AB High Income Municipal Portfolio

Class A	$569,217,674	57,360,621	$9.92	*

Class C	$56,347,878	5,681,428	$9.92

Advisor Class	$1,950,612,974	196,676,260	$9.92

Class Z	$294,881,717	29,725,721	$9.92

*	The maximum offering price per share for Class A of AB California Portfolio and AB High Income Municipal Portfolio were $10.65 and $10.23, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB National		AB New York
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,861,321,784 and $520,089,166, respectively)	$1,781,153,838		$491,910,072
Affiliated issuers (cost $7,666,345 and $0, respectively)	7,666,345		– 0	–
Cash	550		8,252,629
Cash collateral due from broker	4,033,980		1,068,132
Interest receivable	23,857,719		6,997,615
Receivable for capital stock sold	10,332,028		48,750
Unrealized appreciation on interest rate swaps	2,875,015		974,501
Receivable for investment securities sold	580,555		– 0	–
Affiliated dividends receivable	57,041		6,165
Receivable due from Advisor	49,037		30,472
Receivable for terminated centrally cleared interest rate swaps	– 0	–	2,506

Total assets	1,830,606,108		509,290,842

Liabilities
Payable for investment securities purchased	39,470,290		5,923,470
Payable for capital stock redeemed	5,154,960		789,048
Cash collateral due to broker	2,550,000		950,000
Advisory fee payable	641,439		182,213
Dividends payable	525,242		108,340
Payable for variation margin on centrally cleared swaps	361,213		27,214
Distribution fee payable	98,531		75,416
Administrative fee payable	43,523		46,191
Transfer Agent fee payable	13,745		5,496
Directors’ fees payable	9,807		6,021
Accrued expenses	456,350		247,452

Total liabilities	49,325,100		8,360,861

Net Assets	$1,781,281,008		$500,929,981

Composition of Net Assets
Capital stock, at par	$187,193		$55,099
Additional paid-in capital	1,911,231,216		553,185,654
Accumulated loss	(130,137,401)		(52,310,772)

	$1,781,281,008		$500,929,981

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB National Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$412,647,923	43,365,650	$9.52	*

Class C	$20,500,102	2,156,961	$9.50

Advisor Class	$1,348,132,983	141,670,765	$9.52

AB New York Portfolio

Class A	$321,075,817	35,319,404	$9.09	*

Class C	$13,328,625	1,466,790	$9.09

Advisor Class	$166,525,539	18,313,195	$9.09

*	The maximum offering price per share for Class A of AB National Portfolio and AB New York Portfolio were $9.81 and $9.37, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended November 30, 2023 (unaudited)

	AB California		AB High Income Municipal
Investment Income
Interest	$19,215,452		$77,929,001
Dividends – Affiliated issuers	580,723		374,116
Other income	17,189		56,118

Total income	19,813,364		78,359,235

Expenses
Advisory fee (see Note B)	2,287,211		7,192,474
Distribution fee – Class A	571,128		733,466
Distribution fee – Class C	120,840		323,993
Transfer agency – Class A	57,153		103,920
Transfer agency – Class C	3,089		11,671
Transfer agency – Advisor Class	67,126		360,685
Transfer agency – Class Z	– 0	–	23,705
Custody and accounting	67,805		131,249
Registration fees	24,990		113,897
Printing	18,777		109,807
Administrative	51,070		52,824
Audit and tax	26,757		31,811
Legal	21,560		32,581
Directors’ fees	14,600		27,413
Miscellaneous	17,911		43,889

Total expenses before interest expense	3,350,017		9,293,385
Interest expense	5,569		5,595,034

Total expenses	3,355,586		14,888,419
Less: expenses waived and reimbursed by the Adviser (see Note B)	(130,381)		(173,239)

Net expenses	3,225,205		14,715,180

Net investment income	16,588,159		63,644,055

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(4,495,367)		(51,936,057)
Swaps	143,320		19,654,847
Net change in unrealized appreciation (depreciation) of:
Affiliated Underlying Portfolios	– 0	–	46,000
Investments	8,561,887		(14,592,322)
Swaps	(1,300,224)		(24,297,042)

Net gain (loss) on investment transactions	2,909,616		(71,124,574)

Net Increase (Decrease) in Net Assets from Operations	$19,497,775		$(7,480,519)

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB National	AB New York
Investment Income
Interest	$34,168,224	$9,536,295
Dividends – Affiliated issuers	393,933	136,708
Other income	30,840	4,263

Total income	34,592,997	9,677,266

Expenses
Advisory fee (see Note B)	3,862,423	1,175,363
Distribution fee – Class A	513,704	413,385
Distribution fee – Class C	110,614	81,599
Transfer agency – Class A	85,043	56,094
Transfer agency – Class C	4,971	2,814
Transfer agency – Advisor Class	264,861	29,704
Custody and accounting	94,037	54,860
Registration fees	92,222	24,731
Administrative	48,191	49,931
Printing	40,220	17,823
Audit and tax	27,479	27,479
Legal	26,165	20,419
Directors’ fees	18,898	11,815
Miscellaneous	27,093	14,105

Total expenses	5,215,921	1,980,122
Less: expenses waived and reimbursed by the Adviser (see Note B)	(308,116)	(181,058)

Net expenses	4,907,805	1,799,064

Net investment income	29,685,192	7,878,202

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(12,692,881)	(6,940,301)
Swaps	8,189,589	5,791,614
Net change in unrealized appreciation (depreciation) of:
Investments	13,895,804	3,956,451
Swaps	(13,972,851)	(7,822,598)

Net loss on investment transactions	(4,580,339)	(5,014,834)

Net Increase in Net Assets from Operations	$25,104,853	$2,863,368

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	AB California
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$16,588,159	$29,290,330
Net realized loss on investment transactions	(4,352,047)	(4,952,153)
Net change in unrealized appreciation (depreciation) of investments	7,261,663	(22,946,120)

Net increase in net assets from operations	19,497,775	1,392,057
Distributions to Shareholders
Class A	(7,073,118)	(14,157,982)
Class C	(283,212)	(611,383)
Advisor Class	(8,971,449)	(15,739,733)
Capital Stock Transactions
Net increase	67,541,820	48,590,085

Total increase	70,711,816	19,473,044
Net Assets
Beginning of period	993,872,445	974,399,401

End of period	$1,064,584,261	$993,872,445

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

AB High Income Municipal
Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$63,644,055	$125,194,606
Net realized loss on investment transactions	(32,281,210)	(32,181,715)
Net change in unrealized appreciation (depreciation) of investments	(38,843,364)	(239,713,482)
Contributions from Affiliates (see Note B)	– 0	–	175,936

Net decrease in net assets from operations	(7,480,519)	(146,524,655)
Distributions to Shareholders
Class A	(11,666,959)	(26,625,590)
Class C	(1,042,100)	(2,916,733)
Advisor Class	(43,059,755)	(98,881,284)
Class Z	(4,914,407)	(1,543,155)
Capital Stock Transactions
Net decrease	(73,333,372)	(204,078,550)

Total decrease	(141,497,112)	(480,569,967)
Net Assets
Beginning of period	3,012,557,355	3,493,127,322

End of period	$2,871,060,243	$3,012,557,355

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB National
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$29,685,192	$51,704,891
Net realized loss on investment transactions	(4,503,292)	(31,181,172)
Net change in unrealized appreciation (depreciation) of investments	(77,047)	(36,340,228)

Net increase (decrease) in net assets from operations	25,104,853	(15,816,509)
Distributions to Shareholders
Class A	(6,215,650)	(12,935,134)
Class C	(250,642)	(595,071)
Advisor Class	(21,063,756)	(38,718,833)
Capital Stock Transactions
Net increase (decrease)	103,069,766	(63,268,055)

Total increase (decrease)	100,644,571	(131,333,602)
Net Assets
Beginning of period	1,680,636,437	1,811,970,039

End of period	$1,781,281,008	$1,680,636,437

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

AB New York
Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$7,878,202	$15,053,747
Net realized loss on investment transactions	(1,148,687)	(10,211,148)
Net change in unrealized appreciation (depreciation) of investments	(3,866,147)	(11,206,726)
Contributions from Affiliates (see Note B)	– 0	–	1,866

Net increase (decrease) in net assets from operations	2,863,368	(6,362,261)
Distributions to Shareholders
Class A	(4,679,782)	(9,592,719)
Class C	(168,485)	(417,976)
Advisor Class	(2,698,076)	(5,255,441)
Capital Stock Transactions
Net decrease	(32,374,928)	(37,823,599)

Total decrease	(37,057,903)	(59,451,996)
Net Assets
Beginning of period	537,987,884	597,439,880

End of period	$500,929,981	$537,987,884

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

November 30, 2023 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of the diversified AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. The AB California Portfolio, AB National Portfolio and AB New York Portfolio offer Class A, Class C and Advisor Class shares. The AB High Income Municipal Portfolio offers Class A, Class C, Advisor Class and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Class Z shares have been authorized but currently are not being offered for AB California Portfolio, AB National Portfolio and AB New York Portfolio. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the

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NOTES TO FINANCIAL STATEMENTS (continued)

“Adviser”) serves as the Portfolios’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

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NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor

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NOTES TO FINANCIAL STATEMENTS (continued)

inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of November 30, 2023:

AB California Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,016,711,231		$	– 0	–	$1,016,711,231
Short-Term Municipal Notes		– 0	–	2,260,000			– 0	–	2,260,000
Commercial Mortgage-Backed Securities		– 0	–	28,831,436			– 0	–	28,831,436
Short-Term Investments		7,021,825		– 0	–		– 0	–	7,021,825

Total Investments in Securities		7,021,825		1,047,802,667			– 0	–	1,054,824,492
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	11,653,136			– 0	–	11,653,136	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	2,139,987			– 0	–	2,139,987	(b)
Interest Rate Swaps		– 0	–	1,309,016			– 0	–	1,309,016
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(2,396,910)			– 0	–	(2,396,910	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,020,933)			– 0	–	(1,020,933	)(b)

Total		$7,021,825		$1,059,486,963		$	– 0	–	$1,066,508,788

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NOTES TO FINANCIAL STATEMENTS (continued)

AB High Income Municipal Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$2,973,539,681		$340,900	(c)	$2,973,880,581
Commercial Mortgage-Backed Securities		– 0	–	74,580,791		– 0	–	74,580,791
Corporates – Non-Investment Grade		– 0	–	23,528,684		11,898,818		35,427,502
Asset-Backed Securities		– 0	–	9,351,985		0	(c)	9,351,985
Corporates – Investment Grade		– 0	–	5,521,925		– 0	–	5,521,925
Investment Companies		5,000,000		– 0	–	– 0	–	5,000,000
Short-Term Investments		2,532,431		– 0	–	– 0	–	2,532,431
Liabilities:
Floating Rate Notes(d)		(264,270,000)		– 0	–	– 0	–	(264,270,000)

Total Investments in Securities		(256,737,569)		3,086,523,066		12,239,718	(c)	2,842,025,215
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	57,975,227		– 0	–	57,975,227	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	449,224		– 0	–	449,224	(b)
Interest Rate Swaps		– 0	–	5,197,172		– 0	–	5,197,172
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(1,254,641)		– 0	–	(1,254,641	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(10,329,452)		– 0	–	(10,329,452	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(17,619,096)		– 0	–	(17,619,096	)(b)
Credit Default Swaps		– 0	–	(2,427,841)		– 0	–	(2,427,841)
Interest Rate Swaps		– 0	–	(1,163,748)		– 0	–	(1,163,748)

Total		$(256,737,569)		$3,117,349,911		$12,239,718	(c)	$2,872,852,060

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AB National Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,743,055,301		$0	(c)	$1,743,055,301
Commercial Mortgage-Backed Securities		– 0	–	34,447,598		– 0	–	34,447,598
Asset-Backed Securities		– 0	–	3,650,939		0	(c)	3,650,939
Short-Term Investments		7,666,345		– 0	–	– 0	–	7,666,345

Total Investments in Securities		7,666,345		1,781,153,838		0	(c)	1,788,820,183
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	3,796,318		– 0	–	3,796,318	(b)
Interest Rate Swaps		– 0	–	2,875,015		– 0	–	2,875,015
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(334,248)		– 0	–	(334,248	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(4,500,562)		– 0	–	(4,500,562	)(b)

Total		$7,666,345		$1,782,990,361		$0	(c)	$1,790,656,706

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AB New York Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$491,809,095		$	– 0	–	$491,809,095
Commercial Mortgage-Backed Securities		– 0	–	3			80,974		80,977
Corporates – Non-Investment Grade		– 0	–	– 0	–		20,000		20,000

Total Investments in Securities		– 0	–	491,809,098			100,974		491,910,072
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	1,695,822			– 0	–	1,695,822	(b)
Interest Rate Swaps		– 0	–	974,501			– 0	–	974,501
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(2,478,131)			– 0	–	(2,478,131	)(b)

Total	$	– 0	–	$492,001,290			$100,974		$492,102,264

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)	The Portfolio held securities with zero market value at period end.

(d)	The Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolios have a tax year-end of November 30 concurrent with the filing of the Portfolios’ tax returns.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

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4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolios pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Portfolio	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
AB California	.45%	.40%	.35%
AB High Income Municipal	.50%	.45%	.40%
AB National	.45%	.40%	.35%
AB New York	.45%	.40%	.35%

Such fees are accrued daily and paid monthly.

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The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total operating expenses (excluding interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses) on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class	Class Z
AB California	.75%	1.50%	.50%	N/A
AB High Income Municipal	.80%	1.55%	.55%	.55%
AB National	.75%	1.50%	.50%	N/A
AB New York	.75%	1.50%	.50%	N/A

This contractual agreement extends through September 30, 2024, for all Portfolios and may be extended by the Adviser for additional one year terms.

For the six months ended November 30, 2023, such reimbursements amounted to $116,705, $162,081, $299,363 and $178,250 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2023, the reimbursement for such services amounted to $51,070, $52,824, $48,191 and $49,931 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to: AB California Portfolio, $34,452; AB High Income Municipal Portfolio, $121,442; AB National Portfolio, $99,573 and AB New York Portfolio, $29,515 for the six months ended November 30, 2023.

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AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the six months ended November 30, 2023, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A	Class C
AB California	$ – 0	–	$67,295	$4,387
AB High Income Municipal	– 0	–	23,543	2,222
AB National	– 0	–	2,467	1,484
AB New York	5		629	1,734

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended November 30, 2023, such waivers amounted to:

Portfolio	Amount
AB California	$13,676
AB High Income Municipal	8,506
AB National	8,753
AB New York	2,808

In connection with the Portfolios’ investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Portfolios in an amount equal to the Portfolios’ pro rata share of the effective advisory fees of AB mutual funds, as paid by the Portfolios as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until September 30, 2024. For the six months ended November 30, 2023, such waivers and/or reimbursements amounted to $2,652 for AB High Income Municipal Portfolio.

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A summary of the Portfolios’ transactions in AB mutual funds for the six months ended November 30, 2023 is as follows:

AB Municipal Income Fund, Inc. – AB California Portfolio
Portfolio	Market Value 5/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$17,007	$205,126	$215,111	$7,022	$581

AB Municipal Income Fund, Inc. – AB High Income Municipal
													Distributions
Fund	Market Value 5/31/23 (000)		Purchases at Cost (000)	Sales Proceeds (000)		Realized Gain (Loss) (000)			Change in Unrealized Appr.(Depr.) (000)			Market Value 11/30/23 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$5,642		$366,276	$369,386		$	– 0	–	$	– 0	–	$2,532	$348	$	– 0	–
AB Active ETFs, Inc. – AB Tax-Aware Short Duration Municipal ETF	– 0	–	4,954	– 0	–		– 0	–		46		5,000	26		– 0	–

Total						$	– 0	–		$46		$7,532	$374	$	– 0	–

AB Municipal Income Fund, Inc. – AB National Portfolio
Portfolio	Market Value 5/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$28,136	$308,754	$329,224	$7,666	$394

AB Municipal Income Fund, Inc. – AB New York Portfolio
Portfolio	Market Value 5/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/23 (000)			Dividend Income (000)
Government Money Market Portfolio	$15,718	$52,861	$68,579	$	– 0	–	$137

During the year ended May 31, 2023, the Adviser reimbursed AB High Income Municipal Portfolio $175,936 and AB New York Portfolio $1,866, respectively, for trading losses incurred due to a trade entry error.

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NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB California	$7,645,990
AB High Income Municipal	4,102,518
AB National	7,157,669
AB New York	4,585,660

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2023, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB California	$201,491,471	$	– 0	–	$122,386,627	$	– 0	–
AB High Income Municipal	420,812,863		– 0	–	477,373,064		– 0	–
AB National	468,860,267		– 0	–	311,289,702		50,000
AB New York	114,048,702		– 0	–	115,660,328		– 0	–

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The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Depreciation
Portfolio	Appreciation	(Depreciation)
AB California	$24,845,502	$(62,017,169)	$(37,171,667)
AB High Income Municipal	92,550,234	(481,808,917)	(389,258,683)
AB National	24,773,520	(103,041,563)	(78,268,043)
AB New York	5,912,596	(33,899,498)	(27,986,902)

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where

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applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its

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ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2023, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended November 30, 2023, the Portfolios held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

Each Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated

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at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended November 30, 2023, the AB High Income Municipal Portfolio and AB National Portfolio held credit default swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its

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OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended November 30, 2023, the Portfolios had entered into the following derivatives:

AB California Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$13,793,123	*	Payable for variation margin on centrally cleared swaps	$3,409,335	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	1,309,016

Total		$15,102,139			$3,409,335

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$143,320	$(1,300,224)

Total		$143,320	$(1,300,224)

AB High Income Municipal Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$1,016,735	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$58,424,451	*	Payable for variation margin on centrally cleared swaps	27,905,154	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	5,197,172		Unrealized depreciation on interest rate swaps	1,163,748

Credit contracts				Market value on credit default swaps	2,427,841

Total		$63,621,623			$32,513,478

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$20,811,084	$(26,417,405)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(1,156,237)	2,120,363

Total		$19,654,847	$(24,297,042)

AB National Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$270,868	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$3,796,318	*	Payable for variation margin on centrally cleared swaps	4,500,562	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	2,875,015

Total		$6,671,333			$4,771,430

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$8,443,807	$(13,851,364)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(254,218)	(121,487)

Total		$8,189,589	$(13,972,851)

AB New York Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$1,695,822	*	Payable for variation margin on centrally cleared swaps	$2,478,131	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	974,501

Total		$2,670,323			$2,478,131

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$5,791,614	$(7,822,598)

Total		$5,791,614	$(7,822,598)

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NOTES TO FINANCIAL STATEMENTS (continued)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended November 30, 2023:

AB California Portfolio
Interest Rate Swaps:
Average notional amount	$12,620,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$147,274,286
Centrally Cleared Inflation Swaps:
Average notional amount	$157,260,000

AB High Income Municipal Portfolio
Interest Rate Swaps:
Average notional amount	$218,632,857
Centrally Cleared Interest Rate Swaps:
Average notional amount	$791,282,857
Centrally Cleared Inflation Swaps:
Average notional amount	$794,620,000
Credit Default Swaps:
Average notional amount of sale contracts	$25,275,076
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$25,813,667	(a)

(a)	Positions were open for three months during the period.

AB National Portfolio
Interest Rate Swaps:
Average notional amount	$42,676,429
Centrally Cleared Interest Rate Swaps:
Average notional amount	$322,351,429
Centrally Cleared Inflation Swaps:
Average notional amount	$289,720,000	(a)
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$7,518,714

(a)	Positions were open for four months during the period.

AB New York Portfolio
Interest Rate Swaps:
Average notional amount	$9,395,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$102,245,714
Centrally Cleared Inflation Swaps:
Average notional amount	$104,080,000	(a)

(a)	Positions were open for four months during the period.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

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All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of November 30, 2023. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB California Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*	Net Amount of Derivative Assets
Citibank, NA	$1,309,016	$	– 0	–	$	– 0	–	$(1,280,000)	$29,016

Total	$1,309,016	$	– 0	–	$	– 0	–	$(1,280,000)	$29,016	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB High Income Municipal Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA	$94,523	$ – 0	–	$	– 0	–	$	– 0	–	$94,523
Citibank, NA/Citigroup Global Markets, Inc.	3,652,201	(1,242,711)			(2,038,400)			– 0	–	371,090
Morgan Stanley Capital Services LLC	1,450,448	(384,437)			(901,000)			– 0	–	165,011

Total	$5,197,172	$(1,627,148)			$(2,939,400)		$	– 0	–	$630,624	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA/Citigroup Global Markets, Inc.	$1,242,711	$(1,242,711)		$	– 0	–	$	– 0	–	$ – 0	–
Credit Suisse International	847,126	– 0	–		(847,126)			– 0	–	– 0	–
Goldman Sachs International	1,117,315	– 0	–		(1,117,315)			– 0	–	– 0	–
Morgan Stanley Capital Services LLC	384,437	(384,437)			– 0	–		– 0	–	– 0	–

Total	$3,591,589	$(1,627,148)			$(1,964,441)		$	– 0	–	$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

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^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB National Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$2,875,015	$	– 0	–	$(2,550,000)	$	– 0	–	$325,015

Total	$2,875,015	$	– 0	–	$(2,550,000)	$	– 0	–	$325,015	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB New York Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$974,501	$	– 0	–	$(950,000)	$	– 0	–	$24,501

Total	$974,501	$	– 0	–	$(950,000)	$	– 0	–	$24,501	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Capital Stock

The Fund has authorized 81.2 billion shares of capital stock. The allocation is as follow:

	Allocation of Shares (In Million)
Portfolio	Class A	Class B		Class C	Advisor	Class T	Class Z	Total
AB California	6,000	– 0	–	6,000	6,050	3,000	3,000	24,050
AB High Income Municipal	3,000	3,000		3,000	3,000	3,000	3,000	18,000
AB National	6,000	– 0	–	6,000	6,100	3,000	3,000	24,100
AB New York	3,000	– 0	–	3,000	3,050	3,000	3,000	15,050

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Transactions in capital shares for each class were as follows:

	AB California Portfolio
	Shares		Amount
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023

Class A
Shares sold	5,892,440	7,704,647	$59,864,989	$79,007,479

Shares issued in reinvestment of dividends	373,562	694,841	3,796,493	7,144,424

Shares converted from Class C	225,031	175,932	2,281,225	1,813,791

Shares redeemed	(6,437,055)	(9,378,795)	(65,225,373)	(96,438,400)

Net increase (decrease)	53,978	(803,375)	$717,334	$(8,472,706)

Class C
Shares sold	235,792	636,890	$2,388,734	$6,584,371

Shares issued in reinvestment of dividends	19,617	41,605	199,428	427,499

Shares converted to Class A	(225,124)	(176,006)	(2,281,225)	(1,813,791)

Shares redeemed	(363,109)	(624,303)	(3,700,172)	(6,410,749)

Net decrease	(332,824)	(121,814)	$(3,393,235)	$(1,212,670)

Advisor Class
Shares sold	20,288,721	33,681,204	$205,994,028	$347,657,032

Shares issued in reinvestment of dividends	442,248	771,267	4,494,840	7,928,561

Shares redeemed	(13,872,468)	(29,013,615)	(140,271,147)	(297,310,132)

Net increase	6,858,501	5,438,856	$70,217,721	$58,275,461

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	AB High Income Municipal Portfolio
	Shares		Amount
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023

Class A
Shares sold	6,893,660	19,319,656	$67,073,635	$198,769,746

Shares issued in reinvestment of dividends	612,390	1,306,039	5,977,465	13,337,776

Shares converted from Class C	993,397	1,561,796	9,550,671	16,050,640

Shares redeemed	(12,287,164)	(31,301,164)	(119,461,300)	(320,723,483)

Net decrease	(3,787,717)	(9,113,673)	$(36,859,529)	$(92,565,321)

Class C
Shares sold	283,154	1,322,262	$2,806,770	$13,633,980

Shares issued in reinvestment of dividends	69,325	183,225	676,899	1,869,640

Shares converted to Class A	(994,323)	(1,562,652)	(9,550,671)	(16,050,640)

Shares redeemed	(878,296)	(3,064,799)	(8,573,871)	(31,179,111)

Net decrease	(1,520,140)	(3,121,964)	$(14,640,873)	$(31,726,131)

Advisor Class
Shares sold	35,660,942	123,855,777	$349,051,958	$1,274,580,071

Shares issued in reinvestment of dividends	2,367,860	5,654,607	23,133,504	57,704,686

Shares redeemed	(65,383,026)	(143,731,592)	(645,838,415)	(1,459,403,797)

Net decrease	(27,354,224)	(14,221,208)	$(273,652,953)	$(127,119,040)

Class Z
Shares sold	30,888,992	10,346,980	$310,699,199	$102,368,784

Shares issued in reinvestment of dividends	387,021	1,190	3,728,503	12,157

Shares redeemed	(6,521,828)	(5,488,975)	(62,607,719)	(55,048,999)

Net increase	24,754,185	4,859,195	$251,819,983	$47,331,942

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	AB National Portfolio
	Shares		Amount
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023

Class A
Shares sold	2,938,766	9,334,429	$27,343,551	$89,177,348

Shares issued in reinvestment of dividends	381,415	776,246	3,574,000	7,401,302

Shares converted from Class C	248,506	494,018	2,305,016	4,720,857

Shares redeemed	(4,666,830)	(17,637,628)	(43,514,106)	(168,516,029)

Net decrease	(1,098,143)	(7,032,935)	$(10,291,539)	$(67,216,522)

Class C
Shares sold	115,687	687,356	$1,074,874	$6,531,079

Shares issued in reinvestment of dividends	20,972	47,371	196,321	451,073

Shares converted to Class A	(248,924)	(494,595)	(2,305,016)	(4,720,857)

Shares redeemed	(316,116)	(956,464)	(2,956,740)	(9,092,887)

Net decrease	(428,381)	(716,332)	$(3,990,561)	$(6,831,592)

Advisor Class
Shares sold	41,079,352	95,485,368	$384,056,946	$913,030,211

Shares issued in reinvestment of dividends	1,564,406	2,815,718	14,646,390	26,867,436

Shares redeemed	(30,240,704)	(97,613,105)	(281,351,470)	(929,117,588)

Net increase	12,403,054	687,981	$117,351,866	$10,780,059

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB New York Portfolio
	Shares		Amount
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023

Class A
Shares sold	2,521,622	9,091,308	$22,437,844	$82,288,278

Shares issued in reinvestment of dividends	288,452	568,418	2,589,106	5,191,614

Shares converted from Class C	393,322	253,419	3,460,234	2,325,313

Shares redeemed	(5,227,248)	(12,649,008)	(46,290,341)	(115,098,325)

Net decrease	(2,023,852)	(2,735,863)	$(17,803,157)	$(25,293,120)

Class C
Shares sold	56,353	159,265	$513,316	$1,445,248

Shares issued in reinvestment of dividends	13,346	32,756	119,922	298,992

Shares converted to Class A	(393,685)	(253,550)	(3,460,234)	(2,325,313)

Shares redeemed	(199,802)	(487,429)	(1,788,945)	(4,460,159)

Net decrease	(523,788)	(548,958)	$(4,615,941)	$(5,041,232)

Advisor Class
Shares sold	3,781,408	11,804,628	$33,922,513	$108,076,760

Shares issued in reinvestment of dividends	146,250	281,205	1,313,517	2,569,640

Shares redeemed	(5,073,360)	(12,956,985)	(45,191,860)	(118,135,647)

Net decrease	(1,145,702)	(871,152)	$(9,955,830)	$(7,489,247)

NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the

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possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of the municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Portfolios’ investment in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios invest from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

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Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolios may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Financing and Related Transactions; Leverage and Other Risks—The Portfolios may utilize financial leverage, including tender option bond transactions, to seek to enhance the yield and net asset value. These objectives may not be achieved in all interest rate environments. Leverage creates certain risks for shareholders, including the likelihood of greater

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volatility of the net asset value. If income from the securities purchased from the funds made available by leverage is not sufficient to cover the cost of leverage, the Portfolios’ return will be less than if leverage had not been used. As a result, the amounts available for distribution as dividends and other distributions will be reduced. During periods of rising short-term interest rates, the interest paid on the floaters in tender option bond transactions would increase, which may adversely affect the Portfolios’ income and distribution to shareholders. A decline in distributions would adversely affect the Portfolios’ yield. If rising short-term rates coincide with a period of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the net asset value.

In a tender option bond transaction, the Portfolios may transfer a highly rated fixed-rate municipal security to a broker, which, in turn, deposits the bond into a special purpose vehicle (typically, a trust) usually sponsored by the broker. The Portfolios receive cash and a residual interest security (sometimes referred to as an “inverse floater”) issued by the trust in return. The trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term seven-day demand notes. These securities, sometimes referred to as “floaters”, are bought by third parties, including tax-exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The Portfolios continue to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the trust, which include payments to the trustee and the liquidity provider and organizational costs. The Portfolios also use the cash received from the transaction for investment purposes or to retire other forms of leverage. Under certain circumstances, the trust may be terminated and collapsed, either by the Portfolios or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying bond, or in the event holders of the floaters tender their securities to the liquidity provider. See Note I to the Financial Statements “Floating Rate Notes Issued in Connection with Securities Held” for more information about tender option bond transactions.

The Portfolios may also purchase inverse floaters from a tender option bond trust in a secondary market transaction without first owning the underlying bond. The income received from an inverse floater varies inversely with the short-term interest rate paid on the floaters issued by the trust. The prices of inverse floaters are subject to greater volatility than the prices of fixed-income securities that are not inverse floaters. Investments in inverse floaters may amplify the risks of leverage. If short-term interest rates rise, the interest payable on the floaters would increase and income from the inverse floaters decrease.

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Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index which could cause the Portfolios to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

LIBOR Replacement Risk—The Portfolios may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. LIBOR’s administrator, ICE Benchmark Administration, ceased publishing most LIBOR settings (including some U.S. LIBOR settings) by the end of 2021 and the remaining (and most widely used) U.S. Dollar LIBOR settings after June 30, 2023. The United Kingdom Financial Conduct Authority, which regulates LIBOR, will permit the use of synthetic U.S. Dollar LIBOR rates for non-U.S. contracts through September 30, 2024, but any such rates would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There is no assurance that the composition or characteristics of SOFR or any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that the market for SOFR-linked financial instruments will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability. Neither the long-term effects of the LIBOR transition process nor its ultimate success can yet be known.

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Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios are subject to management risk because they are an actively-managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2023.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal period through May 31, 2023 and the tax years ended November 30, 2022 and November 30, 2021 were as follows

AB California Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$795,296	$237,886

Total taxable distributions		– 0	–	795,296	237,886
Tax exempt distributions		16,296,586		24,737,819	10,012,329

Total distributions paid		$16,296,586		$25,533,115	$10,250,215

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NOTES TO FINANCIAL STATEMENTS (continued)

AB High Income Municipal Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$8,386,933	$4,359,494

Total taxable distributions		– 0	–	8,386,933	4,359,494
Tax exempt distributions		61,987,198		124,253,199	55,727,850

Total distributions paid		$61,987,198		$132,640,132	$60,087,344

AB National Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$1,383,281	$182,163

Total taxable distributions		– 0	–	1,383,281	182,163
Tax exempt distributions		26,493,796		44,616,817	18,549,766

Total distributions paid		$26,493,796		$46,000,098	$18,731,929

AB New York Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$304,070	$61,452

Total taxable distributions		– 0	–	304,070	61,452
Tax exempt distributions		7,709,026		14,319,973	6,531,245

Total distributions paid		$7,709,026		$14,624,043	$6,592,697

As of November 30, 2022, the Portfolios’ most recent tax year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Tax-Exempt Income	Accumulated Capital and Other Losses(a)	Unrealized Appreciation (Depreciation)(b)	Total Accumulated Earnings (Deficit)(c)
AB California	$151,668	$(9,321,838)	$(50,344,343)	$(59,514,513)
AB High Income Municipal	3,423,337	(52,485,729)	(336,757,981)	(385,820,373)
AB National	427,007	(44,476,278)	(89,038,780)	(133,088,051)
AB New York	35,334	(21,119,811)	(28,656,347)	(49,740,824)

(a)

At November 30, 2022, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had capital loss carryforwards for federal income tax purposes. As of November 30, 2022, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had net capital loss carryforwards of $9,321,838, $52,485,729, $44,476,278, and $21,119,811, respectively.

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NOTES TO FINANCIAL STATEMENTS (continued)

(b)

The differences between book-basis and tax-basis unrealized appreciation depreciation are attributable primarily to the tax treatment of swaps, the tax deferral of losses on wash sales, debt restructuring, and the tax treatment of tender option bonds.

(c)	The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of November 30, 2022, the Portfolios’ most recent tax year end, the Portfolios had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB California	$8,208,814	$1,113,024
AB High Income Municipal	52,485,729	– 0	–
AB National	41,014,663	3,461,615
AB New York	21,119,811	– 0	–

During the current fiscal year, the Portfolios had no permanent differences that resulted in adjustments to accumulated loss or additional paid-in capital.

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

Each Portfolio may engage in tender option bond transactions in which the Portfolio may transfer a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Portfolio buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Portfolio, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Portfolios’ liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the

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NOTES TO FINANCIAL STATEMENTS (continued)

Portfolios’ expense ratio. At November 30, 2023, the amount of Floating Rate Notes outstanding was $264,270,000 and the related interest rate ranged from 3.33% to 3.65% for AB High Income Municipal Portfolio. At November 30, 2023, AB California Portfolio, AB National Portfolio and AB New York Portfolio did not have any Floating Rate Notes outstanding. For the six months ended November 30, 2023, the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were as follows:

Portfolio	Average Amount Outstanding	Weighted Average Interest Rate
AB High Income Municipal	$302,666,066	3.63%

Each Portfolio may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Portfolios’ financial statements as a secured borrowing. For the six months ended November 30, 2023, AB California Portfolio engaged in such transactions.

The final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) were issued on December 10, 2013. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs, such as the Fund’s TOB transactions (as such programs were then previously or are presently structured), and (ii) continuing certain relationships with or certain services for residual interest bond programs.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class A
	Six Months Ended November 30, 2023 (unaudited)		Year Ended May 31,
			2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.31		$ 10.60	$ 11.57	$ 10.96	$ 11.21	$ 11.06

Income From Investment Operations

Net investment income(a)(b)	.16		.30	.24	.29	.33	.37

Net realized and unrealized gain (loss) on investment transactions	.02		(.27)	(.99)	.61	(.25)	.15

Net increase (decrease) in net asset value from operations	.18		.03	(.75)	.90	.08	.52

Less: Dividends

Dividends from net investment income	(.16)		(.32)	(.22)	(.29)	(.33)	(.37)

Net asset value, end of period	$ 10.33		$ 10.31	$ 10.60	$ 11.57	$ 10.96	$ 11.21

Total Return

Total investment return based on net asset value(c)	1.76%		.31%	(6.57)%	8.30%	.68%	4.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$461,609		$459,793	$481,440	$547,704	$494,992	$482,499

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75	%^	.75%	.75%	.75%	.75%	.75%

Expenses, before waivers/reimbursements(d)	.77	%^	.78%	.76%	.77%	.78%	.80%

Net investment income(a)	3.15	%^	2.94%	2.09%	2.54%	2.96%	3.38%

Portfolio turnover rate	13%		30%	17%	23%	16%	13%

See footnote summary on pages 248-249.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class C
	Six Months Ended November 30, 2023 (unaudited)		Year Ended May 31,
			2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.30		$ 10.60	$ 11.56	$ 10.96	$ 11.21	$ 11.05

Income From Investment Operations

Net investment income(a)(b)	.12		.23	.15	.20	.25	.29

Net realized and unrealized gain (loss) on investment transactions	.03		(.29)	(.97)	.61	(.26)	.16

Net increase (decrease) in net asset value from operations	.15		(.06)	(.82)	.81	(.01)	.45

Less: Dividends

Dividends from net investment income	(.12)		(.24)	(.14)	(.21)	(.24)	(.29)

Net asset value, end of period	$ 10.33		$ 10.30	$ 10.60	$ 11.56	$ 10.96	$ 11.21

Total Return

Total investment return based on net asset value(c)	1.47%		(.54)%	(7.19)%	7.40%	(.08)%	4.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,992		$26,359	$28,401	$41,511	$42,622	$44,421

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%

Expenses, before waivers/reimbursements(d)	1.52	%^	1.54%	1.51%	1.52%	1.53%	1.55%

Net investment income(a)	2.39	%^	2.19%	1.33%	1.80%	2.21%	2.63%

Portfolio turnover rate	13%		30%	17%	23%	16%	13%

See footnote summary on pages 248-249.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Advisor Class
	Six Months Ended November 30, 2023 (unaudited)		Year Ended May 31,
			2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.31		$ 10.60	$ 11.57	$ 10.96	$ 11.21	$ 11.06

Income From Investment Operations

Net investment income(a)(b)	.17		.33	.26	.32	.36	.40

Net realized and unrealized gain (loss) on investment transactions	.02		(.28)	(.98)	.61	(.26)	.15

Net increase (decrease) in net asset value from operations	.19		.05	(.72)	.93	.10	.55

Less: Dividends

Dividends from net investment income	(.17)		(.34)	(.25)	(.32)	(.35)	(.40)

Net asset value, end of period	$ 10.33		$ 10.31	$ 10.60	$ 11.57	$ 10.96	$ 11.21

Total Return

Total investment return based on net asset value(c)	1.89%		.56%	(6.34)%	8.57%	.93%	5.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$579,983		$507,720	$464,558	$451,056	$381,036	$279,106

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50	%^	.50%	.50%	.50%	.50%	.51%

Expenses, before waivers/reimbursements(d)	.52	%^	.53%	.51%	.52%	.53%	.55%

Net investment income(a)	3.40	%^	3.19%	2.34%	2.78%	3.20%	3.63%

Portfolio turnover rate	13%		30%	17%	23%	16%	13%

See footnote summary on pages 248-249.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class A
Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.14	$ 10.96	$ 12.25	$ 10.90	$ 11.65	$ 11.39

Income From Investment Operations

Net investment income(a)(b)	.21	.40	.37	.39	.42	.43

Net realized and unrealized gain (loss) on investment transactions	(.23)	(.81)	(1.29)	1.36	(.74)	.30

Contributions from Affiliates	– 0	–	.00	(e)	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.02)	(.41)	(.92)	1.75	(.32)	.73

Less: Dividends

Dividends from net investment income	(.20)	(.41)	(.37)	(.40)	(.43)	(.47)

Net asset value, end of period	$ 9.92	$ 10.14	$ 10.96	$ 12.25	$ 10.90	$ 11.65

Total Return

Total investment return based on net asset value(c)	(.20)%	(3.66)%	(7.68)%	16.40%	(2.97)%	6.64%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$569,218	$619,769	$769,846	$899,274	$680,380	$754,555

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.19	%^	1.15%	.85%	.85%	.85%	.87%

Expenses, before waivers/reimbursements(d)	1.20	%^	1.16%	.85%	.85%	.85%	.88%

Net investment income(a)	4.18	%^	3.87%	3.06%	3.27%	3.59%	3.81%

Portfolio turnover rate	13%	26%	16%	16%	22%	23%

See footnote summary on pages 248-249.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class C
Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.13	$ 10.95	$ 12.25	$ 10.89	$ 11.65	$ 11.39

Income From Investment Operations

Net investment income(a)(b)	.17	.32	.28	.30	.33	.35

Net realized and unrealized gain (loss) on investment transactions	(.22)	(.80)	(1.30)	1.38	(.74)	.30

Contributions from Affiliates	– 0	–	.00	(e)	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.05)	(.48)	(1.02)	1.68	(.41)	.65

Less: Dividends

Dividends from net investment income	(.16)	(.34)	(.28)	(.32)	(.35)	(.39)

Net asset value, end of period	$ 9.92	$ 10.13	$ 10.95	$ 12.25	$ 10.89	$ 11.65

Total Return

Total investment return based on net asset value(c)	(.47)%	(4.38)%	(8.46)%	15.53%	(3.69)%	5.85%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$56,348	$72,948	$113,046	$177,019	$217,533	$273,186

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.94	%^	1.90%	1.60%	1.60%	1.60%	1.62%

Expenses, before waivers/reimbursements(d)	1.95	%^	1.90%	1.60%	1.61%	1.60%	1.63%

Net investment income(a)	3.41	%^	3.12%	2.30%	2.54%	2.85%	3.06%

Portfolio turnover rate	13%	26%	16%	16%	22%	23%

See footnote summary on pages 248-249.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Advisor Class
Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.13	$ 10.95	$ 12.25	$ 10.89	$ 11.65	$ 11.38

Income From Investment Operations

Net investment income(a)(b)	.22	.42	.40	.42	.45	.46

Net realized and unrealized gain (loss) on investment transactions	(.22)	(.80)	(1.30)	1.37	(.75)	.31

Contributions from Affiliates	– 0	–	.00	(e)	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	– 0	–	(.38)	(.90)	1.79	(.30)	.77

Less: Dividends

Dividends from net investment income	(.21)	(.44)	(.40)	(.43)	(.46)	(.50)

Net asset value, end of period	$ 9.92	$ 10.13	$ 10.95	$ 12.25	$ 10.89	$ 11.65

Total Return

Total investment return based on net asset value(c)	.03%	(3.42)%	(7.53)%	16.70%	(2.72)%	7.00%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,950,612	$2,269,449	$2,609,004	$2,618,340	$1,872,364	$1,975,651

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.94	%^	.90%	.60%	.60%	.60%	.62%

Expenses, before waivers/reimbursements(d)	.95	%^	.90%	.60%	.60%	.60%	.63%

Net investment income(a)	4.43	%^	4.12%	3.32%	3.52%	3.84%	4.05%

Portfolio turnover rate	13%	26%	16%	16%	22%	23%

See footnote summary on pages 248-249.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class Z
Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,	October 1, 2018(f) to May 31, 2019

2023	2022	2021	2020

Net asset value, beginning of period	$ 10.14	$ 10.96	$ 12.26	$ 10.90	$ 11.65	$ 11.27

Income From Investment Operations

Net investment income(a)(b)	.22	.42	.40	.42	.43	.31

Net realized and unrealized gain (loss) on investment transactions	(.23)	(.80)	(1.30)	1.37	(.71)	.42

Contributions from Affiliates	– 0	–	.00	(e)	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.01)	(.38)	(.90)	1.79	(.28)	.73

Less: Dividends

Dividends from net investment income	(.21)	(.44)	(.40)	(.43)	(.47)	(.35)

Net asset value, end of period	$ 9.92	$ 10.14	$ 10.96	$ 12.26	$ 10.90	$ 11.65

Total Return

Total investment return based on net asset value(c)	(.07)%	(3.41)%	(7.52)%	16.69%	(2.60)%	6.59%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$294,882	$50,391	$1,231	$1,845	$2,085	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.93	%^	.90%	.59%	.59%	.60%	.65	%^

Expenses, before waivers/reimbursements(d)	.93	%^	.91%	.59%	.59%	.61%	.65	%^

Net investment income(a)	4.52	%^	4.20%	3.32%	3.55%	4.11%	4.11	%^

Portfolio turnover rate	13%	26%	16%	16%	22%	23%

See footnote summary on pages 248-249.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Class A
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.53	$ 9.88	$ 10.77	$ 10.20	$ 10.38	$ 10.15

Income From Investment Operations

Net investment income(a)(b)	.15	.27	.22	.23	.27	.29

Net realized and unrealized gain (loss) on investment transactions	(.02)	(.34)	(.91)	.58	(.19)	.23

Net increase (decrease) in net asset value from operations	.13	(.07)	(.69)	.81	.08	.52

Less: Dividends

Dividends from net investment income	(.14)	(.28)	(.20)	(.24)	(.26)	(.29)

Net asset value, end of period	$ 9.52	$ 9.53	$ 9.88	$ 10.77	$ 10.20	$ 10.38

Total Return

Total investment return based on net asset value(c)	1.42%	(.70)%	(6.45)%	8.00%	.80%	5.23%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$412,648	$423,812	$508,814	$590,789	$549,816	$572,911

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75%^	.75%	.75%	.75%	.75%	.75%

Expenses, before waivers/reimbursements(d)	.79%^	.80%	.77%	.78%	.78%	.79%

Net investment income(a)	3.28%^	2.85%	2.05%	2.21%	2.57%	2.87%

Portfolio turnover rate	18%	32%	12%	24%	28%	19%

See footnote summary on pages 248-249.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Class C
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.52	$ 9.87	$ 10.76	$ 10.19	$ 10.37	$ 10.14

Income From Investment Operations

Net investment income(a)(b)	.12	.20	.14	.16	.19	.21

Net realized and unrealized gain (loss) on investment transactions	(.03)	(.34)	(.90)	.57	(.18)	.24

Net increase (decrease) in net asset value from operations	.09	(.14)	(.76)	.73	.01	.45

Less: Dividends

Dividends from net investment income	(.11)	(.21)	(.13)	(.16)	(.19)	(.22)

Net asset value, end of period	$ 9.50	$ 9.52	$ 9.87	$ 10.76	$ 10.19	$ 10.37

Total Return

Total investment return based on net asset value(c)	.93%	(1.44)%	(7.16)%	7.20%	.05%	4.45%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$20,500	$24,613	$32,583	$52,879	$64,573	$75,942

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50%^	1.50%	1.50%	1.50%	1.50%	1.50%

Expenses, before waivers/reimbursements(d)	1.54%^	1.55%	1.52%	1.53%	1.54%	1.54%

Net investment income(a)	2.52%^	2.10%	1.30%	1.48%	1.82%	2.12%

Portfolio turnover rate	18%	32%	12%	24%	28%	19%

See footnote summary on pages 248-249.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Advisor Class
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.53	$ 9.88	$ 10.77	$ 10.20	$ 10.38	$ 10.15

Income From Investment Operations

Net investment income(a)(b)	.17	.30	.24	.26	.29	.31

Net realized and unrealized gain (loss) on investment transactions	(.03)	(.35)	(.90)	.58	(.18)	.24

Net increase (decrease) in net asset value from operations	.14	(.05)	(.66)	.84	.11	.55

Less: Dividends

Dividends from net investment income	(.15)	(.30)	(.23)	(.27)	(.29)	(.32)

Net asset value, end of period	$ 9.52	$ 9.53	$ 9.88	$ 10.77	$ 10.20	$ 10.38

Total Return

Total investment return based on net asset value(c)	1.55%	(.45)%	(6.22)%	8.27%	1.05%	5.49%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,348,133	$1,232,211	$1,270,573	$1,209,849	$1,001,776	$853,908

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50%^	.50%	.50%	.50%	.50%	.50%

Expenses, before waivers/reimbursements(d)	.53%^	.55%	.52%	.53%	.53%	.54%

Net investment income(a)	3.53%^	3.10%	2.31%	2.45%	2.81%	3.11%

Portfolio turnover rate	18%	32%	12%	24%	28%	19%

See footnote summary on pages 248-249.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Class A
Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.15	$ 9.49	$ 10.34	$ 9.70	$ 10.05	$ 9.82

Income From Investment Operations

Net investment income(a)(b)	.13	.25	.22	.23	.26	.29

Net realized and unrealized gain (loss) on investment transactions	(.06)	(.34)	(.86)	.65	(.35)	.23

Contributions from Affiliates	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.07	(.09)	(.64)	.88	(.09)	.52

Less: Dividends

Dividends from net investment income	(.13)	(.25)	(.21)	(.24)	(.26)	(.29)

Net asset value, end of period	$ 9.09	$ 9.15	$ 9.49	$ 10.34	$ 9.70	$ 10.05

Total Return

Total investment return based on net asset value(c)	.76%	(.86)%	(6.29)%	9.13%	(.92)%	5.37%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$321,075	$341,690	$380,361	$421,752	$414,853	$440,361

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75	%^	.76%	.75%	.75%	.75%	.76%

Expenses, before waivers/reimbursements(d)	.82	%^	.83%	.79%	.80%	.80%	.82%

Net investment income(a)	2.96	%^	2.73%	2.17%	2.31%	2.64%	2.92%

Portfolio turnover rate	23%	14%	16%	22%	23%	15%

See footnote summary on pages 248-249.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Class C
Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.15	$ 9.49	$ 10.33	$ 9.69	$ 10.04	$ 9.81

Income From Investment Operations

Net investment income(a)(b)	.10	.18	.14	.16	.19	.21

Net realized and unrealized gain (loss) on investment transactions	(.07)	(.33)	(.85)	.64	(.35)	.23

Contributions from Affiliates	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.03	(.15)	(.71)	.80	(.16)	.44

Less: Dividends

Dividends from net investment income	(.09)	(.19)	(.13)	(.16)	(.19)	(.21)

Net asset value, end of period	$ 9.09	$ 9.15	$ 9.49	$ 10.33	$ 9.69	$ 10.04

Total Return

Total investment return based on net asset value(c)	.38%	(1.60)%	(6.91)%	8.33%	(1.66)%	4.59%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,329	$18,205	$24,089	$39,563	$44,221	$51,764

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50	%^	1.51%	1.50%	1.50%	1.50%	1.51%

Expenses, before waivers/reimbursements(d)	1.57	%^	1.58%	1.54%	1.55%	1.55%	1.57%

Net investment income(a)	2.19	%^	1.98%	1.41%	1.56%	1.89%	2.18%

Portfolio turnover rate	23%	14%	16%	22%	23%	15%

See footnote summary on pages 248-249.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Advisor Class
Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.15	$ 9.49	$ 10.34	$ 9.70	$ 10.05	$ 9.82

Income From Investment Operations

Net investment income(a)(b)	.14	.27	.25	.26	.29	.31

Net realized and unrealized gain (loss) on investment transactions	(.06)	(.33)	(.87)	.64	(.35)	.23

Contributions from Affiliates	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.08	(.06)	(.62)	.90	(.06)	.54

Less: Dividends

Dividends from net investment income	(.14)	(.28)	(.23)	(.26)	(.29)	(.31)

Net asset value, end of period	$ 9.09	$ 9.15	$ 9.49	$ 10.34	$ 9.70	$ 10.05

Total Return

Total investment return based on net asset value(c)	1.00%	(.61)%	(6.06)%	9.40%	(.67)%	5.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$166,526	$178,093	$192,990	$187,212	$145,160	$135,701

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50	%^	.51%	.50%	.50%	.50%	.51%

Expenses, before waivers/reimbursements(d)	.57	%^	.58%	.54%	.55%	.55%	.57%

Net investment income(a)	3.20	%^	2.98%	2.42%	2.55%	2.89%	3.17%

Portfolio turnover rate	23%	14%	16%	22%	23%	15%

See footnote summary on pages 248-249.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Net of expenses waived/reimbursed by the Adviser.

(b)	Based on average shares outstanding.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended November 30, 2023 (unaudited)		Year Ended May 31,
			2023	2022	2021	2020	2019

AB California Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.77	%^	.78%	.76%	.77%	.78%	.79%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.52	%^	1.54%	1.51%	1.52%	1.53%	1.54%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.52	%^	.53%	.51%	.52%	.53%	.54%

	Six Months Ended November 30, 2023 (unaudited)		Year Ended May 31,
			2023	2022	2021	2020	2019

AB High Income Municipal Portfolio
Class A
Net of waivers/reimbursements	.80	%^	.80%	.78%	.79%	.80%	.80%
Before waivers/reimbursements	.82	%^	.81%	.78%	.80%	.80%	.81%
Class C
Net of waivers/reimbursements	1.55	%^	1.55%	1.53%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.57	%^	1.56%	1.53%	1.55%	1.55%	1.56%
Advisor Class
Net of waivers/reimbursements	.55	%^	.55%	.53%	.55%	.55%	.55%
Before waivers/reimbursements	.57	%^	.56%	.53%	.55%	.55%	.55%
Class Z(f)
Net of waivers/reimbursements	.55	%^	.55%	.52%	.53%	.55%	.53%^
Before waivers/reimbursements	.55	%^	.56%	.53%	.54%	.56%	.53%^

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended November 30, 2023 (unaudited)		Year Ended May 31,
			2023	2022	2021	2020	2019

AB National Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.79	%^	.80%	.77%	.78%	.78%	.79%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.54	%^	1.55%	1.52%	1.53%	1.54%	1.54%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.53	%^	.55%	.52%	.53%	.53%	.54%

	Six Months Ended November 30, 2023 (unaudited)		Year Ended May 31,
			2023	2022	2021	2020	2019

AB New York Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.82	%^	.82%	.79%	.80%	.80%	.81%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.57	%^	1.57%	1.54%	1.55%	1.55%	1.56%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.57	%^	.57%	.54%	.55%	.55%	.56%

(e)	Amount is less than $.005.

(f)	Commencement of distribution as of October 1, 2018.

^	Annualized.

See notes to financial statements.

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BOARD OF DIRECTORS

Garry L. Moody(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Marshall C. Turner, Jr.(1) Emilie D. Wrapp, Advisory Board Member

OFFICERS

Daryl Clements(2), Vice President Matthew J. Norton(2), Vice President Andrew D. Potter(2), Vice President Nancy E. Hay, Secretary	Michael B. Reyes, Senior Vice President Stephen M. Woetzel, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Jennifer Friedland, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

One Congress Street,

Suite 1

Boston, MA 02114

Principal Underwriter

AllianceBernstein Investments, Inc.
501 Commerce Street
Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Manhattan West
New York, NY 10001

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278
Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Adviser’s Municipal Bond Investment Team. Messrs. Clements, Norton and Potter are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios.

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Operation and Effectiveness of the Portfolios’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolios to designate an Administrator of the Portfolios’ Liquidity Risk Management Program. The Administrator of the Portfolios’ LRMP is AllianceBernstein L.P., the Portfolios’ investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolios’ Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolios’ LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolios’ compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolios will be unable to meet their redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolios classify the liquidity of their portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolios’ strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolios participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolios are required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolios’ reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

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The Adviser informed the Fund Board that the Committee believes the Portfolios’ LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Portfolios or their ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Municipal Income Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on August 1-2, 2023 (the “Meeting”):

•	AB California Portfolio

•	AB High Income Municipal Portfolio

•	AB National Portfolio

•	AB New York Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser,

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as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because

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comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and after discussing with the Adviser the reasons for the relative underperformance of AB National Portfolio and AB New York Portfolio in the most recent period, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median in the case of each of AB California Portfolio and AB National Portfolio. The directors

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noted that in the case of AB High Income Municipal Portfolio, it was equal to the median, and in the case of AB New York Portfolio, it was lower than the median. The directors also noted the Adviser’s total rate of compensation for each Fund, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds. In the case of each of AB California Portfolio, AB National Portfolio and AB New York Portfolio, the directors compared each Fund’s advisory fee rate with that for another fund advised by the Adviser utilizing similar investment strategies.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of each Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund in the case of each of AB California Portfolio, AB National Portfolio and AB New York Portfolio. The directors noted that AB High Income Municipal Portfolio’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded the expense ratio for each of AB High Income Municipal Portfolio and AB New York Portfolio was acceptable. The directors noted that the expense ratio for each of AB California Portfolio and National Portfolio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels, and that the net assets of AB High Income Municipal Portfolio were higher than a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in

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advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that in the case of AB High Income Municipal Portfolio, the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale, and, in the case of the other Funds, such Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Low Volatility Equity Portfolio1

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Short Duration High Yield Portfolio1

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Conservative Buffer ETF

Core Plus Bond ETF

Corporate Bond ETF

Disruptors ETF

High Yield ETF

Tax-Aware Intermediate Municipal ETF

Tax-Aware Long Municipal ETF

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

US High Dividend ETF

US Large Cap Strategic Equities ETF

US Low Volatility Equity ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 5, 2023, International Low Volatility Equity Portfolio was named International Strategic Core Portfolio and Short Duration High Yield Portfolio was named Limited Duration High Income Portfolio.

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NOTES

abfunds.com	AB MUNICIPAL INCOME FUND | 259

NOTES

260 | AB MUNICIPAL INCOME FUND	abfunds.com

AB MUNICIPAL INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MI-0152-1123

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

13(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

13(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

13(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 26, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	January 26, 2024